UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2016

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

39	Statement of Assets and Liabilities

40	Statement of Operations

41	Statements of Changes in Net Assets

42	Financial Highlights

44	Notes to Financial Statements

56	Supplemental Information to Shareholders

Lord Abbett Series Fund — Bond Debenture Portfolio
Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Bond Debenture Portfolio for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/16 –
	1/1/16	6/30/16	6/30/16
Class VC
Actual	$1,000.00	$1,059.20	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Asset Backed	2.26%
Automotive	1.05%
Banking	7.25%
Basic Industry	12.17%
Capital Goods	4.88%
Consumer Goods	5.50%
Energy	13.34%
Financial Services	1.65%
Foreign Government	4.19%
Healthcare	7.75%
Insurance	1.54%
Leisure	3.66%
Media	5.04%
Mortgage-Backed	0.42%
Real Estate	1.03%
Retail	5.89%
Service	2.00%
Technology & Electronics	6.38%
Telecommunications	6.01%
Transportation	1.82%
U.S. Government	0.94%
Utility	3.36%
Repurchase Agreement	1.87%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.35%

ASSET-BACKED SECURITIES 2.26%

Automobiles 0.40%
Drive Auto Receivables Trust 2016-BA B†	2.56%		6/15/2020	$886	$890,194
Drive Auto Receivables Trust 2016-BA C†	3.19%		7/15/2022	886	888,365
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	1,836	1,870,812
Santander Drive Auto Receivables Trust 2016–2 B	2.08%		2/16/2021	475	477,397
Total					4,126,768

Other 1.86%
ALM XIX LLC 2016–19A C†	4.984%	#	7/15/2028	462	461,547
ALM XVIII Ltd. 2016–18A C†(a)	5.007%	#	7/15/2027	500	494,671
Anchorage Capital CLO 7 Ltd. 2015–7A D†	4.272%	#	10/15/2027	400	370,495
Anchorage Capital CLO 8 Ltd. 2016–8A D†(a)	4.855%	#	7/28/2028	250	238,125
Anchorage Capital CLO Ltd. 2013–1A C†	4.122%	#	7/13/2025	250	233,503
BlueMountain CLO Ltd. 2016–1A D†	5.425%	#	4/20/2027	500	505,400
Guggenheim 5180–2 CLO LP 2015–1A A2B†	3.179%	#	11/25/2027	2,500	2,503,192
JFIN CLO II Ltd. 2015–2A B1†	2.915%	#	10/19/2026	1,500	1,486,134
KKR Financial CLO Ltd. 2013–2A C†	4.369%	#	1/23/2026	500	471,970
Leaf Receivables Funding 11 LLC 2016–1 A3†	2.05%		6/15/2019	492	494,379
Leaf Receivables Funding 11 LLC 2016–1 A4†	2.49%		4/15/2022	634	639,209
MMAF Equipment Finance LLC 2016-AA A5†	2.21%		12/15/2032	805	813,299
OHA Loan Funding Ltd. 2013–1A D†	4.219%	#	7/23/2025	450	420,683
OZLM VIII Ltd. 2014–8A A2A†	2.77%	#	10/17/2026	1,250	1,236,338
Sonic Capital LLC 2016–1A A2†	4.472%		5/20/2046	1,629	1,649,488
Sound Point CLO XI Ltd. 2016–1A D†	5.175%	#	7/20/2028	2,000	1,903,416
Taco Bell Funding LLC 2016 1A A2II†	4.377%		5/25/2046	1,532	1,567,894
Taco Bell Funding LLC 2016–1A A23†	4.97%		5/25/2046	1,838	1,889,192
Voya CLO Ltd. 2016–2A C†(a)	4.932%	#	7/19/2028	750	733,238
Westcott Park Clo Ltd. 2016–1A D†	5.007%	#	7/20/2028	850	836,421
Total					18,948,594
Total Asset-Backed Securities (cost $22,851,405)					23,075,362

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Shares (000)	Fair Value
COMMON STOCKS 13.56%

Aerospace/Defense 0.23%
Huntington Ingalls Industries, Inc.	7	$1,165,456
Northrop Grumman Corp.	5	1,170,527
Total		2,335,983

Auto Parts & Equipment 0.16%
Chassix Holdings, Inc.	59	1,665,300

Automakers 0.11%
Thor Industries, Inc.	17	1,103,946

Banking 0.38%
Comerica, Inc.	34	1,377,855
Cullen/Frost Bankers, Inc.	24	1,518,176
Texas Capital Bancshares, Inc.*	22	1,005,340
Total		3,901,371

Beverages 0.26%
Amplify Snack Brands, Inc.*	36	526,221
Molson Coors Brewing Co. Class B	10	1,055,898
Monster Beverage Corp.*	7	1,044,615
Total		2,626,734

Building & Construction 0.20%
Granite Construction, Inc.	34	1,558,949
Primoris Services Corp.	27	501,645
Total		2,060,594

Building Materials 0.61%
Beacon Roofing Supply, Inc.*	35	1,580,992
Fortune Brands Home & Security, Inc.	10	573,149
GMS, Inc.*	37	816,575
Martin Marietta Materials, Inc.	6	1,154,880
U.S. Concrete, Inc.*	17	1,027,552
Vulcan Materials Co.	9	1,061,455
Total		6,214,603

Chemicals 0.54%
Albemarle Corp.	13	1,062,358
FMC Corp.	31	1,414,909
Mosaic Co. (The)	40	1,057,070

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Shares (000)		Fair Value
Chemicals (continued)
Scotts Miracle-Gro Co. (The) Class A		15	$1,049,489
WR Grace & Co.		13	961,467
Total			5,545,293

Consumer/Commercial/Lease Financing 0.10%
Discover Financial Services		19	1,028,928

Discount Stores 0.15%
Amazon.com, Inc.*		2	1,522,124

Diversified Capital Goods 0.20%
Belden, Inc.		16	983,729
Illinois Tool Works, Inc.		10	1,015,560
Total			1,999,289

Electric: Integrated 0.10%
IDACORP, Inc.		13	1,049,415

Electronics 0.43%
Applied Materials, Inc.		49	1,171,366
Itron, Inc.*		25	1,073,190
Littelfuse, Inc.		9	1,049,764
Trimble Navigation Ltd.*		45	1,088,234
Total			4,382,554

Energy: Exploration & Production 0.91%
Callon Petroleum Co.*		69	773,747
Carrizo Oil & Gas, Inc.*		30	1,076,432
Concho Resources, Inc.*		8	1,003,299
Diamondback Energy, Inc.*		11	1,003,584
Memorial Resource Development Corp.*		64	1,011,032
Parsley Energy, Inc. Class A*		39	1,064,270
Seven Generations Energy Ltd. Class A*(b)	CAD	77	1,472,270
SM Energy Co.		34	927,801
WPX Energy, Inc.*		108	1,002,343
Total			9,334,778

Food & Drug Retailers 0.12%
Casey’s General Stores, Inc.		9	1,242,243

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Shares (000)	Fair Value
Food: Wholesale 0.43%
Blue Buffalo Pet Products, Inc.*	59	$1,367,187
Core-Mark Holding Co., Inc.	28	1,301,677
Ingredion, Inc.	4	537,181
WhiteWave Foods Co. (The)*	24	1,136,605
Total		4,342,650

Gaming 0.29%
Boyd Gaming Corp.*	53	981,161
Wynn Resorts Ltd.	22	1,968,973
Total		2,950,134

Health Facilities 0.10%
VCA, Inc.*	16	1,061,477

Investments & Miscellaneous Financial Services 0.28%
MarketAxess Holdings, Inc.	8	1,231,393
TransUnion*	34	1,127,196
WisdomTree Investments, Inc.	49	481,178
Total		2,839,767

Machinery 0.36%
Middleby Corp. (The)*	9	1,055,690
Toro Co. (The)	18	1,551,173
Xylem, Inc.	25	1,093,925
Total		3,700,788

Medical Products 1.26%
ABIOMED, Inc.*	20	2,191,811
Align Technology, Inc.*	13	1,066,885
Becton, Dickinson & Co.	3	552,015
Boston Scientific Corp.*	49	1,150,248
C.R. Bard, Inc.	5	1,060,572
Charles River Laboratories International, Inc.*	6	498,762
DENTSPLY SIRONA, Inc.	18	1,092,338
Edwards Lifesciences Corp.*	21	2,060,023
Glaukos Corp.*	18	516,132
Intuitive Surgical, Inc.*	2	1,584,077
Thermo Fisher Scientific, Inc.	7	1,039,935
Total		12,812,798

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Shares (000)		Fair Value
Metals/Mining (Excluding Steel) 1.01%
Anglo American plc(b)	GBP	112	$1,095,370
Fresnillo plc(b)	GBP	76	1,683,013
Goldcorp, Inc. (Canada)(c)		82	1,569,617
Mirabela Nickel Ltd.*(b)	AUD	2,560	19,095
Newmont Mining Corp.		40	1,569,651
Silver Wheaton Corp. (Canada)(c)		69	1,617,711
Teck Resources Ltd. Class B (Canada)(c)		85	1,119,832
U.S. Silica Holdings, Inc.		47	1,626,191
Total			10,300,480

Non-Electric Utilities 0.21%
American Water Works Co., Inc.		12	1,047,839
Aqua America, Inc.		32	1,146,291
Total			2,194,130

Oil Field Equipment & Services 0.48%
Core Laboratories NV (Netherlands)(c)		8	1,024,446
Halliburton Co.		24	1,075,638
Helmerich & Payne, Inc.		15	1,021,853
Patterson-UTI Energy, Inc.		83	1,772,054
Total			4,893,991

Packaging 0.10%
Avery Dennison Corp.		13	992,680

Personal & Household Products 0.11%
Pool Corp.		12	1,170,015

Pharmaceuticals 0.66%
ACADIA Pharmaceuticals, Inc.*		39	1,253,833
Bristol-Myers Squibb Co.		16	1,144,732
Juno Therapeutics, Inc.*		24	915,833
Nevro Corp.*		14	1,045,769
Penumbra, Inc.*		9	547,400
Seattle Genetics, Inc.*		15	615,525
Spark Therapeutics, Inc.*		24	1,213,366
Total			6,736,458

Property & Casualty 0.10%
Chubb Ltd. (Switzerland)(c)		8	1,058,751

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Shares (000)		Fair Value
Rail 0.10%
Kansas City Southern		11	$990,990

Real Estate Investment Trusts 0.32%
Digital Realty Trust, Inc.		9	1,024,070
DuPont Fabros Technology, Inc.		23	1,115,906
QTS Realty Trust, Inc. Class A		20	1,134,267
Total			3,274,243

Recreation & Travel 0.20%
Six Flags Entertainment Corp.		18	1,021,716
Vail Resorts, Inc.		8	1,068,518
Total			2,090,234

Restaurants 0.41%
Dave & Buster’s Entertainment, Inc.*		22	1,015,343
Panera Bread Co. Class A*		5	993,151
Restaurant Brands International, Inc. (Canada)(c)		25	1,035,008
Shake Shack, Inc. Class A*		31	1,111,115
Total			4,154,617

Software/Services 0.78%
Adobe Systems, Inc.*		11	1,026,007
Arista Networks, Inc.*		8	524,246
Ellie Mae, Inc.*		13	1,167,713
Facebook, Inc. Class A*		14	1,586,892
Genpact Ltd.*		40	1,064,635
MSCI, Inc.		13	1,032,097
Tencent Holdings Ltd.(b)	HKD	46	1,064,401
Veeva Systems, Inc. Class A*		15	503,270
Total			7,969,261

Specialty Retail 0.64%
Burlington Stores, Inc.*		18	1,199,980
Carter’s, Inc.		10	1,021,793
Columbia Sportswear Co.		17	998,779
Deckers Outdoor Corp.*		19	1,090,982
Moncler SpA(b)	EUR	60	952,024
SiteOne Landscape Supply, Inc.*		37	1,247,433
Total			6,510,991

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments			Shares (000)	Fair Value
Steel Producers/Products 0.22%
Reliance Steel & Aluminum Co.			13	$1,026,692
Worthington Industries, Inc.			28	1,205,296
Total				2,231,988

Support: Services 0.11%
Equifax, Inc.			9	1,098,462

Technology Hardware & Equipment 0.37%
Broadcom Ltd. (Singapore)(c)			6	1,006,370
NVIDIA Corp.			36	1,691,091
Silicon Motion Technology Corp. ADR			23	1,077,078
Total				3,774,539

Telecommunications: Wireless 0.18%
Communications Sales & Leasing, Inc.			26	738,395
T-Mobile US, Inc.*			24	1,060,028
Total				1,798,423

Telecommunications: Wireline Integrated & Services 0.34%
CyrusOne, Inc.			19	1,033,384
Dycom Industries, Inc.*			15	1,304,482
Equinix, Inc.			3	1,176,760
Total				3,514,626
Total Common Stocks (cost $123,735,521)				138,475,648

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.27%

Automakers 0.10%
Tesla Motors, Inc.	0.25%	3/1/2019	$1,110	987,900

Energy: Exploration & Production 0.11%
Chesapeake Energy Corp.	2.50%	5/15/2037	1,145	1,067,713

Specialty Retail 0.06%
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020	863	651,565
Total Convertible Bonds (cost $2,726,251)				2,707,178

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

	Dividend		Shares	Fair
Investments	Rate		(000)	Value
CONVERTIBLE PREFERRED STOCKS 0.30%

Electric: Integrated 0.11%
Black Hills Corp. Unit*	Zero Coupon		15	$1,079,848

Energy: Exploration & Production 0.09%
Southwestern Energy Co.	6.25%		32	972,230

Software/Services 0.10%
Mandatory Exchangeable Trust†	5.75%		10	1,042,797
Total Convertible Preferred Stocks (cost $3,009,806)				3,094,875

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
FLOATING RATE LOANS(d) 2.92%

Auto Parts & Equipment 0.07%
Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$765	759,633

Chemicals 0.10%
Kraton Polymers LLC Initial Term Loan	6.00%	1/6/2022	1,000	987,085

Diversified Capital Goods 0.30%
Duke Finance LLC 1st Lien Dollar Term Loan B	7.00%	10/28/2022	1,102	1,041,608
Sensus USA, Inc. Term Loan	6.50%	4/5/2023	2,050	2,039,750
Total				3,081,358

Electric: Generation 0.05%
Moxie Liberty LLC Construction Term Loan B1	7.50%	8/21/2020	500	488,750

Electric: Integrated 0.11%
EFS Cogen Holdings I LLC Term Loan B	5.25%	6/28/2023	1,100	1,104,125

Energy: Exploration & Production 0.38%
California Resources Corp. Term Loan	–(e)	9/24/2019	1,290	1,190,670
Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	1,845	1,673,766
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	585	519,187
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	1,905	533,400
Total				3,917,023

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.42%
Amaya Holdings B.V. 1st Lien Initial Term Loan B (Netherlands)(c)	5.00%	8/1/2021	$1,047	$1,018,113
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	1,241	1,191,193
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	2,210	2,055,300
Total				4,264,606

Health Services 0.05%
ATI Holdings Acquisition, Inc. 1st Lien Iniitial Term Loan	5.50%	5/10/2023	503	503,943

Metals/Mining (Excluding Steel) 0.39%
Fairmount Santrol, Inc. Tranche Term Loan B2	4.50%	9/5/2019	711	580,643
FMG Resources Pty Ltd. Term Loan (Australia)(c)	4.25%	6/30/2019	1,784	1,713,114
Murray Energy Corp. Term Loan B2	7.50%	4/16/2020	1,364	1,002,744
Oxbow Carbon LLC 2013 New Tranche B Term Loan	4.25%	7/19/2019	22	21,473
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.00%	1/17/2020	650	618,313
Total				3,936,287

Oil Field Equipment & Services 0.04%
FTS International, Inc. Initial Term Loan	–(e)	4/16/2021	1,030	408,323

Personal & Household Products 0.17%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	2,102	1,734,136

Recreation & Travel 0.10%
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(c)	7.75%	7/29/2022	1,045	996,669

Specialty Retail 0.19%
CWGS Group LLC Term Loan	5.75%	2/20/2020	952	946,528
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	1,342	1,048,646
Total				1,995,174

Support: Services 0.37%
BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020	784	719,515
TruGreen Limited Partnership 1st Lien Initial Term Loan	6.50%	4/13/2023	825	830,156
University Support Services LLC Term Loan	6.25%	7/6/2022	2,190	2,184,525
Total				3,734,196

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services 0.18%
Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019			$935	$935,594
Windstream Services LLC Tranche B6 Term Loan	5.75%	3/29/2021			948	945,555
Total						1,881,149
Total Floating Rate Loans (cost $30,444,855)						29,792,457

FOREIGN BONDS(b) 0.47%

Mexico 0.12%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028		MXN	22,100	1,255,876

Netherlands 0.11%
Hema Bondco I BV†	6.25%	6/15/2019		EUR	1,300	1,102,384

Spain 0.15%
Banco Popular Espanol SA	11.50%	–	(f)	EUR	1,400	1,544,201

United Kingdom 0.09%
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	675	860,403
Total Foreign Bonds (cost $5,318,946)						4,762,864

FOREIGN GOVERNMENT OBLIGATIONS 4.20%

Angola 0.10%
Republic of Angola†(c)	9.50%	11/12/2025			$1,000	995,000

Argentina 0.83%
City of Buenos Aires†(c)	7.50%	6/1/2027			725	757,625
City of Buenos Aires†(c)	8.95%	2/19/2021			925	1,036,000
Provincia de Mendoza†(c)	8.375%	5/19/2024			1,346	1,399,840
Provincia of Neuquen†(c)	8.625%	5/12/2028			992	1,044,080
Republic of Argentina†(c)	7.50%	4/22/2026			550	595,925
Republic of Argentina†(c)	7.625%	4/22/2046			675	730,688
Republic of Argentina(c)	8.75%	5/7/2024			2,500	2,872,187
Total						8,436,345

Australia 0.46%
Australian Government(b)	4.25%	4/21/2026		AUD	3,084	2,762,909
Queensland Treasury Corp.†(b)	4.00%	6/21/2019		AUD	2,500	1,980,552
Total						4,743,461

Bahamas 0.09%
Commonwealth of Bahamas†(c)	5.75%	1/16/2024			$900	945,000

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Bermuda 0.24%
Government of Bermuda†	4.138%	1/3/2023		$1,350	$1,407,375
Government of Bermuda†	4.854%	2/6/2024		975	1,048,125
Total					2,455,500

Brazil 0.16%
Federal Republic of Brazil(c)	6.00%	4/7/2026		1,468	1,596,450

Canada 0.41%
Province of British Columbia Canada(b)	2.85%	6/18/2025	CAD	5,000	4,222,300

Cayman Islands 0.06%
Cayman Islands Government†	5.95%	11/24/2019		$525	593,250

Cyprus 0.20%
Republic of Cyprus(b)	4.75%	6/25/2019	EUR	1,700	2,021,616

Dominican Republic 0.26%
Dominican Republic†(c)	6.85%	1/27/2045		$2,565	2,667,600

Eth0iopia 0.15%
Republic of Ethiopia†(c)	6.625%	12/11/2024		1,615	1,514,062

Gabon 0.11%
Republic of Gabon†(c)	6.375%	12/12/2024		1,300	1,124,500

Greece 0.10%
Hellenic Republic†(b)	4.75%	4/17/2019	EUR	1,000	1,006,530

Honduras 0.09%
Honduras Government†(c)	7.50%	3/15/2024		$900	981,000

Jamaica 0.38%
Government of Jamaica(c)	6.75%	4/28/2028		1,500	1,578,750
Government of Jamaica(c)	7.625%	7/9/2025		1,150	1,288,000
Government of Jamaica(c)	8.00%	3/15/2039		910	1,001,000
Total					3,867,750

Paraguay 0.18%
Republic of Paraguay†(c)	4.625%	1/25/2023		1,200	1,254,000
Republic of Paraguay†(c)	5.00%	4/15/2026		550	581,625
Total					1,835,625

Qatar 0.16%
State of Qatar†(c)	4.625%	6/2/2046		1,500	1,637,382

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Sri Lanka 0.09%
Republic of Sri Lanka†(c)	6.25%	10/4/2020	$400	$409,050
Republic of Sri Lanka†(c)	6.25%	7/27/2021	500	504,763
Total				913,813

United Arab Emirates 0.13%
Abu Dhabi Government International†(c)	3.125%	5/3/2026	1,255	1,296,427
Total Foreign Government Obligations (cost $40,484,632)				42,853,611

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 0.95%
Federal National Mortgage Assoc.(g) (cost $9,568,281)	3.00%	TBA	9,300	9,652,017

HIGH YIELD CORPORATE BONDS 73.00%

Advertising 0.32%
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	1,511	1,518,555
Lamar Media Corp.†	5.75%	2/1/2026	566	590,412
Southern Graphics, Inc.†	8.375%	10/15/2020	1,200	1,206,000
Total				3,314,967

Aerospace/Defense 0.76%
Aerojet Rocketdyne Holdings, Inc.	7.125%	3/15/2021	1,625	1,714,781
CPI International, Inc.	8.75%	2/15/2018	1,233	1,229,917
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	2,050	2,152,500
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	498	527,880
Lockheed Martin Corp.	4.70%	5/15/2046	877	1,038,179
TransDigm, Inc.	6.50%	7/15/2024	1,047	1,067,291
Total				7,730,548

Air Transportation 0.39%
Air Canada (Canada)†(c)	7.75%	4/15/2021	1,140	1,188,450
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(c)	4.125%	12/15/2027	882	909,563
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(c)	5.00%	12/15/2023	1,950	1,913,437
Total				4,011,450

Auto Parts & Equipment 0.51%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	1,317	1,158,960
International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018	1,186	1,191,930
MPG Holdco I, Inc.	7.375%	10/15/2022	925	913,437

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment (continued)
Nemak SA de CV (Mexico)†(c)	5.50%	2/28/2023		$678	$705,120
TI Group Automotive Systems LLC†	8.75%	7/15/2023		1,250	1,231,250
Total					5,200,697

Automakers 0.10%
BMW US Capital LLC†	2.80%	4/11/2026		1,024	1,051,674

Banking 6.73%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%	7/28/2025		2,276	2,371,319
Ally Financial, Inc.	5.75%	11/20/2025		2,514	2,529,712
Ally Financial, Inc.	8.00%	11/1/2031		850	988,125
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(c)	6.75%	–	(f)	2,215	2,290,857
Banco Bilbao Vizcaya Argentaria SA (Spain)(c)	9.00%	–	(f)	800	800,313
Banco Bradesco SA†	5.90%	1/16/2021		1,021	1,066,659
Bank of America Corp.	4.20%	8/26/2024		800	828,397
Bank of America Corp.	4.25%	10/22/2026		2,656	2,760,245
Bank of America Corp.	6.50%	–	(f)	1,900	2,025,875
BankUnited, Inc.	4.875%	11/17/2025		2,525	2,626,588
Citigroup, Inc.	4.45%	9/29/2027		2,973	3,069,281
Citizens Financial Group, Inc.	4.35%	8/1/2025		831	876,116
Citizens Financial Group, Inc.	5.50%	–	(f)	1,495	1,436,994
Commerzbank AG (Germany)†(c)	8.125%	9/19/2023		1,275	1,492,936
Commonwealth Bank of Australia (Australia)†(c)	4.50%	12/9/2025		973	1,019,702
Credit Suisse Group AG (Switzerland)†(c)	7.50%	–	(f)	1,375	1,388,667
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(c)	3.80%	9/15/2022		1,526	1,534,695
Goldman Sachs Group, Inc. (The)	3.75%	2/25/2026		1,369	1,443,730
Goldman Sachs Group, Inc. (The)	5.15%	5/22/2045		1,911	2,001,291
HSBC Holdings plc (United Kingdom)(c)	4.25%	8/18/2025		6,671	6,744,508
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019		1,550	1,611,749
Intesa Sanpaolo SpA (Italy)†(c)	5.71%	1/15/2026		1,769	1,680,231
Intesa Sanpaolo SpA (Italy)†(c)	7.70%	–	(f)	1,651	1,426,051
JPMorgan Chase & Co.	3.875%	9/10/2024		1,057	1,096,266
JPMorgan Chase & Co.	3.90%	7/15/2025		843	910,244
JPMorgan Chase & Co.	6.75%	–	(f)	888	979,020
Lloyds Banking Group plc (United Kingdom)†(c)	4.582%	12/10/2025		1,975	1,989,159
Lloyds Banking Group plc (United Kingdom)(c)	7.50%	–	(f)	1,019	998,620
Macquarie Bank Ltd. (Australia)†(c)	1.60%	10/27/2017		425	425,536

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Macquarie Group Ltd. (Australia)†(c)	6.00%	1/14/2020		$725	$808,875
Morgan Stanley	4.00%	7/23/2025		937	1,005,242
National Savings Bank (Sri Lanka)†(c)	5.15%	9/10/2019		950	926,801
Nordea Bank AB (Sweden)†(c)	6.125%	–	(f)	1,668	1,582,515
Popular, Inc.	7.00%	7/1/2019		2,125	2,093,125
Royal Bank of Scotland Group plc (United Kingdom)(c)	5.125%	5/28/2024		584	570,372
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.00%	12/19/2023		341	347,536
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.10%	6/10/2023		429	439,371
Royal Bank of Scotland Group plc (United Kingdom)(c)	7.50%	–	(f)	3,110	2,853,425
Santander UK Group Holdings plc (United Kingdom)†(c)	4.75%	9/15/2025		1,925	1,905,692
Santander UK plc (United Kingdom)(c)	7.95%	10/26/2029		205	252,150
Sberbank of Russia Via SB Capital SA (Luxembourg)†(c)	5.50%	2/26/2024		1,095	1,080,710
Synovus Financial Corp.	7.875%	2/15/2019		700	777,875
UBS AG/Stamford CT	7.625%	8/17/2022		606	687,810
UBS Group AG (Switzerland)(c)	7.00%	–	(f)	1,000	1,017,436
Washington Mutual Bank(h)	6.875%	6/15/2011		1,250	125
Wells Fargo & Co.	4.90%	11/17/2045		1,759	1,929,542
Total					68,691,488

Beverages 1.32%
Anheuser-Busch InBev Finance, Inc.	3.65%	2/1/2026		3,148	3,378,972
Brown-Forman Corp.	4.50%	7/15/2045		1,572	1,801,072
Coca-Cola Bottling Co. Consolidated	3.80%	11/25/2025		877	940,357
Constellation Brands, Inc.	4.25%	5/1/2023		2,000	2,090,000
Constellation Brands, Inc.	6.00%	5/1/2022		1,142	1,281,895
Dr. Pepper Snapple Group, Inc.	4.50%	11/15/2045		879	973,228
PepsiCo, Inc.	2.85%	2/24/2026		1,369	1,435,369
PepsiCo, Inc.	4.25%	10/22/2044		419	471,187
PepsiCo, Inc.	4.45%	4/14/2046		927	1,084,605
Total					13,456,685

Brokerage 0.08%
TD Ameritrade Holding Corp.	2.95%	4/1/2022		800	834,174

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 1.13%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	$1,220	$1,101,050
Brookfield Residential Properties, Inc. (Canada)†(c)	6.50%	12/15/2020	1,300	1,303,250
DR Horton, Inc.	4.75%	2/15/2023	580	603,925
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	1,564	1,360,680
Lennar Corp.	4.75%	11/15/2022	1,250	1,276,562
PulteGroup, Inc.	6.375%	5/15/2033	2,250	2,345,625
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,000	1,042,500
William Lyon Homes, Inc.	7.00%	8/15/2022	2,514	2,501,430
Total				11,535,022

Building Materials 1.55%
Builders FirstSource, Inc.†	7.625%	6/1/2021	1,024	1,075,200
Builders FirstSource, Inc.†	10.75%	8/15/2023	750	819,375
Cemex SAB de CV (Mexico)†(c)	7.75%	4/16/2026	1,996	2,098,994
HD Supply, Inc.†	5.75%	4/15/2024	458	477,465
Hillman Group, Inc. (The)†	6.375%	7/15/2022	1,311	1,173,345
Martin Marietta Materials, Inc.	4.25%	7/2/2024	1,146	1,222,658
Masco Corp.	4.375%	4/1/2026	635	658,171
Masonite International Corp.†	5.625%	3/15/2023	838	873,615
Ply Gem Industries, Inc.	6.50%	2/1/2022	1,025	999,375
Standard Industries, Inc.†	5.375%	11/15/2024	1,949	1,992,852
Standard Industries, Inc.†	5.50%	2/15/2023	950	976,125
Voto-Votorantim Overseas Trading Operations IV Ltd.†	7.75%	6/24/2020	2,200	2,354,000
Vulcan Materials Co.	4.50%	4/1/2025	1,005	1,077,863
Total				15,799,038

Cable & Satellite Television 3.78%
Altice Financing SA (Luxembourg)†(c)	6.625%	2/15/2023	1,000	985,620
Altice Luxembourg SA (Luxembourg)†(c)	7.75%	5/15/2022	1,480	1,500,350
Cablevision SA (Argentina)†(c)	6.50%	6/15/2021	1,020	1,042,950
Cablevision Systems Corp.	5.875%	9/15/2022	3,000	2,695,500
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	702	707,704
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,785	1,856,400
Charter Communications Operating LLC/Charter Communications Operating Capital†	4.908%	7/23/2025	1,650	1,807,197
Charter Communications Operating LLC/Charter Communications Operating Capital†	6.384%	10/23/2035	1,284	1,524,902
DISH DBS Corp.†	7.75%	7/1/2026	1,518	1,567,335

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	$2,269	$2,382,450
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	325	343,281
Neptune Finco Corp.†	10.125%	1/15/2023	925	1,038,312
Neptune Finco Corp.†	10.875%	10/15/2025	5,316	6,090,116
Numericable-SFR SA (France)†(c)	6.00%	5/15/2022	2,875	2,806,719
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	800	823,000
Time Warner Cable, Inc.	5.875%	11/15/2040	1,537	1,679,323
Unitymedia GmbH (Germany)†(c)	6.125%	1/15/2025	449	462,425
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(c)	5.00%	1/15/2025	1,111	1,094,335
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(c)	5.50%	1/15/2023	2,068	2,086,095
UPCB Finance IV Ltd.†	5.375%	1/15/2025	1,929	1,919,355
Virgin Media Finance plc (United Kingdom)†(c)	6.00%	10/15/2024	997	982,045
Virgin Media Secured Finance plc (United Kingdom)†(c)	5.375%	4/15/2021	1,245	1,271,150
VTR Finance BV (Netherlands)†(c)	6.875%	1/15/2024	1,275	1,274,337
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	705	685,595
Total				38,626,496

Chemicals 1.13%
Albemarle Corp.	5.45%	12/1/2044	1,018	1,089,385
Braskem Finance Ltd.†	5.375%	5/2/2022	800	792,000
Braskem Finance Ltd.	6.45%	2/3/2024	1,002	1,017,130
Celanese US Holdings LLC	5.875%	6/15/2021	571	640,948
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	335	375,200
Grupo Idesa SA de CV (Mexico)†(c)	7.875%	12/18/2020	1,450	1,482,625
Hexion, Inc.	6.625%	4/15/2020	1,191	1,001,988
Huntsman International LLC	5.125%	11/15/2022	1,073	1,067,635
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	1,025	1,096,750
Momentive Performance Materials, Inc.	3.88%	10/24/2021	661	527,974
NOVA Chemicals Corp. (Canada)†(c)	5.25%	8/1/2023	1,000	1,008,750
PQ Corp.†	6.75%	11/15/2022	507	529,815
Tronox Finance LLC	6.375%	8/15/2020	1,219	911,202
Total				11,541,402

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 0.53%
Discover Bank	7.00%	4/15/2020		$700	$797,901
National Financial Partners Corp.†	9.00%	7/15/2021		1,553	1,502,528
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021		1,175	1,010,500
Navient Corp.	5.00%	10/26/2020		964	906,160
OneMain Financial Holdings LLC†	6.75%	12/15/2019		211	206,516
OneMain Financial Holdings LLC†	7.25%	12/15/2021		557	536,113
Springleaf Finance Corp.	7.75%	10/1/2021		473	457,036
Total					5,416,754

Department Stores 0.08%
SACI Falabella (Chile)†(c)	4.375%	1/27/2025		725	768,842

Discount Stores 0.92%
Amazon.com, Inc.	4.80%	12/5/2034		6,312	7,447,459
Dollar Tree, Inc.†	5.75%	3/1/2023		1,848	1,972,740
Total					9,420,199

Diversified Capital Goods 1.55%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(c)	7.75%	12/15/2020		1,225	1,087,188
Apex Tool Group LLC†	7.00%	2/1/2021		614	532,645
Fortive Corp.†	3.15%	6/15/2026		1,019	1,050,879
Fortive Corp.†	4.30%	6/15/2046		509	543,170
General Cable Corp.	5.75%	10/1/2022		1,152	1,065,600
General Electric Co.	5.00%	–	(f)	3,872	4,113,032
Griffon Corp.	5.25%	3/1/2022		1,163	1,152,824
KOC Holding AS (Turkey)†(c)	5.25%	3/15/2023		1,450	1,509,377
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	3.25%	5/27/2025		1,235	1,337,604
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019		1,199	1,043,130
Valmont Industries, Inc.	5.25%	10/1/2054		2,656	2,383,354
Total					15,818,803

Electric: Distribution/Transportation 0.19%
ITC Holdings Corp.	3.25%	6/30/2026		354	355,020
Oncor Electric Delivery Co. LLC	3.75%	4/1/2045		1,513	1,557,916
Total					1,912,936

Electric: Generation 0.52%
Empresa Distribuidora Y Comercializadora Norte (Argentina)†(c)	9.75%	10/25/2022		678	708,510

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(h)	11.25%	12/1/2018	$1,137	$1,028,985
Illinois Power Generating Co.	7.00%	4/15/2018	1,757	694,015
Kallpa Generacion SA (Peru)†(c)	4.875%	5/24/2026	800	817,000
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,898	2,040,012
Total				5,288,522

Electric: Integrated 1.94%
AES Corp.	5.50%	4/15/2025	568	572,260
AES Corp.	7.375%	7/1/2021	509	576,443
AES Panama SRL (Panama)†(c)	6.00%	6/25/2022	977	1,006,212
Cleco Corporate Holdings LLC†	3.743%	5/1/2026	763	785,726
Cleco Corporate Holdings LLC†	4.973%	5/1/2046	1,221	1,287,421
El Paso Electric Co.	5.00%	12/1/2044	1,953	2,248,864
Emera US Finance LP†	3.55%	6/15/2026	1,266	1,298,070
Emera, Inc. (Canada)(c)	6.75%	6/15/2076	2,250	2,285,725
Entergy Arkansas, Inc.	4.95%	12/15/2044	1,909	2,013,123
Entergy Mississippi, Inc.	2.85%	6/1/2028	1,525	1,551,433
Indianapolis Power & Light Co.†	4.05%	5/1/2046	2,043	2,112,850
IPALCO Enterprises, Inc.	3.45%	7/15/2020	168	171,360
Louisville Gas & Electric Co.	4.375%	10/1/2045	598	688,491
Puget Energy, Inc.	3.65%	5/15/2025	909	935,101
Southern California Edison Co.	3.90%	3/15/2043	1,000	1,082,766
Talen Energy Supply LLC	6.50%	6/1/2025	1,371	1,144,785
Total				19,760,630

Electronics 1.12%
Advanced Micro Devices, Inc.	7.50%	8/15/2022	1,305	1,167,975
Lam Research Corp.	2.80%	6/15/2021	507	519,626
Lam Research Corp.	3.90%	6/15/2026	1,522	1,605,572
Micron Technology, Inc.†	7.50%	9/15/2023	1,435	1,528,275
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.625%	6/1/2023	984	1,003,680
Qorvo, Inc.†	7.00%	12/1/2025	2,735	2,899,100
Trimble Navigation Ltd.	4.75%	12/1/2024	2,571	2,684,682
Total				11,408,910

Energy: Exploration & Production 5.70%
Bill Barrett Corp.	7.00%	10/15/2022	1,207	875,075
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	1,270	527,050
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	1,916	1,853,730

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	$675	$686,813
Chesapeake Energy Corp.	6.50%	8/15/2017	111	104,618
Chesapeake Energy Corp.	7.25%	12/15/2018	43	37,625
Clayton Williams Energy, Inc.	7.75%	4/1/2019	1,035	786,600
Concho Resources, Inc.	5.50%	4/1/2023	3,950	3,979,625
CONSOL Energy, Inc.	8.00%	4/1/2023	1,000	890,000
Continental Resources, Inc.	5.00%	9/15/2022	830	815,475
Continental Resources,Inc.	3.80%	6/1/2024	2,670	2,342,925
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	2,840	2,925,200
Denbury Resources, Inc.	5.50%	5/1/2022	1,795	1,220,600
Diamondback Energy, Inc.	7.625%	10/1/2021	2,800	2,971,500
Eclipse Resources Corp.	8.875%	7/15/2023	961	912,950
Gulfport Energy Corp.	6.625%	5/1/2023	321	317,790
Gulfport Energy Corp.	7.75%	11/1/2020	1,276	1,317,470
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	2,703	2,533,792
Kosmos Energy Ltd.†	7.875%	8/1/2021	2,175	2,109,750
Marathon Oil Corp.	2.80%	11/1/2022	920	835,558
Marathon Oil Corp.	3.85%	6/1/2025	562	517,279
MEG Energy Corp. (Canada)†(c)	6.375%	1/30/2023	1,661	1,237,445
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	4,257	3,299,175
Memorial Resource Development Corp.	5.875%	7/1/2022	2,272	2,272,000
Newfield Exploration Co.	5.625%	7/1/2024	2,399	2,410,995
Occidental Petroleum Corp.	3.40%	4/15/2026	1,474	1,556,517
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	1,025	1,073,688
PDC Energy, Inc.	7.75%	10/15/2022	2,550	2,664,750
Range Resources Corp.	4.875%	5/15/2025	2,435	2,331,512
Rice Energy, Inc.	6.25%	5/1/2022	1,758	1,753,605
RSP Permian, Inc.	6.625%	10/1/2022	1,517	1,570,095
Sanchez Energy Corp.	6.125%	1/15/2023	694	539,585
Seven Generations Energy Ltd. (Canada)†(c)	6.75%	5/1/2023	2,022	2,047,275
Seven Generations Energy Ltd. (Canada)†(c)	8.25%	5/15/2020	1,723	1,794,074
SM Energy Co.	6.50%	11/15/2021	1,225	1,154,562
Southwestern Energy Co.	4.95%	1/23/2025	1,100	1,058,750
YPF SA (Argentina)†(c)	8.50%	3/23/2021	1,066	1,140,620
YPF SA (Argentina)†(c)	8.50%	7/28/2025	1,670	1,770,617
Total				58,236,690

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental 0.10%
Advanced Disposal Services, Inc.	8.25%	10/1/2020	$968	$982,520

Food & Drug Retailers 0.92%
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	804	703,500
Ingles Markets, Inc.	5.75%	6/15/2023	961	975,415
New Albertson’s, Inc.	7.45%	8/1/2029	950	926,250
New Albertson’s, Inc.	7.75%	6/15/2026	1,700	1,666,000
Rite Aid Corp.	7.70%	2/15/2027	2,175	2,604,562
SMU SA (Chile)†(c)	7.75%	2/8/2020	700	612,500
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	2,192	1,939,920
Total				9,428,147

Food: Wholesale 2.10%
Arcor SAIC (Argentina)†(a)(c)	6.00%	7/6/2023	1,018	1,028,180
B&G Foods, Inc.	4.625%	6/1/2021	2,023	2,033,115
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	450	456,750
Cosan Luxembourg SA (Luxembourg)†(c)	7.00%	1/20/2027	1,200	1,197,960
JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	661	624,645
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	825	803,344
Kellogg Co.	3.25%	4/1/2026	1,372	1,413,251
Kellogg Co.	4.50%	4/1/2046	1,372	1,475,495
Land O’Lakes, Inc.†	6.00%	11/15/2022	1,274	1,356,810
Marfrig Holdings Europe BV (Netherlands)†(c)	8.00%	6/8/2023	950	971,850
Mead Johnson Nutrition Co.	4.125%	11/15/2025	1,319	1,441,457
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	1,050	1,069,687
Post Holdings, Inc.†	7.75%	3/15/2024	1,397	1,541,939
Post Holdings, Inc.†	8.00%	7/15/2025	418	465,548
TreeHouse Foods, Inc.	4.875%	3/15/2022	232	237,800
TreeHouse Foods, Inc.†	6.00%	2/15/2024	1,074	1,143,810
WhiteWave Foods Co. (The)	5.375%	10/1/2022	3,870	4,160,250
Total				21,421,891

Forestry/Paper 0.29%
Klabin Finance SA (Luxembourg)†(c)	5.25%	7/16/2024	1,000	985,000
Millar Western Forest Products Ltd. (Canada)(c)	8.50%	4/1/2021	1,010	469,650
Norbord, Inc. (Canada)†(c)	6.25%	4/15/2023	1,475	1,519,250
Total				2,973,900

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 2.07%
Boyd Gaming Corp.	6.875%	5/15/2023	$1,495	$1,599,650
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	1,050	1,036,875
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	1,143	1,068,705
CCM Merger, Inc.†	9.125%	5/1/2019	1,000	1,049,567
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	704	726,880
International Game Technology PLC†	6.50%	2/15/2025	1,343	1,359,787
MCE Finance Ltd. (Hong Kong)†(c)	5.00%	2/15/2021	1,750	1,740,419
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.†	5.625%	5/1/2024	544	576,640
MGM Resorts International	6.00%	3/15/2023	2,712	2,867,940
MGM Resorts International	7.75%	3/15/2022	762	863,917
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	1,887	2,019,090
River Rock Entertainment Authority(h)	9.00%	11/1/2018	431	36,635
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,490	2,477,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	1,001	1,009,759
Wynn Macau Ltd. (Macau)†(c)	5.25%	10/15/2021	2,780	2,718,284
Total				21,151,698

Gas Distribution 2.97%
AGL Capital Corp.	3.25%	6/15/2026	610	624,764
Boardwalk Pipelines LP	5.95%	6/1/2026	1,526	1,605,883
Cheniere Corpus Christi Holdings LLC†	7.00%	6/30/2024	1,017	1,045,608
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	1,024	1,102,700
Dominion Gas Holdings LLC	3.60%	12/15/2024	1,175	1,244,365
Energy Transfer Equity LP	5.50%	6/1/2027	1,097	1,036,665
Energy Transfer Equity LP	5.875%	1/15/2024	1,263	1,234,582
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	2,895	2,877,343
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	1,240	1,209,000
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,541,049
LBC Tank Terminals Holding Netherlands BV (Belgium)†(c)	6.875%	5/15/2023	1,419	1,376,430
Magellan Midstream Partners LP	5.00%	3/1/2026	1,369	1,551,611
MPLX LP†	5.50%	2/15/2023	1,355	1,377,932
ONEOK, Inc.	4.25%	2/1/2022	196	181,300
Rockies Express Pipeline LLC†	5.625%	4/15/2020	1,160	1,168,700

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Rockies Express Pipeline LLC†	6.875%	4/15/2040	$1,800	$1,723,500
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	3,228	3,219,930
Southern Star Central Corp.†	5.125%	7/15/2022	1,145	1,122,100
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	700	735,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	439	453,268
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	1,300	1,352,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	1,350	1,414,125
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	1,158	1,120,877
Total				30,318,732

Health Facilities 2.80%
Acadia Healthcare Co., Inc.†	6.50%	3/1/2024	620	630,850
Amsurg Corp.	5.625%	11/30/2020	2,450	2,541,875
Amsurg Corp.	5.625%	7/15/2022	631	650,719
Ascension Health	3.945%	11/15/2046	1,017	1,099,815
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	2,750	2,887,500
Dignity Health	3.812%	11/1/2024	1,175	1,255,779
Dignity Health	4.50%	11/1/2042	246	263,283
HCA, Inc.	5.25%	4/15/2025	1,375	1,440,313
HCA, Inc.	5.875%	3/15/2022	915	997,350
HCA, Inc.	7.05%	12/1/2027	390	397,800
HCA, Inc.	7.50%	2/15/2022	4,467	5,090,146
HCA, Inc.	7.58%	9/15/2025	552	587,880
HCA, Inc.	7.69%	6/15/2025	1,240	1,333,000
HCA, Inc.	8.36%	4/15/2024	261	296,235
MEDNAX, Inc.†	5.25%	12/1/2023	659	668,885
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,250	1,417,343
Tenet Healthcare Corp.	6.75%	6/15/2023	4,870	4,681,287
Tenet Healthcare Corp.	8.125%	4/1/2022	2,250	2,317,050
Total				28,557,110

Health Services 0.11%
ExamWorks Group, Inc.	5.625%	4/15/2023	974	1,082,358

Hotels 0.21%
Carlson Travel Holdings, Inc. PIK†	7.50%	8/15/2019	1,150	1,104,000
Playa Resorts Holding BV (Netherlands)†(c)	8.00%	8/15/2020	983	992,830
Total				2,096,830

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.29%
Trinity Acquistion plc (United Kingdom)(c)	4.40%	3/15/2026	$1,361	$1,423,798
Wayne Merger Sub LLC†	8.25%	8/1/2023	1,550	1,534,500
Total				2,958,298

Insurance-Reinsurance 0.19%
Berkshire Hathaway, Inc.	2.75%	3/15/2023	907	937,979
Berkshire Hathaway, Inc.	3.125%	3/15/2026	907	952,198
Total				1,890,177

Integrated Energy 0.74%
Exxon Mobil Corp.	4.114%	3/1/2046	1,348	1,524,339
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	4.95%	2/6/2028	1,300	1,278,901
Rio Oil Finance Trust Series 2014–1 (Brazil)†(c)	9.25%	7/6/2024	1,654	1,430,961
Shell International Finance BV (Netherlands)(c)	6.375%	12/15/2038	2,473	3,366,235
Total				7,600,436

Investments & Miscellaneous Financial Services 0.66%
CME Group, Inc.	3.00%	3/15/2025	1,575	1,647,074
FMR LLC†	5.35%	11/15/2021	800	925,417
GrupoSura Finance SA†	5.50%	4/29/2026	1,015	1,059,406
Intercontinental Exchange, Inc.	3.75%	12/1/2025	1,945	2,106,560
Nasdaq, Inc.	3.85%	6/30/2026	1,013	1,031,307
Total				6,769,764

Life Insurance 0.57%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	967	986,340
CNO Financial Group, Inc.	5.25%	5/30/2025	1,655	1,712,925
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,424	1,602,134
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	1,453	1,529,060
Total				5,830,459

Machinery 0.11%
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	1,125	1,164,375

Managed Care 0.38%
Centene Corp.†	5.625%	2/15/2021	681	711,645
Centene Corp.†	6.125%	2/15/2024	1,948	2,075,838
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	1,034	1,088,285
Total				3,875,768

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content 0.94%
AMC Networks, Inc.	4.75%	12/15/2022	$2,385	$2,376,056
Gray Television, Inc.	7.50%	10/1/2020	485	508,038
iHeartCommunications, Inc.	9.00%	3/1/2021	2,025	1,435,219
Netflix, Inc.	5.375%	2/1/2021	589	628,457
Netflix, Inc.	5.50%	2/15/2022	1,266	1,326,135
Netflix, Inc.	5.875%	2/15/2025	1,072	1,129,620
Sirius XM Radio, Inc.†	6.00%	7/15/2024	816	845,580
Univision Communications, Inc.†	5.125%	2/15/2025	1,366	1,355,755
Total				9,604,860

Medical Products 2.00%
Boston Scientific Corp.	7.00%	11/15/2035	2,396	3,124,120
CR Bard, Inc.	3.00%	5/15/2026	1,524	1,565,274
Edwards Lifesciences Corp.	2.875%	10/15/2018	552	565,740
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	475	492,813
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	2,425	2,670,531
Grifols Worldwide Operations Ltd. (Ireland)(c)	5.25%	4/1/2022	2,463	2,518,417
Hologic, Inc.†	5.25%	7/15/2022	1,030	1,080,213
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	640	681,997
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	485	485,000
Medtronic, Inc.	3.15%	3/15/2022	1,914	2,044,162
Medtronic, Inc.	4.375%	3/15/2035	1,779	2,016,263
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	1,360	1,380,400
Stryker Corp.	3.50%	3/15/2026	635	675,017
Stryker Corp.	4.625%	3/15/2046	972	1,096,656
Total				20,396,603

Metals/Mining (Excluding Steel) 4.24%
Aleris International, Inc.	7.875%	11/1/2020	1,193	1,061,770
Aleris International, Inc.†	9.50%	4/1/2021	1,411	1,453,330
Anglo American Capital plc (United Kingdom)†(c)	3.625%	5/14/2020	440	426,250
Anglo American Capital plc (United Kingdom)†(c)	4.125%	4/15/2021	717	682,943
Anglo American Capital plc (United Kingdom)†(c)	4.875%	5/14/2025	220	211,200
Anglo American Capital plc (United Kingdom)†(c)	9.375%	4/8/2019	817	940,571
AngloGold Ashanti Holdings plc (Isle of Man)(c)	6.50%	4/15/2040	728	715,260
BHP Billiton Finance USA Ltd. (Australia)†(c)	6.25%	10/19/2075	1,964	2,073,002
BHP Billiton Finance USA Ltd. (Australia)†(c)	6.75%	10/19/2075	1,776	1,889,220
Coeur Mining, Inc.	7.875%	2/1/2021	1,763	1,705,703
Federal Republic of Brazil†(c)	5.333%	2/15/2028	1,550	1,391,125

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Freeport-McMoRan, Inc.	3.55%		3/1/2022	$2,887	$2,554,995
Freeport-McMoRan, Inc.	3.875%		3/15/2023	3,833	3,373,040
Fresnillo plc (Mexico)†(c)	5.50%		11/13/2023	2,293	2,473,574
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%		10/25/2022	648	610,271
Glencore Funding LLC†	4.125%		5/30/2023	1,141	1,051,261
Imperial Metals Corp. (Canada)†(c)	7.00%		3/15/2019	1,050	947,625
Kinross Gold Corp. (Canada)(c)	5.125%		9/1/2021	1,825	1,820,437
Kinross Gold Corp. (Canada)(c)	5.95%		3/15/2024	2,299	2,281,757
Kissner Milling Co. Ltd. (Canada)†(c)	7.25%		6/1/2019	403	405,015
Lundin Mining Corp. (Canada)†(c)	7.875%		11/1/2022	1,150	1,181,625
Mirabela Nickel Ltd. (Australia)(c)	1.00%		9/16/2044	15	2
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(c)	6.625%		10/14/2022	1,500	1,667,238
New Gold, Inc. (Canada)†(c)	6.25%		11/15/2022	2,356	2,308,880
New Gold, Inc. (Canada)†(c)	7.00%		4/15/2020	868	889,700
Newmont Mining Corp.	4.875%		3/15/2042	1,910	1,895,467
Newmont Mining Corp.	6.25%		10/1/2039	938	1,047,240
Teck Resources Ltd. (Canada)(c)	3.00%		3/1/2019	321	303,345
Teck Resources Ltd. (Canada)(c)	4.75%		1/15/2022	2,110	1,793,289
Teck Resources Ltd. (Canada)†(c)	8.50%		6/1/2024	690	717,600
Thompson Creek Metals Co., Inc.	7.375%		6/1/2018	1,095	793,875
Thompson Creek Metals Co., Inc.	9.75%		12/1/2017	635	638,175
Thompson Creek Metals Co., Inc.	12.50%		5/1/2019	135	97,875
Volcan Cia Minera SAA (Peru)†(c)	5.375%		2/2/2022	1,293	1,163,700
Yamana Gold, Inc. (Canada)(c)	4.95%		7/15/2024	773	761,721
Total					43,328,081

Non-Electric Utilities 0.14%
Brooklyn Union Gas Co. (The)†	3.407%		3/10/2026	1,368	1,454,198

Oil Field Equipment & Services 1.57%
Diamond Offshore Drilling, Inc.	4.875%		11/1/2043	1,379	985,651
Ensco plc (United kingdom)(c)	5.20%		3/15/2025	1,459	1,015,829
FTS International, Inc.	6.25%		5/1/2022	303	119,685
FTS International, Inc.†	8.153%	#	6/15/2020	1,102	926,232
Halliburton Co.	3.80%		11/15/2025	971	1,016,113
Halliburton Co.	5.00%		11/15/2045	506	558,752
Nabors Industries, Inc.	4.625%		9/15/2021	1,227	1,127,203
Oceaneering International, Inc.	4.65%		11/15/2024	2,275	2,203,449

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)
Precision Drilling Corp. (Canada)(c)	5.25%	11/15/2024	$1,494	$1,202,670
Precision Drilling Corp. (Canada)(c)	6.50%	12/15/2021	331	298,728
Pride International, Inc.	6.875%	8/15/2020	1,637	1,564,399
SESI LLC	6.375%	5/1/2019	460	445,050
SESI LLC	7.125%	12/15/2021	615	595,013
Transocean, Inc.	6.00%	3/15/2018	643	655,860
Transocean, Inc.	6.50%	11/15/2020	1,207	1,078,696
Weatherford International Ltd.	4.50%	4/15/2022	1,487	1,282,537
Weatherford International Ltd.	7.75%	6/15/2021	1,025	1,001,937
Total				16,077,804

Oil Refining & Marketing 0.36%
Citgo Holding, Inc.†	10.75%	2/15/2020	2,163	2,177,871
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	1,478	1,511,255
Total				3,689,126

Packaging 1.28%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(c)	7.25%	5/15/2024	1,297	1,330,236
Ball Corp.	4.00%	11/15/2023	1,006	994,683
BWAY Holding Co.†	9.125%	8/15/2021	1,052	1,012,550
Coveris Holdings SA (Luxembourg)†(c)	7.875%	11/1/2019	1,598	1,560,047
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,430,975
Graphic Packaging International, Inc.	4.875%	11/15/2022	969	1,010,182
Pactiv LLC	7.95%	12/15/2025	825	860,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,000	1,035,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	7.00%	7/15/2024	881	908,641
Sealed Air Corp.†	4.875%	12/1/2022	975	1,006,688
Sealed Air Corp.†	6.875%	7/15/2033	1,850	1,970,250
Total				13,119,315

Personal & Household Products 1.04%
American Greetings Corp.	7.375%	12/1/2021	1,390	1,447,337
Brunswick Corp.†	4.625%	5/15/2021	313	318,478
Edgewell Personal Care Co.	4.70%	5/24/2022	500	516,250
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	1,582	1,154,860
Gibson Brands, Inc.†	8.875%	8/1/2018	2,225	1,246,000

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products (continued)
Newell Brands, Inc.	5.50%	4/1/2046	$1,815	$2,164,446
SC Johnson & Son, Inc.†	4.75%	10/15/2046	805	945,939
Serta Simmons Bedding LLC†	8.125%	10/1/2020	935	960,713
Spectrum Brands, Inc.	5.75%	7/15/2025	817	854,786
Springs Industries, Inc.	6.25%	6/1/2021	1,007	1,022,105
Total				10,630,914

Pharmaceuticals 0.42%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	1,225	1,255,625
Pfizer, Inc.	5.60%	9/15/2040	1,578	2,045,134
Quintiles Transnational Corp.†	4.875%	5/15/2023	970	989,400
Total				4,290,159

Property & Casualty 0.39%
Allstate Corp. (The)	5.75%	8/15/2053	974	1,000,663
Chubb INA Holdings, Inc.	4.35%	11/3/2045	876	1,010,381
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	1,526	1,578,449
XLIT Ltd. (Ireland)(c)	4.45%	3/31/2025	381	385,168
Total				3,974,661

Rail 0.65%
Central Japan Railway Co. (Japan)†(c)	4.25%	11/24/2045	1,524	1,661,125
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	2,500	2,500,000
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	1,203	1,028,565
Kansas City Southern	3.125%	6/1/2026	509	521,292
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	962	957,190
Total				6,668,172

Real Estate Investment Trusts 0.72%
Brixmor Operating Partnership LP	3.85%	2/1/2025	1,090	1,098,065
Brixmor Operating Partnership LP	3.875%	8/15/2022	1,531	1,573,403
CubeSmart LP	4.00%	11/15/2025	878	931,954
Digital Realty Trust LP	4.75%	10/1/2025	1,289	1,386,925
Jababeka International BV (Netherlands)†(c)	7.50%	9/24/2019	1,000	1,054,426
Vereit Operating Partnership LP	4.60%	2/6/2024	209	211,612
Vereit Operating Partnership LP	4.875%	6/1/2026	1,025	1,054,469
Total				7,310,854

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.38%
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	$2,950	$3,407,250
Six Flags Entertainment Corp.†	5.25%	1/15/2021	500	518,125
Total				3,925,375

Restaurants 0.87%
Arcos Dorados Holdings, Inc. (Argentina)†(c)	6.625%	9/27/2023	1,080	1,069,200
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	1,515	1,545,300
McDonald’s Corp.	3.70%	1/30/2026	835	903,959
McDonald’s Corp.	4.60%	5/26/2045	1,012	1,134,195
McDonald’s Corp.	4.875%	12/9/2045	879	1,032,044
New Red Finance, Inc. (Canada)†(c)	6.00%	4/1/2022	940	977,309
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	1,300	1,199,250
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	975	982,312
Total				8,843,569

Software/Services 2.57%
Alibaba Group Holding Ltd. (China)(c)	3.125%	11/28/2021	2,150	2,203,116
Alliance Data Systems Corp.†	6.375%	4/1/2020	3,032	3,066,110
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	924	1,048,740
Cengage Learning, Inc.†	9.50%	6/15/2024	1,947	1,985,940
First Data Corp.†	7.00%	12/1/2023	2,996	3,044,685
Informatica LLC†	7.125%	7/15/2023	1,034	984,885
MasterCard, Inc.	3.375%	4/1/2024	1,300	1,410,136
Microsoft Corp.	2.375%	2/12/2022	1,900	1,962,390
Microsoft Corp.	4.00%	2/12/2055	3,175	3,211,195
MSCI, Inc.†	5.75%	8/15/2025	961	1,001,843
Oracle Corp.	4.375%	5/15/2055	2,047	2,156,289
Priceline Group, Inc. (The)	3.60%	6/1/2026	1,015	1,050,427
Priceline Group, Inc. (The)	3.65%	3/15/2025	1,405	1,491,077
VeriSign, Inc.	4.625%	5/1/2023	872	887,260
VeriSign, Inc.	5.25%	4/1/2025	741	763,230
Total				26,267,323

Specialty Retail 1.44%
Argos Merger Sub, Inc.†	7.125%	3/15/2023	2,950	3,045,875
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	38	9,397
CST Brands, Inc.	5.00%	5/1/2023	2,035	2,075,700
Hanesbrands, Inc.†	4.625%	5/15/2024	1,184	1,192,880

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)
Hanesbrands, Inc.†	4.875%	5/15/2026	$1,005	$1,013,643
Hot Topic, Inc.†	9.25%	6/15/2021	253	257,428
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	1,100	1,056,000
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	1,930	1,582,600
O’ Reilly Automotive, Inc.	3.55%	3/15/2026	966	1,014,868
Under Armour, Inc.	3.25%	6/15/2026	911	921,726
William Carter Co. (The)	5.25%	8/15/2021	2,390	2,485,600
Total				14,655,717

Steel Producers/Products 0.79%
Allegheny Ludlum Corp.	6.95%	12/15/2025	1,497	1,175,145
Allegheny Technologies, Inc.	5.95%	1/15/2021	297	247,995
GTL Trade Finance, Inc.†	5.893%	4/29/2024	1,700	1,507,390
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	1,082	1,122,575
Steel Dynamics, Inc.	5.125%	10/1/2021	1,150	1,183,062
Steel Dynamics, Inc.	5.50%	10/1/2024	1,132	1,160,300
U.S. Steel Corp.†	8.375%	7/1/2021	1,009	1,061,973
Zekelman Industries, Inc.†	9.875%	6/15/2023	632	639,900
Total				8,098,340

Support: Services 1.44%
AECOM	5.875%	10/15/2024	999	1,028,970
BakerCorp International, Inc.	8.25%	6/1/2019	507	430,950
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	925	800,125
Cielo SA/Cielo USA, Inc. (Brazil)†(c)	3.75%	11/16/2022	1,221	1,163,003
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,230,651
FTI Consulting, Inc.	6.00%	11/15/2022	1,325	1,396,881
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.†	7.75%	6/1/2024	777	759,518
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	1,550	992,000
Leidos Holdings, Inc.	4.45%	12/1/2020	450	452,250
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,350	1,431,632
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	700	668,500
Sotheby’s†	5.25%	10/1/2022	892	863,010
Total System Services, Inc.	4.80%	4/1/2026	1,814	1,970,849
United Rentals North America, Inc.	6.125%	6/15/2023	1,398	1,462,657
Total				14,650,996

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 1.02%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	$1,425	$1,478,438
CommScope Technologies Finance LLC†	6.00%	6/15/2025	1,022	1,052,660
CommScope, Inc.†	5.50%	6/15/2024	1,500	1,528,125
Dell, Inc.	7.10%	4/15/2028	241	237,385
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%	6/15/2021	1,015	1,045,847
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	2,614	2,668,010
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	2,300	2,405,066
Total				10,415,531

Telecommunications: Satellite 0.30%
Hughes Satellite Systems Corp.	7.625%	6/15/2021	1,600	1,727,800
Intelsat Luxembourg SA (Luxembourg)(c)	6.75%	6/1/2018	2,054	1,355,640
Total				3,083,440

Telecommunications: Wireless 2.81%
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	2,625	2,572,500
Crown Castle International Corp.	4.875%	4/15/2022	1,242	1,367,069
Crown Castle International Corp.	5.25%	1/15/2023	1,316	1,481,566
Digicel Group Ltd. (Jamaica)†(c)	8.25%	9/30/2020	1,000	840,000
Digicel Ltd. (Jamaica)†(c)	6.75%	3/1/2023	950	812,250
Digicel Ltd. (Jamaica)†(c)	7.00%	2/15/2020	1,900	1,767,000
GTH Finance BV (Netherlands)†(c)	7.25%	4/26/2023	1,100	1,149,500
SBA Communications Corp.	4.875%	7/15/2022	900	901,125
T-Mobile USA, Inc.	6.50%	1/15/2024	9,137	9,650,956
T-Mobile USA, Inc.	6.50%	1/15/2026	1,978	2,094,208
T-Mobile USA, Inc.	6.633%	4/28/2021	2,750	2,884,063
T-Mobile USA, Inc.	6.836%	4/28/2023	103	109,180
Telefonica Celular del Paraguay SA (Paraguay)†(c)	6.75%	12/13/2022	635	641,350
Wind Acquisition Finance SA (Italy)†(c)	7.375%	4/23/2021	2,550	2,441,625
Total				28,712,392

Telecommunications: Wireline Integrated & Services 2.21%
Columbus International, Inc. (Barbados)†(c)	7.375%	3/30/2021	1,366	1,447,619
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	959	977,585
Consolidated Communications, Inc.	6.50%	10/1/2022	845	762,613
Equinix, Inc.	5.375%	4/1/2023	785	814,438
Equinix, Inc.	5.875%	1/15/2026	2,054	2,145,146
Frontier Communications Corp.	6.875%	1/15/2025	1,259	1,061,494
Frontier Communications Corp.	7.625%	4/15/2024	700	623,000

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services (continued)
Frontier Communications Corp.	9.25%		7/1/2021	$1,925	$2,045,312
Frontier Communications Corp.	10.50%		9/15/2022	1,922	2,040,924
Frontier Communications Corp.	11.00%		9/15/2025	4,798	4,983,922
GCI, Inc.	6.875%		4/15/2025	1,405	1,428,716
Sable International Finance Ltd.†	6.875%		8/1/2022	1,465	1,478,654
Telecom Italia SpA (Italy)†(c)	5.303%		5/30/2024	975	976,219
Zayo Group LLC/Zayo Capital, Inc.	6.00%		4/1/2023	1,729	1,763,580
Total					22,549,222

Transportation Infrastructure 0.41%
Aeropuerto Internacional de Tocumen SA (Panama)†(c)	5.625%		5/18/2036	1,225	1,231,125
Autoridad del Canal de Panama (Panama)†(c)	4.95%		7/29/2035	1,000	1,085,000
DP World Ltd. (United Arab Emirates)†(c)	6.85%		7/2/2037	1,030	1,133,391
XPO Logistics, Inc.†	7.875%		9/1/2019	712	728,020
Total					4,177,536

Trucking & Delivery 0.15%
FedEx Corp.	4.55%		4/1/2046	1,361	1,482,976
Total High Yield Corporate Bonds (cost $725,851,287)					745,335,554

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.42%
Citigroup Commercial Mortgage Trust 2015-101A D†	4.779%	#	1/14/2043	775	696,281
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.765%	#	9/10/2047	610	625,098
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.591%	#	7/10/2050	1,237	921,490
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00%		1/25/2051	775	737,570
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.381%	#	1/25/2051	750	632,498
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342%	#	8/25/2047	2,000	65,801
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	750	661,451
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,981,842)					4,340,189
Total Long-Term Investments (cost $968,972,826)					$1,004,089,755

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

	Principal
	Amount	Fair
Investments	(000)	Value
SHORT-TERM INVESTMENT 1.87%

REPURCHASE AGREEMENT
Repurchase Agreement dated 6/30/2016, 0.03% due 7/1/2016 with Fixed Income Clearing Corp. collateralized by $18,415,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $19,530,856; proceeds: $19,145,179 (cost $19,145,163)	$19,145	$19,145,163
Total Investments in Securities 100.22% (cost $988,117,989)		1,023,234,918
Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (0.22%)		(2,250,450)
Net Assets 100.00%		$1,020,984,468

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
HKD	Hong Kong dollar.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2016.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2016.
(e)	Interest rate to be determined.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Defaulted (non-income producing security).
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on open forward foreign currency exchange contracts and futures contracts, as follows:

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2016

Open Forward Foreign Currency Exchange Contracts at June 30, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Barclays Bank plc	7/19/2016	105,000	$ 153,616	$ 139,795	$13,821
British pound	Sell	Morgan Stanley	7/19/2016	193,000	277,926	256,957	20,969
British pound	Sell	Standard Chartered Bank	7/19/2016	1,500,000	2,127,399	1,997,074	130,325
British pound	Sell	State Street Bank and Trust	7/19/2016	90,000	127,876	119,825	8,051
British pound	Sell	State Street Bank and Trust	7/19/2016	90,000	127,447	119,824	7,623
British pound	Sell	State Street Bank and Trust	7/19/2016	197,000	280,079	262,283	17,796
British pound	Sell	State Street Bank and Trust	7/19/2016	105,000	149,918	139,795	10,123
British pound	Sell	State Street Bank and Trust	7/19/2016	79,000	113,328	105,179	8,149
British pound	Sell	State Street Bank and Trust	7/19/2016	570,000	833,662	758,888	74,774
British pound	Sell	State Street Bank and Trust	7/19/2016	61,000	86,721	81,215	5,506
euro	Sell	Morgan Stanley	8/16/2016	6,180,000	7,054,415	6,868,588	185,827
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$482,964

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Goldman Sachs	7/19/2016	500,000	$727,567	$665,691	$(61,876)
British pound	Buy	State Street Bank and Trust	7/19/2016	175,000	256,020	232,992	(23,028)
euro	Buy	State Street Bank and Trust	8/16/2016	150,000	169,163	166,714	(2,449)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(87,353)

Open Futures Contracts at June 30, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 5-Year Treasury Note	September 2016	171	Long	$20,890,055	$343,262

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
Long U.S. Treasury Bond	September 2016	304	Short	$(52,392,500)	$(2,786,410)
U.S. 10-Year Treasury Note	September 2016	686	Short	(91,227,281)	(2,251,231)
Totals				$(143,619,781)	$(5,037,641)

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$–	$15,512,551	$3,436,043	(4)(5)	$18,948,594
Remaining Industries	–	4,126,768	–		4,126,768
Common Stocks
Auto Parts & Equipment	–	1,665,300	–		1,665,300
Metals/Mining (Excluding Steel)	7,503,002	2,778,383	19,095	(6)	10,300,480
Software/Services	6,904,860	1,064,401	–		7,969,261
Specialty Retail	5,558,967	952,024	–		6,510,991
Remaining Industries	112,029,616	–	–		112,029,616
Convertible Bonds	–	2,707,178	–		2,707,178
Convertible Preferred Stocks
Electric: Integrated	1,079,848	–	–		1,079,848
Energy: Exploration & Production	972,230	–	–		972,230
Software/Services	–	1,042,797	–		1,042,797
Floating Rate Loans(7)
Auto Parts & Equipment	–	–	759,633		759,633
Chemicals	–	987,085	–		987,085
Diversified Capital Goods	–	2,039,750	1,041,608		3,081,358
Electric: Generation	–	488,750	–		488,750
Electric: Integrated	–	1,104,125	–		1,104,125
Energy: Exploration & Production	–	3,917,023	–		3,917,023
Gaming	–	2,209,306	2,055,300		4,264,606
Health Services	–	503,943	–		503,943
Metals/Mining (Excluding Steel)	–	3,936,287	–		3,936,287
Oil Field Equipment & Services	–	408,323	–		408,323
Personal & Household Products	–	1,734,136	–		1,734,136
Recreation & Travel	–	996,669	–		996,669
Specialty Retail	–	1,995,174	–		1,995,174
Support: Services	–	3,734,196	–		3,734,196
Telecommunications: Wireline Integrated & Services	–	1,881,149	–		1,881,149
Foreign Bonds	–	4,762,864	–		4,762,864
Foreign Government Obligations	–	42,853,611	–		42,853,611
Government Sponsored Enterprises Pass-Through	–	9,652,017	–		9,652,017
High Yield Corporate Bonds
Banking	–	68,691,363	125	(6)	68,691,488
Metals/Mining (Excluding Steel)	–	43,328,079	2	(6)	43,328,081
Specialty Retail	–	14,646,320	9,397	(4)	14,655,717
Remaining Industries	–	618,660,268	–		618,660,268
Non-Agency Commercial
Mortgage-Backed Securities	–	4,340,189	–		4,340,189
Repurchase Agreement	–	19,145,163	–		19,145,163
Total	$134,048,523	$881,865,192	$7,321,203		$1,023,234,918

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(concluded)

June 30, 2016

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$482,964	$–	$482,964
Liabilities	–	(87,353)	–	(87,353)
Futures Contracts
Assets	343,262	–	–	343,262
Liabilities	(5,037,641)	–	–	(5,037,641)
Total	$(4,694,379)	$395,611	$–	$(4,298,768)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Asset-Backed Securities categorized as Level 3 investment includes ALM XVIII Ltd. 2016-18A C, Anchorage Capital CLO 8 Ltd. 2016-8A D, Leaf Receivables Funding 11 LLC 2016-1 A3, Leaf Receivables Funding 11 LLC 2016-1 A4, Voya CLO Ltd. 2016-2A C, Westcott Park Clo Ltd. 2016-1A D.
(6)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials.
(7)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

					Non-Agency
				High Yield	Commercial
	Asset-Backed	Common	Floating	Corporate	Mortgage-Backed
Investment Type	Securities	Stock	Rate Loans	Bond	Securities
Balance as of January 1, 2016	$–	$18,657	$2,399,345	$1,958,224	$959,647
Accrued discounts/premiums	–	–	11,036		643
Realized gain (loss)	–	–	223	–	(110,537)
Change in unrealized appreciation/depreciation	3,159	438	(4,680)	(17,589)	102,909
Purchases	3,432,884	–	1,457,233	1,826	–
Sales	–	–	(6,616)	–	(884,922)
Net transfers in or out of Level 3	–	–	–	(1,932,937)	(67,740)
Balance as of June 30, 2016	$3,436,043	$19,095	$3,856,541	$9,524	$–

38	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $988,117,989)	$1,023,234,918
Deposits with brokers for derivatives collateral	1,990,757
Cash	992,711
Foreign cash, at value (cost $237,824)	235,696
Receivables:
Investment securities sold	17,433,846
Interest and dividends	12,114,670
Capital shares sold	498,208
Variation margin	267,935
From advisor (See Note 3)	21,280
Unrealized appreciation on forward foreign currency exchange contracts	482,964
Prepaid expenses and other assets	334
Total assets	1,057,273,319
LIABILITIES:
Payables:
Investment securities purchased	34,416,435
Capital shares reacquired	472,430
Management fee	416,682
Directors’ fees	117,299
Fund administration	33,395
Unrealized depreciation on forward foreign currency exchange contracts	87,353
Accrued expenses	745,257
Total liabilities	36,288,851
NET ASSETS	$1,020,984,468
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,014,253,773
Undistributed net investment income	21,912,560
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(45,995,867)
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	30,814,002
Net Assets	$1,020,984,468
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	86,495,568
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$11.80

See Notes to Financial Statements.	39

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Dividends (net of foreign withholding taxes of $5,757)	$985,155
Interest and other (net of foreign withholding taxes of $200)	25,334,208
Total investment income	26,319,363
Expenses:
Management fee	2,443,828
Non 12b-1 service fees	1,223,032
Shareholder servicing	526,452
Professional	33,679
Reports to shareholders	57,018
Fund administration	195,612
Custody	25,610
Directors’ fees	13,566
Other	25,160
Gross expenses	4,543,957
Expense reductions (See Note 9)	(1,765)
Fees waived and expenses reimbursed (See Note 3)	(140,912)
Net expenses	4,401,280
Net investment income	21,918,083
Net realized and unrealized gain (loss):
Net realized loss on investments	(18,540,491)
Net realized loss on futures contracts, swaps and foreign currency related transactions	(8,388,233)
Net change in unrealized appreciation/depreciation on investments	67,571,102
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(4,225,944)
Net realized and unrealized gain	36,416,434
Net Increase in Net Assets Resulting From Operations	$58,334,517

40	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2016	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2015
Operations:
Net investment income	$21,918,083	$38,243,219
Net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(26,928,724)	(14,428,168)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	63,345,158	(40,847,481)
Net increase (decrease) in net assets resulting from operations	58,334,517	(17,032,430)
Distributions to shareholders from:
Net investment income	–	(41,094,016)
Net realized gain	–	(6,306,282)
Total distributions to shareholders	–	(47,400,298)
Capital share transactions (See Note 13):
Proceeds from sales of shares	73,242,562	322,164,243
Reinvestment of distributions	–	47,400,274
Cost of shares reacquired	(88,721,444)	(240,111,353)
Net increase (decrease) in net assets resulting from capital share transactions	(15,478,882)	129,453,164
Net increase in net assets	42,855,635	65,020,436
NET ASSETS:
Beginning of period	$978,128,833	$913,108,397
End of period	$1,020,984,468	$978,128,833
Undistributed (distributions in excess of) net investment income	$21,912,560	$(5,523)

See Notes to Financial Statements.	41

Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:

			Net	Total
	Net asset	Net	realized	from	Net
	value,	invest-	and	invest-	invest-	Net
	beginning	ment	unrealized	ment	ment	realized	Total
	of period	income(a)	gain (loss)	operations	income	gain	distributions
Class A
6/30/2016(c)	$11.14	$0.25	$ 0.41	$ 0.66	$ –	$ –	$ –
12/31/2015	11.89	0.47	(0.65)	(0.18)	(0.49)	(0.08)	(0.57)
12/31/2014	12.31	0.54	(0.01)	0.53	(0.61)	(0.34)	(0.95)
12/31/2013	12.21	0.62	0.39	1.01	(0.65)	(0.26)	(0.91)
12/31/2012	11.64	0.71	0.74	1.45	(0.72)	(0.16)	(0.88)
12/31/2011	11.93	0.73	(0.21)	0.52	(0.72)	(0.09)	(0.81)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

42	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

		Total
		expenses
		after
Net		waivers			Net
asset		and/or		Net	assets,	Portfolio
value,	Total	reimburse-	Total	investment	end of	turnover
end of	return	ments	expenses	income	period	rate
period	(%)(b)	(%)	(%)	(%)	(000)	(%)

$11.80	5.92 (d)	0.45 (d)	0.46 (d)	2.23 (d)	$1,020,984	74.45 (d)
11.14	(1.53)	0.90	0.94	3.91	978,129	116.08
11.89	4.35	0.90	0.93	4.26	913,108	90.21
12.31	8.17	0.90	0.93	4.89	861,130	49.59
12.21	12.53	0.90	0.93	5.68	773,725	46.31
11.64	4.38	0.90	0.93	5.92	625,954	33.43

See Notes to Financial Statements.	43

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

44

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

45

Notes to Financial Statements (unaudited)(continued)

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in

46

Notes to Financial Statements (unaudited)(continued)

excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to

47

Notes to Financial Statements (unaudited)(continued)

the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(l)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2016, the Fund had no unfunded loan commitment.

(m)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

48

Notes to Financial Statements (unaudited)(continued)

assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2016, the effective management fee, net of waivers, was at an annualized rate of .47% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .90%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

49

Notes to Financial Statements (unaudited)(continued)

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and fiscal year ended December 31, 2015 was as follows:

	Six Months Ended
	6/30/2016	Year Ended
	(unaudited)	12/31/2015
Distributions paid from:
Ordinary income	$ –	$41,858,433
Net long-term capital gains	–	5,541,865
Total distributions paid	$ –	$47,400,298

As of December 31, 2015, the fund had a capital loss carryforward of $6,142,158, which will carry forward indefinitely.

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$991,125,842
Gross unrealized gain	48,989,647
Gross unrealized loss	(16,880,571)
Net unrealized security gain	$32,109,076

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases*	Purchases	Sales*	Sales
$178,715,690	$564,250,174	$173,825,834	$543,535,763

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule

50

Notes to Financial Statements (unaudited)(continued)

17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2016, the Fund engaged in cross-trades purchases of $551,529 and sales of $5,669,320, which resulted in net realized losses of ($324,546).

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2016 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2016 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2016 (as described in note 2(k)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of June 30, 2016, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$482,964
Futures Contracts(2)	$343,262	$–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	$–	$87,353
Futures Contracts(2)	$5,037,641	$–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

51

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2016, were as follows:

	Interest	Forward
	Rate	Currency	Equity	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	–	–	–	$(910,156)
Forward Foreign Currency Exchange Contracts	–	$(72,854)	–	–
Futures Contracts	$(6,447,525)	–	$(949,298)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	–	–	–	$153,490
Forward Foreign Currency Exchange Contracts	–	$258,564	–	–
Futures Contracts	$(4,635,769)	–	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	–	$12,538,286
Forward Foreign Currency Exchange Contracts(3)	–	$11,708,290	–	–
Futures Contracts(4)	1,703	–	108	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2016.
(1)	Statements of Operations location: Net realized loss on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$482,964	$–	$482,964
Repurchase Agreement	19,145,163	–	19,145,163
Total	$19,628,127	$–	$19,628,127

52

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank plc	$13,821	$–	$–	$–	$13,821
Fixed Income Clearing Corp.	19,145,163	–	–	(19,145,163)	–
Morgan Stanley	206,796	–	(206,796)	–	–
Standard Chartered Bank	130,325	–	–	–	130,325
State Street Bank and Trust	132,022	(25,477)	–	–	106,545
Total	$19,628,127	$(25,477)	$(206,796)	$(19,145,163)	$250,691

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$87,353	$ –	$87,353
Total	$87,353	$ –	$87,353

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Goldman Sachs	$61,876	$–	$–	$–	$61,876
State Street Bank and Trust	25,477	(25,477)	–	–	–
Total	$87,353	$(25,477)	$–	$–	$61,876

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2016.
(c)	Net amount represents the amount owed by the Fund by the counterparty as of June 30, 2016.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

53

Notes to Financial Statements (unaudited)(continued)

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

54

Notes to Financial Statements (unaudited)(concluded)

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015
Shares sold	6,553,779	26,681,576
Reinvestment of distributions	–	4,222,649
Shares reacquired	(7,896,514)	(19,894,485)
Increase (decrease)	(1,342,735)	11,009,740

14.	SUBSEQUENT EVENT

On July 26, 2016, the Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

55

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

56

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by		LASFBD-3
LORD ABBETT DISTRIBUTOR LLC.	Bond-Debenture Portfolio	(08/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Calibrated Dividend Growth Portfolio

For the six-month period ended June 30, 2016

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

21	Supplemental Information to Shareholders

Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio
Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/16	6/30/16	1/1/16 - 6/30/16
Class VC
Actual	$1,000.00	$1,112.50	$4.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Consumer Discretionary	9.70%
Consumer Staples	19.77%
Energy	7.41%
Financials	6.51%
Health Care	9.83%
Industrials	18.08%
Information Technology	11.19%
Materials	5.17%
Telecommunication Services	4.34%
Utilities	7.21%
Repurchase Agreement	0.79%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.94%

Aerospace & Defense 5.86%
General Dynamics Corp.	11,100	$1,546
Lockheed Martin Corp.	9,692	2,405
Northrop Grumman Corp.	7,600	1,689
Raytheon Co.	8,700	1,183
United Technologies Corp.	22,500	2,307
Total		9,130

Air Freight & Logistics 1.74%
FedEx Corp.	17,865	2,712

Auto Components 0.79%
Johnson Controls, Inc.	27,800	1,230

Beverages 3.32%
Coca-Cola Co. (The)	56,468	2,560
PepsiCo, Inc.	24,624	2,608
Total		5,168

Biotechnology 1.72%
AbbVie, Inc.	43,299	2,681

Building Products 1.20%
A.O. Smith Corp.	21,200	1,868

Capital Markets 1.71%
Ameriprise Financial, Inc.	13,000	1,168
SEI Investments Co.	12,200	587
T. Rowe Price Group, Inc.	12,400	905
Total		2,660

Chemicals 5.16%
Air Products & Chemicals, Inc.	8,900	1,264
Albemarle Corp.	10,000	793
Ecolab, Inc.	3,600	427
International Flavors & Fragrances, Inc.	13,700	1,727
Monsanto Co.	17,995	1,861
PPG Industries, Inc.	15,306	1,594
Sherwin-Williams Co. (The)	1,250	367
Total		8,033
Investments	Shares	Fair Value (000)
Distributors 0.40%
Genuine Parts Co.	6,100	$618

Diversified Telecommunication Services 4.58%
AT&T, Inc.	68,708	2,969
FactSet Research Systems, Inc.	2,400	388
Verizon Communications, Inc.	67,700	3,780
Total		7,137

Electric: Utilities 2.75%
Edison International	15,300	1,189
NextEra Energy, Inc.	21,121	2,754
Xcel Energy, Inc.	7,800	349
Total		4,292

Electrical Equipment 1.45%
Emerson Electric Co.	43,211	2,254

Energy Equipment & Services 0.42%
Helmerich & Payne, Inc.	9,712	652

Food & Staples Retailing 8.13%
Casey’s General Stores, Inc.	2,400	316
Costco Wholesale Corp.	12,000	1,884
CVS Health Corp.	31,700	3,035
Sysco Corp.	11,100	563
Wal-Mart Stores, Inc.	38,280	2,795
Walgreens Boots Alliance, Inc.	48,921	4,074
Total		12,667

Food Products 1.32%
General Mills, Inc.	13,700	977
Hormel Foods Corp.	18,400	674
McCormick & Co., Inc.	3,800	405
Total		2,056

Gas Utilities 1.62%
Atmos Energy Corp.	21,300	1,732
UGI Corp.	17,500	792
Total		2,524

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.50%
Becton, Dickinson & Co.	9,200	$1,560
C.R. Bard, Inc.	8,288	1,949
Medtronic plc (Ireland)(a)	31,691	2,750
West Pharmaceutical Services, Inc.	10,000	759
Total		7,018

Health Care Providers & Services 1.64%
AmerisourceBergen Corp.	10,200	809
Cardinal Health, Inc.	22,448	1,751
Total		2,560

Hotels, Restaurants & Leisure 3.36%
Cracker Barrel Old Country Store, Inc.	2,900	497
McDonald’s Corp.	39,374	4,738
Total		5,235

Household Products 4.48%
Church & Dwight Co., Inc.	3,900	401
Kimberly-Clark Corp.	29,535	4,060
Procter & Gamble Co. (The)	29,700	2,515
Total		6,976

Industrial Conglomerates 2.42%
3M Co.	21,517	3,768

Information Technology Services 5.02%
Accenture plc Class A (Ireland)(a)	34,600	3,920
Automatic Data Processing, Inc.	10,700	983
International Business Machines Corp.	19,287	2,927
Total		7,830
Investments	Shares	Fair Value (000)
Insurance 4.54%
Aflac, Inc.	27,164	$1,960
Chubb Ltd. (Switzerland)(a)	27,264	3,564
Hanover Insurance Group, Inc. (The)	6,400	542
Old Republic International Corp.	40,800	787
RenaissanceRe Holdings Ltd.	1,900	223
Total		7,076

Leisure Product 0.66%
Hasbro, Inc.	12,168	1,022

Machinery 3.43%
Graco, Inc.	11,800	932
Illinois Tool Works, Inc.	11,900	1,240
Nordson Corp.	9,000	752
Stanley Black & Decker, Inc.	14,400	1,602
Toro Co. (The)	9,300	820
Total		5,346

Multi-Utilities 2.81%
Consolidated Edison, Inc.	18,600	1,496
SCANA Corp.	25,798	1,952
WEC Energy Group, Inc.	14,300	934
Total		4,382

Oil, Gas & Consumable Fuels 6.97%
Chevron Corp.	53,749	5,634
EOG Resources, Inc.	14,850	1,239
Exxon Mobil Corp.	6,700	628
Occidental Petroleum Corp.	27,273	2,061
ONEOK, Inc.	27,300	1,295
Total		10,857

Pharmaceuticals 1.93%
Johnson & Johnson	24,819	3,011

Professional Services 0.63%
Robert Half International, Inc.	25,700	981

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Shares	Fair Value (000)
Road & Rail 1.31%
Norfolk Southern Corp.	24,000	$2,043

Semiconductors & Semiconductor Equipment 4.80%
Microchip Technology, Inc.	52,666	2,673
QUALCOMM, Inc.	59,557	3,191
Texas Instruments, Inc.	25,700	1,610
Total		7,474

Software 1.33%
Microsoft Corp.	40,600	2,077

Specialty Retail 3.43%
Lowe’s Cos., Inc.	48,025	3,802
TJX Cos., Inc. (The)	20,000	1,545
Total		5,347

Textiles, Apparel & Luxury Goods 1.04%
NIKE, Inc. Class B	29,400	1,623

Tobacco 2.47%
Altria Group, Inc.	11,127	767
Reynolds American, Inc.	57,200	3,085
Total		3,852
Total Common Stocks (cost $143,989,008)		154,160
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.79%

Repurchase Agreement
Repurchase Agreement dated 6/30/2016, 0.03% due 7/1/2016 with Fixed Income Clearing Corp. collateralized by $1,190,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $1,262,108; proceeds: $1,232,625 (cost $1,232,624)	$1,233	$1,233
Total Investments in Securities 99.73% (cost $145,221,632)		155,393
Other Assets in Excess of Liabilities(b) 0.27%		427
Net Assets 100.00%		$155,820

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2016

Open Futures Contracts at June 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2016	10	Long	$1,045,100	$21,892

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$154,160	$–	$–	$154,160
Repurchase Agreement	–	1,233	–	1,233
Total	$154,160	$1,233	$–	$155,393

Other Financial Instruments
Futures Contracts
Assets	$22	$–	$–	$22
Liabilities	–	–	–	–
Total	$22	$–	$–	$22

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $145,221,632)	$155,392,687
Deposits with brokers for futures collateral	42,000
Receivables:
Investment securities sold	470,691
Interest and dividends	224,324
Capital shares sold	136,562
Variation margin	14,117
From advisor (See Note 3)	46,650
Total assets	156,327,031
LIABILITIES:
Payables:
Investment securities purchased	228,851
Management fee	94,390
Capital shares reacquired	57,581
Directors’ fees	17,801
Fund administration	5,034
Variation margin	6
Accrued expenses	103,306
Total liabilities	506,969
NET ASSETS	$155,820,062
COMPOSITION OF NET ASSETS:
Paid-in capital	$141,582,060
Undistributed net investment income	1,128,850
Accumulated net realized gain on investments and futures contracts	2,916,205
Net unrealized appreciation on investments and futures contracts	10,192,947
Net Assets	$155,820,062
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	10,297,979
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.13

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Dividends (net of foreign withholding taxes of $2,832)	$1,679,979
Interest	352
Total investment income	1,680,331
Expenses:
Management fee	471,720
Non 12b-1 service fees	157,675
Shareholder servicing	70,317
Professional	25,819
Fund administration	25,159
Custody	13,534
Reports to shareholders	11,701
Directors’ fees	1,563
Other	4,130
Gross expenses	781,618
Expense reductions (See Note 9)	(230)
Fees waived and expenses reimbursed (See Note 3)	(246,771)
Net expenses	534,617
Net investment income	1,145,714
Net realized and unrealized gain:
Net realized gain on investments	3,489,353
Net realized gain on futures contracts	52,780
Net change in unrealized appreciation/depreciation on investments	9,279,111
Net change in unrealized appreciation/depreciation on futures contracts	26,181
Net realized and unrealized gain	12,847,425
Net Increase in Net Assets Resulting From Operations	$13,993,139

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2016	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2015
Operations:
Net investment income	$1,145,714	$1,943,595
Net realized gain on investments and futures contracts	3,542,133	6,372,114
Net change in unrealized appreciation/depreciation on investments and futures contracts	9,305,292	(10,981,684)
Net increase (decrease) in net assets resulting from operations	13,993,139	(2,665,975)
Distributions to shareholders from:
Net investment income	–	(1,956,907)
Net realized gain	–	(9,585,159)
Total distributions to shareholders	–	(11,542,066)
Capital share transactions (See Note 13):
Proceeds from sales of shares	59,359,061	31,364,855
Reinvestment of distributions	–	11,542,066
Cost of shares reacquired	(22,547,759)	(41,983,707)
Net increase in net assets resulting from capital share transactions	36,811,302	923,214
Net increase (decrease) in net assets	50,804,441	(13,284,827)
NET ASSETS:
Beginning of period	$105,015,621	$118,300,448
End of period	$155,820,062	$105,015,621
Undistributed (distributions in excess of) net investment income	$1,128,850	$(16,864)

10	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2016(c)	$13.60	$0.13	$ 1.40	$1.53	$–	$–	$–
12/31/2015	15.55	0.27	(0.60)	(0.33)	(0.27)	(1.35)	(1.62)
12/31/2014	16.27	0.27	1.60	1.87	(0.29)	(2.30)	(2.59)
12/31/2013	14.22	0.26	3.68	3.94	(0.28)	(1.61)	(1.89)
12/31/2012	13.03	0.34	1.29	1.63	(0.44)	–	(0.44)
12/31/2011	13.39	0.35	(0.33)	0.02	(0.38)	–	(0.38)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$15.13	11.25	(d)	0.42	(d)	0.62	(d)	0.90	(d)	$155,820	34.44	(d)
13.60	(2.13)		0.85		1.28		1.76		105,016	69.61
15.55	11.54		0.85		1.25		1.63		118,300	79.31
16.27	27.93		0.85		1.27		1.62		128,593	65.36
14.22	12.46		1.07		1.26		2.42		110,603	116.38
13.03	0.19		1.15		1.23		2.61		114,854	22.48

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Calibrated Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

14

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on futures contracts and foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an

15

Notes to Financial Statements (unaudited)(continued)

agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

16

Notes to Financial Statements (unaudited)(continued)

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2016, the effective management fee, net of waivers, was at an annualized rate of .36% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .85%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and fiscal year ended December 31, 2015 was as follows:

	Six Months Ended 6/30/2016 (unaudited)	Year Ended 12/31/2015
Distributions paid from:
Ordinary income	$–	$5,299,556
Net long-term capital gains	–	6,242,510
Total distributions paid	$–	$11,542,066

17

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$146,426,526
Gross unrealized gain	11,406,494
Gross unrealized loss	(2,440,333)
Net unrealized security gain	$8,966,161

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

Purchases	Sales
$80,978,250	$43,507,744

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2016.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended June 30, 2016 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2016, the Fund had futures contracts with unrealized appreciation of $21,892, which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Amounts of $52,780 and $26,181 are included in the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 9.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

18

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$1,232,624	$–	$1,232,624
Total	$1,232,624	$–	$1,232,624

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$1,232,624	$–	$–	$(1,232,624)	$–
Total	$1,232,624	$–	$–	$(1,232,624)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2016.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

19

Notes to Financial Statements (unaudited)(concluded)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a rising market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

The Fund’s exposure to foreign companies and markets presents increased market, liquidity, currency, political and other risks.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015
Shares sold	4,174,817	2,104,100
Reinvestment of distributions	–	827,804
Shares reacquired	(1,597,269)	(2,817,767)
Increase	2,577,548	114,137

14.	SUBSEQUENT EVENT

On July 26, 2016, the Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

20

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

21

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		SFCS-PORT-3
	Calibrated Dividend Growth Portfolio	(08/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Classic Stock Portfolio

For the six-month period ended June 30, 2016

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Classic Stock Portfolio
Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Classic Stock Portfolio for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†

			1/1/16 –
	1/1/16	6/30/16	6/30/16
Class VC
Actual	$1,000.00	$1,026.60	$4.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Consumer Discretionary	7.78%
Consumer Staples	10.83%
Energy	8.28%
Financials	16.04%
Health Care	16.44%
Industrials	11.47%
Information Technology	20.14%
Materials	1.72%
Telecommunication Services	3.45%
Utilities	3.85%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 97.88%

Aerospace & Defense 4.31%
Honeywell International, Inc.	10,068	$1,171
TransDigm Group, Inc.*	2,552	673
Total		1,844

Banks 4.34%
Citizens Financial Group, Inc.	49,766	994
East West Bancorp, Inc.	18,943	647
JPMorgan Chase & Co.	3,486	217
Total		1,858

Beverages 3.36%
PepsiCo, Inc.	13,553	1,436

Biotechnology 3.33%
Celgene Corp.*	14,443	1,425

Capital Markets 2.25%
Invesco Ltd.	17,348	443
TD Ameritrade Holding Corp.	18,261	520
Total		963

Chemicals 1.69%
PPG Industries, Inc.	6,935	722

Communications Equipment 2.13%
Cisco Systems, Inc.	31,779	912

Consumer Finance 1.80%
Discover Financial Services	14,380	771

Diversified Telecommunication Services 3.38%
AT&T, Inc.	33,464	1,446

Electric: Utilities 3.77%
NextEra Energy, Inc.	5,846	762
PG&E Corp.	13,307	851
Total		1,613

Energy Equipment & Services 1.69%
Schlumberger Ltd.	9,142	723
		Fair
		Value
Investments	Shares	(000)
Food & Staples Retailing 2.75%
CVS Health Corp.	12,276	$1,175

Food Products 3.43%
Mondelez International, Inc.
Class A	32,280	1,469

Health Care Equipment & Supplies 1.26%
St. Jude Medical, Inc.	6,921	540

Health Care Providers & Services 3.72%
HCA Holdings, Inc.*	4,832	372
UnitedHealth Group, Inc.	8,631	1,219
Total		1,591

Hotels, Restaurants & Leisure 1.85%
Yum! Brands, Inc.	9,565	793

Household Durables 1.01%
Lennar Corp. Class A	9,401	433

Household Products 1.06%
Colgate-Palmolive Co.	6,201	454

Industrial Conglomerates 3.72%
General Electric Co.	50,600	1,593

Information Technology Services 1.89%
Fidelity National Information Services, Inc.	10,946	807

Insurance 4.33%
Chubb Ltd. (Switzerland)(a)	10,791	1,411
Hartford Financial Services Group, Inc. (The)	9,946	441
Total		1,852

Internet Software & Services 4.12%
Alphabet, Inc. Class A*	2,502	1,760

Life Sciences Tools & Services 2.90%
Thermo Fisher Scientific, Inc.	8,399	1,241

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

		Fair
		Value
Investments	Shares	(000)
Machinery 2.02%
Caterpillar, Inc.	5,171	$392
ITT, Inc.	14,749	472
Total		864

Media 2.01%
Time Warner, Inc.	11,687	860

Oil, Gas & Consumable Fuels 6.41%
Devon Energy Corp.	12,292	445
EOG Resources, Inc.	14,158	1,181
Occidental Petroleum Corp.	14,780	1,117
Total		2,743

Pharmaceuticals 4.88%
Allergan plc*	2,272	525
Pfizer, Inc.	44,369	1,562
Total		2,087

Real Estate Investment Trusts 2.97%
Boston Properties, Inc.	3,552	468
Vornado Realty Trust	8,019	803
Total		1,271

Road & Rail 1.17%
CSX Corp.	19,259	502

Semiconductors & Semiconductor Equipment 4.66%
Broadcom Ltd. (Singapore)(a)	4,985	775
Microchip Technology, Inc.	11,199	568
QUALCOMM, Inc.	12,153	651
Total		1,994

Software 2.69%
Microsoft Corp.	22,494	1,151

Specialty Retail 2.75%
AutoZone, Inc.*	1,479	1,174
		Fair
		Value
Investments	Shares	(000)
Technology Hardware, Storage & Peripherals 4.23%
Apple, Inc.	18,940	$1,811
Total Investments in Common Stock 97.88%
(cost $40,081,522)		41,878
Cash and Other Assets in Excess of Liabilities 2.12%		908
Net Assets 100.00%		$42,786

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$41,878	$ –	$ –	$41,878
Total	$41,878	$ –	$ –	$41,878

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $40,081,522)	$41,877,725
Cash	90,183
Receivables:
Investment securities sold	867,661
Dividends	57,428
From advisor (See Note 3)	12,341
Capital shares sold	293
Prepaid expenses	35
Total assets	42,905,666
LIABILITIES:
Payables:
Management fee	25,565
Capital shares reacquired	19,977
Directors’ fees	5,335
Fund administration	1,461
Accrued expenses	67,322
Total liabilities	119,660
NET ASSETS	$42,786,006
COMPOSITION OF NET ASSETS:
Paid-in capital	$39,854,545
Undistributed net investment income	207,201
Accumulated net realized gain on investments	928,057
Net unrealized appreciation on investments	1,796,203
Net Assets	$42,786,006
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	3,573,166
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$11.97

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Dividends (net of foreign withholding taxes of $1,143)	$379,346
Interest and other	221
Total investment income	379,567
Expenses:
Management fee	123,139
Non 12b-1 service fees	44,032
Shareholder servicing	22,585
Professional	21,059
Reports to shareholders	9,773
Fund administration	7,037
Custody	3,087
Directors’ fees	454
Other	2,340
Gross expenses	233,506
Expense reductions (See Note 7)	(65)
Fees waived and expenses reimbursed (See Note 3)	(66,324)
Net expenses	167,117
Net investment income	212,450
Net realized and unrealized gain:
Net realized gain on investments	470,075
Net change in unrealized appreciation/depreciation on investments	51,804
Net realized and unrealized gain	521,879
Net Increase in Net Assets Resulting From Operations	$734,329

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2016	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2015
Operations:
Net investment income	$212,450	$312,587
Net realized gain on investments	470,075	5,555,517
Net change in unrealized appreciation/depreciation on investments	51,804	(6,847,347)
Net increase (decrease) in net assets resulting from operations	734,329	(979,243)
Distributions to shareholders from:
Net investment income	–	(305,595)
Net realized gain	–	(6,419,296)
Total distributions to shareholders	–	(6,724,891)
Capital share transactions (See Note 11):
Proceeds from sales of shares	27,067,784	25,924,123
Reinvestment of distributions	–	6,724,890
Cost of shares reacquired	(18,658,773)	(34,599,609)
Net increase (decrease) in net assets resulting from capital share transactions	8,409,011	(1,950,596)
Net increase (decrease) in net assets	9,143,340	(9,654,730)
NET ASSETS:
Beginning of period	$33,642,666	$43,297,396
End of period	$42,786,006	$33,642,666
Undistributed (distributions in excess of) net investment income	$207,201	$(5,249)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
6/30/2016(c)	$11.66	$0.07	$0.24	$0.31	$–	$–	$–
12/31/2015	14.15	0.11	(0.23)	(0.12)	(0.11)	(2.26)	(2.37)
12/31/2014	14.77	0.10	1.25	1.35	(0.11)	1.86	(1.97)
12/31/2013	12.77	0.14	3.64	3.78	(0.15)	(1.63)	(1.78)
12/31/2012	11.21	0.14	1.55	1.69	(0.13)	–	(0.13)
12/31/2011	12.30	0.09	(1.09)	(1.00)	(0.09)	–	(0.09)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

		Total
		expenses
Net		after			Net
asset		waivers		Net	assets,	Portfolio
value,	Total	and/or reim-	Total	investment	end of	turnover
end of	return(b)	bursements	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)
$11.97	2.66 (d)	0.47 (d)	0.66 (d)	0.60 (d)	$42,786	70.01 (d)
11.66	(0.90)	0.95	1.32	0.78	33,643	100.46
14.15	9.14	0.95	1.30	0.68	43,297	49.77
14.77	29.85	0.95	1.31	0.95	45,458	42.01
12.77	15.09	0.95	1.32	1.13	39,909	23.58
11.21	(8.15)	0.95	1.30	0.74	32,856	27.01

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Classic Stock Portfolio (the “Fund”).

The Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

13

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended June 30, 2016, the effective management fee, net of waivers, was at an annualized rate of .32% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, to an annual rate of .95%. This agreement may be terminated only upon the approval of the Board.

14

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and the fiscal year ended December 31, 2015 was as follows:

	Six Months Ended
	6/30/2016	Year Ended
	(unaudited)	12/31/2015
Distributions paid from:
Ordinary income	$–	$305,595
Net long-term capital gains	–	6,419,296
Total distributions paid	$–	$6,724,891

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$40,190,201
Gross unrealized gain	2,601,569
Gross unrealized loss	(914,045)
Net unrealized security gain	$1,687,524

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

Purchases	Sales
$32,523,240	$24,695,496

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2016.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value and

16

Notes to Financial Statements (unaudited)(concluded)

growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015
Shares sold	2,340,363	1,904,507
Reinvestment of distributions	–	558,469
Shares reacquired	(1,651,790)	(2,638,654)
Increase (decrease)	688,573	(175,678)

12.	SUBSEQUENT EVENT

On July 26, 2016, the Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Classic Stock Portfolio	SFCLASS-PORT-3 (08/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Developing Growth Portfolio

For the six-month period ended June 30, 2016

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

21	Supplemental Information to Shareholders

Lord Abbett Series Fund — Developing Growth Portfolio
Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Developing Growth Portfolio for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/16 –
	1/1/16	6/30/16	6/30/16
Class VC
Actual	$1,000.00	$ 916.00	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Consumer Discretionary	16.08%
Consumer Staples	3.16%
Energy	0.78%
Financials	5.83%
Health Care	24.48%
Industrials	9.82%
Information Technology	36.29%
Materials	0.77%
Telecommunication Services	0.78%
Utilities	1.13%
Repurchase Agreement	0.88%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 97.97%

Aerospace & Defense 0.71%
HEICO Corp.	3,150	$210

Banks 1.08%
Bank of the Ozarks, Inc.	2,671	100
PrivateBancorp, Inc.	79	3
Western Alliance Bancorp*	6,605	216
Total		319

Biotechnology 5.42%
ACADIA Pharmaceuticals, Inc.*	10,868	353
Agios Pharmaceuticals, Inc.*	3,114	131
Exelixis, Inc.*	25,369	198
Juno Therapeutics, Inc.*	3,563	137
Neurocrine Biosciences, Inc.*	3,834	174
Sage Therapeutics, Inc.*	5,316	160
Spark Therapeutics, Inc.*	5,896	302
Ultragenyx
Pharmaceutical, Inc.*	2,909	142
Total		1,597

Building Products 0.97%
Builders FirstSource, Inc.*	25,354	285

Capital Markets 0.33%
WisdomTree Investments, Inc.	10,019	98

Chemicals 0.76%
Scotts Miracle-Gro Co. (The)
Class A	3,204	224

Commercial Services & Supplies 0.91%
Healthcare Services Group, Inc.	6,456	267

Distributors 1.02%
Pool Corp.	3,191	300

Diversified Consumer Services 1.05%
Bright Horizons Family
Solutions, Inc.*	4,638	308
		Fair
		Value
Investments	Shares	(000)
Diversified Financial Services 1.53%
MarketAxess Holdings, Inc.	2,110	$307
Morningstar, Inc.	1,770	145
Total		452

Diversified Telecommunication Services 0.77%
Cogent Communications
Holdings, Inc.	5,640	226

Electric: Utilities 0.02%
Portland General Electric Co.	137	6

Electronic Equipment, Instruments & Components 4.15%
Belden, Inc.	6,136	371
Coherent, Inc.*	2,049	188
IPG Photonics Corp.*	1,426	114
Trimble Navigation Ltd.*	5,832	142
Universal Display Corp.*	6,006	407
Total		1,222

Food & Staples Retailing 1.11%
Performance Food Group Co.* 12,174		328

Food Products 2.00%
Blue Buffalo Pet
Products, Inc.*	8,394	196
Calavo Growers, Inc.	5,885	394
Total		590

Gas Utilities 0.89%
New Jersey Resources Corp.	2,546	98
ONE Gas, Inc.	2,467	164
Total		262

Health Care Equipment & Supplies 9.31%
ABIOMED, Inc.*	3,929	429
Align Technology, Inc.*	2,825	228
Glaukos Corp.*	9,105	266
IDEXX Laboratories, Inc.*	1,361	126
Inogen, Inc.*	1,543	77
Integra LifeSciences Holdings Corp.*	4,616	368

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies (continued)
Nevro Corp.*	4,984	$368
Penumbra, Inc.*	5,802	345
West Pharmaceutical Services, Inc.	3,232	245
ZELTIQ Aesthetics, Inc.*	10,488	287
Total		2,739

Health Care Providers & Services 0.79%
VCA, Inc.*	3,433	232

Health Care Technology 4.26%
athenahealth, Inc.*	543	75
Cotiviti Holdings, Inc.*	5,532	117
Medidata Solutions, Inc.*	3,304	155
Press Ganey Holdings, Inc.*	12,392	488
Veeva Systems, Inc. Class A*	12,263	418
Total		1,253

Hotels, Restaurants & Leisure 5.55%
Dave & Buster’s
Entertainment, Inc.*	9,598	449
Panera Bread Co. Class A*	1,367	290
Planet Fitness, Inc. Class A*	9,058	171
Shake Shack, Inc. Class A*	6,031	220
Texas Roadhouse, Inc.	7,525	343
Vail Resorts, Inc.	1,154	159
Total		1,632

Household Durables 0.58%
iRobot Corp.*	4,841	170

Information Technology Services 0.94%
EPAM Systems, Inc.*	4,167	268
WNS Holdings Ltd. ADR*	345	9
Total		277

Internet & Catalog Retail 1.74%
Etsy, Inc.*	8,066	78
Liberty TripAdvisor Holdings, Inc. Class A*	5,904	129
Wayfair, Inc. Class A*	7,823	305
Total		512
		Fair
		Value
Investments	Shares	(000)
Internet Software & Services 11.20%
2U, Inc.*	13,150	$387
Benefitfocus, Inc.*	9,182	350
Cimpress NV (Netherlands)*(a)	3,046	282
Criteo SA ADR*	7,730	355
Five9, Inc.*	11,096	132
GoDaddy, Inc. Class A*	6,116	191
Gogo, Inc.*	10,699	90
GrubHub, Inc.*	9,849	306
Instructure, Inc.*	3,237	61
Shopify, Inc. Class A (Canada)*(a)	6,357	195
Stamps.com, Inc.*	1,667	146
Twilio, Inc. Class A*	7,189	262
WebMD Health Corp.*	5,310	309
Wix.com Ltd. (Israel)*(a)	7,621	231
Total		3,297

Leisure Product 0.71%
Vista Outdoor, Inc.*	4,353	208

Life Sciences Tools & Services 3.09%
Bio-Techne Corp.	2,723	307
Bruker Corp.	4,551	104
Charles River Laboratories International, Inc.*	2,618	216
Pacific Biosciences of California, Inc.*	40,010	281
Total		908

Machinery 2.09%
Nordson Corp.	3,655	305
RBC Bearings, Inc.*	4,286	311
Total		616

Media 1.90%
IMAX Corp. (Canada)*(a)	8,582	253
Live Nation Entertainment, Inc.*	8,177	192
Sinclair Broadcast Group, Inc. Class A	3,827	114
Total		559

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2016

		Fair
		Value
Investments	Shares	(000)
Multi-Line Retail 0.50%
Ollie’s Bargain Outlet
Holdings, Inc.*	5,860	$146

Oil, Gas & Consumable Fuels 0.77%
GasLog Ltd. (Monaco)(a)	17,594	228

Pharmaceuticals 1.33%
Prestige Brands Holdings, Inc.*	7,075	392

Professional Services 2.12%
TransUnion*	6,832	228
WageWorks, Inc.*	6,600	395
Total		623

Real Estate Investment Trusts 2.28%
CoreSite Realty Corp.	4,799	426
CubeSmart	4,224	130
Sovran Self Storage, Inc.	1,096	115
Total		671

Semiconductors & Semiconductor Equipment 7.12%
Acacia Communications, Inc.*	1,673	67
Ambarella, Inc.*	3,145	160
Cirrus Logic, Inc.*	8,476	329
Inphi Corp.*	7,379	236
MaxLinear, Inc. Class A*	14,932	268
Mellanox Technologies, Ltd. (Israel)*(a)	4,261	204
Microsemi Corp.*	2,235	73
Monolithic Power Systems, Inc.	3,993	273
Silicon Motion Technology Corp. ADR	5,483	262
SolarEdge Technologies, Inc. (Israel)*(a)	6,659	131
SunPower Corp.*	5,912	92
Total		2,095

Software 11.97%
Atlassian Corp. plc Class A (Australia)*(a)	6,381	165
BroadSoft, Inc.*	9,531	391
		Fair
		Value
Investments	Shares	(000)
Callidus Software, Inc.*	6,416	$128
Ellie Mae, Inc.*	5,056	463
Fair Isaac Corp.	3,050	345
HubSpot, Inc.*	4,614	200
Materialise NV ADR*	8,611	62
Paycom Software, Inc.*	8,504	368
Paylocity Holding Corp.*	10,030	433
Proofpoint, Inc.*	3,608	228
Rubicon Project, Inc. (The)*	9,798	134
Ultimate Software Group, Inc. (The)*	1,217	256
Zendesk, Inc.*	13,236	349
Total		3,522

Specialty Retail 2.33%
Burlington Stores, Inc.*	4,782	319
Five Below, Inc.*	7,919	368
Total		687

Technology Hardware, Storage & Peripherals 0.49%
Cray, Inc.*	4,853	145

Textiles, Apparel & Luxury Goods 0.53%
Carter’s, Inc.	1,452	155
Skechers U.S.A., Inc. Class A*	36	1
Total		156

Thrifts & Mortgage Finance 0.53%
LendingTree, Inc.*	1,752	155

Trading Companies & Distributors 2.91%
Beacon Roofing Supply, Inc.*	10,461	476
SiteOne Landscape Supply, Inc.*	4,162	141
Watsco, Inc.	1,700	239
Total		856

Water Utilities 0.21%
Aqua America, Inc.	1,721	61
Total Common Stocks (cost $26,988,610)		28,834

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2016

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.87%

Repurchase Agreement
Repurchase Agreement dated 6/30/2016, 0.03% due 7/1/2016 with Fixed Income Clearing Corp. collateralized by $250,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $265,149; proceeds: $256,772 (cost $256,772)	$257	$257
Total Investments in Securities 98.84% (cost $27,245,382)		29,091
Other Assets in Excess of Liabilities 1.16%		341
Net Assets 100.00%		$29,432

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$28,834	$–	$–	$28,834
Repurchase Agreement	–	257	–	257
Total	$28,834	$257	$–	$29,091

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $27,245,382)	$29,090,632
Receivables:
Investment securities sold	777,304
Dividends	8,713
Capital shares sold	3,391
Prepaid expenses	1
Total assets	29,880,041
LIABILITIES:
Payables:
Investment securities purchased	384,832
Management fee	2,716
Directors’ fees	1,247
Fund administration	972
Capital shares reacquired	852
Accrued expenses	57,861
Total liabilities	448,480
NET ASSETS	$29,431,561
COMPOSITION OF NET ASSETS:
Paid-in capital	$34,249,422
Accumulated net investment loss	(60,320)
Accumulated net realized loss on investments	(6,602,791)
Net unrealized appreciation on investments	1,845,250
Net Assets	$29,431,561
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	1,443,025
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$20.40

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Dividends	$62,171
Interest	148
Total investment income	62,319
Expenses:
Management fee	101,309
Non 12b-1 service fees	33,787
Custody	23,643
Professional	20,254
Shareholder servicing	17,724
Reports to shareholders	6,302
Fund administration	5,403
Directors’ fees	382
Other	2,010
Gross expenses	210,814
Expense reductions (See Note 8)	(49)
Fees waived and expenses reimbursed (See Note 3)	(89,195)
Net expenses	121,570
Net investment loss	(59,251)
Net realized and unrealized gain (loss):
Net realized loss on investments	(4,268,862)
Net change in unrealized appreciation/depreciation on investments	2,041,947
Net realized and unrealized loss	(2,226,915)
Net Decrease in Net Assets Resulting From Operations	$(2,286,166)

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Operations:
Net investment loss	$(59,251)	$(152,458)
Net realized loss on investments	(4,268,862)	(1,527,619)
Net change in unrealized appreciation/depreciation on investments	2,041,947	(1,631,984)
Net decrease in net assets resulting from operations	(2,286,166)	(3,312,061)
Distributions to shareholders from:
Net realized gain	–	(235,366)
Capital share transactions (See Note 12):
Proceeds from sales of shares	6,812,938	22,904,779
Reinvestment of distributions	–	235,366
Cost of shares reacquired	(3,976,841)	(8,205,194)
Net increase in net assets resulting from capital share transactions	2,836,097	14,934,951
Net increase in net assets	549,931	11,387,524
NET ASSETS:
Beginning of period	$28,881,630	$17,494,106
End of period	$29,431,561	$28,881,630
Accumulated net investment loss	$(60,320)	$(1,069)

10	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2016(c)	$22.28	$(0.04)	$(1.84)	$(1.88)	$–	$20.40
12/31/2015	24.46	(0.14)	(1.86)	(2.00)	(0.18)	22.28
12/31/2014	23.74	(0.16)	1.03	0.87	(0.15)	24.46
12/31/2013	16.43	(0.16)	9.44	9.28	(1.97)	23.74
12/31/2012	15.68	(0.08)	1.98	1.90	(1.15)	16.43
12/31/2011	18.04	(0.14)	(0.25)	(0.39)	(1.97)	15.68

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment loss (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
(8.40	)(d)	0.45	(d)	0.78	(d)	(0.22	)(d)	$29,432	107.16	(d)
(8.21)		0.90		1.56		(0.56)		28,882	196.74
3.71		0.90		2.02		(0.68)		17,494	235.07
56.68		0.90		6.47		(0.72)		4,294	245.36
12.11		0.90		26.16		(0.48)		327	176.45
(2.14)		0.90		29.97		(0.76)		235	173.40

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

14

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

15

Notes to Financial Statements (unaudited)(continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended June 30, 2016, the effective management fee, net of waivers, was at an annualized rate of .09% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Board.

16

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and the fiscal year ended December 31, 2015 was as follows:

	Six Months Ended 6/30/2016 (unaudited)	Year Ended 12/31/2015
Distributions paid from:
Ordinary income	$–	$187,754
Net long-term capital gains	–	47,612
Total distributions paid	$–	$235,366

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$27,915,664
Gross unrealized gain	2,050,456
Gross unrealized loss	(875,488)
Net unrealized security gain	$1,174,968

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

17

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

Purchases	Sales
$31,404,640	$28,821,355

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2016.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$256,772	$–	$256,772
Total	$256,772	$–	$256,772

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$256,772	$–	$–	$(256,772)	$–
Total	$256,772	$–	$–	$(256,772)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2016.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’

18

Notes to Financial Statements (unaudited)(continued)

fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

19

Notes to Financial Statements (unaudited)(concluded)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015
Shares sold	349,325	905,924
Reinvestment of distributions	–	10,541
Shares reacquired	(202,854)	(335,235)
Increase	146,471	581,230

13.	SUBSEQUENT EVENT

On July 26, 2016, the Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

20

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

21

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		SFDG-PORT-3
	Developing Growth Portfolio	(08/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Fundamental Equity Portfolio

For the six-month period ended June 30, 2016

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Fundamental Equity Portfolio

Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†

			1/1/16 –
	1/1/16	6/30/16	6/30/16
Class VC
Actual	$1,000.00	$1,044.80	$5.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Consumer Discretionary	5.50%
Consumer Staples	7.19%
Energy	14.42%
Financials	22.25%
Health Care	13.96%
Industrials	11.75%
Information Technology	10.29%
Materials	3.29%
Telecommunication Services	4.55%
Utilities	6.80%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.31%

Aerospace & Defense 4.01%
General Dynamics Corp.	63,149	$8,793
TransDigm Group, Inc.*	22,043	5,812
Total		14,605

Banks 9.76%
Citizens Financial
Group, Inc.	415,233	8,296
East West Bancorp, Inc.	225,942	7,723
First Republic Bank	15,463	1,082
JPMorgan Chase & Co.	202,021	12,554
Signature Bank*	13,923	1,739
Webster Financial Corp.	123,096	4,179
Total		35,573

Beverages 2.13%
PepsiCo, Inc.	73,100	7,744

Biotechnology 0.74%
Celgene Corp.*	27,469	2,709

Capital Markets 2.37%
Invesco Ltd.	145,514	3,717
TD Ameritrade Holding Corp.	173,393	4,937
Total		8,654

Chemicals 3.23%
Dow Chemical Co. (The)	169,350	8,418
LyondellBasell Industries NV Class A	45,269	3,369
Total		11,787

Communications Equipment 2.03%
Cisco Systems, Inc.	258,000	7,402

Consumer Finance 1.56%
Discover Financial Services	106,040	5,683

Diversified Telecommunication Services 4.47%
AT&T, Inc.	330,869	14,297
Verizon Communications, Inc.	35,700	1,993
Total		16,290
		Fair
		Value
Investments	Shares	(000)
Electric: Utilities 4.79%
Duke Energy Corp.	90,095	$7,729
NextEra Energy, Inc.	74,602	9,728
Total		17,457

Energy Equipment & Services 3.60%
Halliburton Co.	167,808	7,600
Schlumberger Ltd.	69,700	5,512
Total		13,112

Food & Staples Retailing 1.10%
CVS Health Corp.	42,002	4,021

Food Products 3.07%
Mondelez International, Inc. Class A	246,013	11,196

Health Care Providers & Services 2.29%
HCA Holdings, Inc.*	21,127	1,627
UnitedHealth Group, Inc.	47,507	6,708
Total		8,335

Hotels, Restaurants & Leisure 1.58%
Yum! Brands, Inc.	69,211	5,739

Household Durables 1.13%
Lennar Corp. Class A	89,621	4,132

Household Products 0.77%
Colgate-Palmolive Co.	38,300	2,804

Industrial Conglomerates 3.09%
General Electric Co.	357,700	11,261

Information Technology Services 1.54%
Fidelity National Information Services, Inc.	75,996	5,599

Insurance 5.19%
Chubb Ltd. (Switzerland)(a)	90,000	11,764
Hartford Financial Services Group, Inc. (The)	161,063	7,148
Total		18,912

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

		Fair
		Value
Investments	Shares	(000)
Life Sciences Tools & Services 1.23%
Thermo Fisher Scientific, Inc.	30,291	$4,476

Machinery 3.15%
Caterpillar, Inc.	45,303	3,434
Dover Corp.	65,875	4,567
ITT, Inc.	108,788	3,479
Total		11,480

Media 2.19%
Time Warner, Inc.	108,759	7,998

Multi-Line Retail 0.51%
Target Corp.	26,600	1,857

Multi-Utilities 1.89%
Sempra Energy	60,546	6,904

Oil, Gas & Consumable Fuels 10.58%
Devon Energy Corp.	99,200	3,596
EOG Resources, Inc.	120,797	10,077
Exxon Mobil Corp.	154,827	14,513
Occidental Petroleum Corp.	137,500	10,390
Total		38,576

Pharmaceuticals 9.46%
Allergan plc*	11,930	2,757
Johnson & Johnson	143,000	17,346
Pfizer, Inc.	408,600	14,387
Total		34,490

Real Estate Investment Trusts 2.99%
Boston Properties, Inc.	28,780	3,796
Simon Property Group, Inc.	9,300	2,017
Vornado Realty Trust	50,800	5,086
Total		10,899

Road & Rail 1.31%
CSX Corp.	182,752	4,766
		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 3.97%
Intel Corp.	56,822	$1,864
Microchip Technology, Inc.	94,004	4,771
QUALCOMM, Inc.	146,368	7,841
Total		14,476

Software 1.00%
Microsoft Corp.	71,364	3,652

Technology Hardware & Equipment 0.25%
Broadcom Ltd. (Singapore)(a)	5,799	901

Technology Hardware, Storage & Peripherals 1.33%
Hewlett Packard Enterprise Co.	266,022	4,860
Total Investments in Common Stock 98.31% (cost $344,254,450)		358,350
Other Assets in Excess of Liabilities 1.69%		6,157
Net Assets 100.00%		$364,507

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$358,350	$—	$—	$358,350
Total	$358,350	$—	$—	$358,350

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $344,254,450)	$358,350,484
Receivables:
Investment securities sold	12,908,822
Dividends	591,923
From advisor (See Note 3)	10,880
Capital shares sold	7,306
Prepaid expenses	2
Total assets	371,869,417
LIABILITIES:
Payables:
To bank	6,659,484
Management fee	232,625
Capital shares reacquired	126,855
Directors’ fees	43,058
Fund administration	12,407
Accrued expenses	287,636
Total liabilities	7,362,065
NET ASSETS	$364,507,352
COMPOSITION OF NET ASSETS:
Paid-in capital	$356,317,600
Undistributed net investment income	2,109,818
Accumulated net realized loss on investments	(8,016,100)
Net unrealized appreciation on investments	14,096,034
Net Assets	$364,507,352
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	21,433,290
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$17.01

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Dividends (net of foreign withholding taxes of $9,667)	$3,815,341
Interest	1,451
Total investment income	3,816,792
Expenses:
Management fee	1,084,314
Non 12b-1 service fees	362,156
Shareholder servicing	161,619
Professional	22,807
Reports to shareholders	22,702
Fund administration	57,830
Custody	8,935
Directors’ fees	3,596
Other	11,355
Gross expenses	1,735,314
Expense reductions (See Note 7)	(522)
Fees waived and expenses reimbursed (See Note 3)	(72,177)
Net expenses	1,662,615
Net investment income	2,154,177
Net realized and unrealized gain (loss):
Net realized loss on investments	(5,912,502)
Net change in unrealized appreciation/depreciation on investments	16,203,192
Net realized and unrealized gain	10,290,690
Net Increase in Net Assets Resulting From Operations	$12,444,867

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2016	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2015
Operations:
Net investment income	$2,154,177	$3,167,545
Net realized gain (loss) on investments	(5,912,502)	15,821,072
Net change in unrealized appreciation/depreciation on investments	16,203,192	(35,286,125)
Net increase (decrease) in net assets resulting from operations	12,444,867	(16,297,508)
Distributions to shareholders from:
Net investment income	–	(3,161,652)
Net realized gain	–	(24,501,799)
Total distributions to shareholders	–	(27,663,451)
Capital share transactions (See Note 11):
Proceeds from sales of shares	227,670,117	193,716,593
Reinvestment of distributions	–	27,663,450
Cost of shares reacquired	(136,614,004)	(359,272,647)
Net increase (decrease) in net assets resulting from capital share transactions	91,056,113	(137,892,604)
Net increase (decrease) in net assets	103,500,980	(181,853,563)
NET ASSETS:
Beginning of period	$261,006,372	$442,859,935
End of period	$364,507,352	$261,006,372
Undistributed (distributions in excess of) net investment income	$2,109,818	$(44,359)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2016(c)	$16.28	$0.12	$0.61	$0.73	$–	$–	$–
12/31/2015	18.61	0.16	(0.79)	(0.63)	(0.21)	(1.49)	(1.70)
12/31/2014	21.03	0.09	1.43	1.52	(0.10)	(3.84)	(3.94)
12/31/2013	17.61	0.05	6.18	6.23	(0.05)	(2.76)	(2.81)
12/31/2012	16.26	0.10	1.63	1.73	(0.10)	(0.28)	(0.38)
12/31/2011	17.66	0.04	(0.84)	(0.80)	(0.03)	(0.57)	(0.60)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$17.01	4.48 (d)	0.57	(d)	0.60	(d)	0.74	(d)	$364,507	81.93	(d)
16.28	(3.44)	1.15		1.21		0.90		261,006	135.25
18.61	7.14	1.15		1.19		0.43		442,860	131.55
21.03	35.76	1.15		1.18		0.26		465,208	86.75
17.61	10.58	1.15		1.19		0.60		314,022	78.16
16.26	(4.49)	1.15		1.20		0.25		246,471	55.92

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

12

Notes to Financial Statements (unaudited)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

13

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2016, the effective management fee, net of waivers, was at an annualized rate of .70% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

14

Notes to Financial Statements (unaudited)(continued)

During the six months ended June 30, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and fiscal year ended December 31, 2015 was as follows:

	Six Months Ended 6/30/2016 (unaudited)	Year Ended 12/31/2015
Distributions paid from:
Ordinary income	$–	$5,438,690
Net long-term capital gains	–	22,224,761
Total distributions paid	$–	$27,663,451

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$347,798,199
Gross unrealized gain	16,645,548
Gross unrealized loss	(6,093,263)
Net unrealized security gain	$10,552,285

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

Purchases	Sales
$328,169,634	$235,850,198

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2016.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and

16

Notes to Financial Statements (unaudited)(concluded)

economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
Shares sold	14,065,734	10,986,185
Reinvestment of distributions	–	1,644,621
Shares reacquired	(8,668,110)	(20,394,034)
Increase (decrease)	5,397,624	(7,763,228)

12.	SUBSEQUENT EVENT

On July 26, 2016, the Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc. Fundamental Equity Portfolio

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		SFFE-PORT-3 (08/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Growth and Income Portfolio

For the six-month period ended June 30, 2016

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth and Income Portfolio Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/16	6/30/16	1/1/16 - 6/30/16
Class VC
Actual	$1,000.00	$1,048.70	$4.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$4.67

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Consumer Discretionary	4.85%
Consumer Staples	7.53%
Energy	13.26%
Financials	22.62%
Health Care	13.74%
Industrials	11.78%
Information Technology	11.13%
Materials	2.89%
Telecommunication Services	3.60%
Utilities	5.46%
Repurchase Agreement	3.14%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 97.96%

Aerospace & Defense 4.06%
General Dynamics Corp.	116,477	$16,218
TransDigm Group, Inc.*	46,600	12,288
Total		28,506

Banks 11.34%
Citizens Financial Group, Inc.	807,392	16,132
East West Bancorp, Inc.	450,043	15,383
First Republic Bank	44,913	3,143
JPMorgan Chase & Co.	491,565	30,546
Signature Bank*	53,099	6,633
Webster Financial Corp.	229,844	7,803
Total		79,640

Beverages 2.08%
PepsiCo, Inc.	137,900	14,609

Biotechnology 1.00%
Celgene Corp.*	71,257	7,028

Capital Markets 2.28%
Invesco Ltd.	253,861	6,484
TD Ameritrade Holding Corp.	333,916	9,508
Total		15,992

Chemicals 2.92%
Dow Chemical Co. (The)	313,331	15,576
LyondellBasell Industries NV
Class A	66,308	4,934
Total		20,510

Communications Equipment 2.05%
Cisco Systems, Inc.	502,720	14,423

Consumer Finance 1.60%
Discover Financial Services	209,673	11,236

Diversified Telecommunication Services 3.64%
AT&T, Inc.	502,448	21,711
Verizon Communications, Inc.	69,700	3,892
Total		25,603
		Fair
		Value
Investments	Shares	(000)
Electric: Utilities 3.77%
Duke Energy Corp.	120,999	$10,380
NextEra Energy, Inc.	123,371	16,088
Total		26,468

Energy Equipment & Services 3.66%
Halliburton Co.	281,255	12,738
Schlumberger Ltd.	164,500	13,009
Total		25,747

Food & Staples Retailing 1.16%
CVS Health Corp.	85,347	8,171

Food Products 3.28%
Mondelez International, Inc. Class A	507,041	23,075

Health Care Providers & Services 2.74%
HCA Holdings, Inc.*	44,219	3,405
UnitedHealth Group, Inc.	112,159	15,837
Total		19,242

Hotels, Restaurants & Leisure 1.52%
Yum! Brands, Inc.	129,133	10,708

Household Durables 1.14%
Lennar Corp. Class A	174,355	8,038

Household Products 1.09%
Colgate-Palmolive Co.	104,200	7,627

Industrial Conglomerates 3.63%
General Electric Co.	810,933	25,528

Information Technology Services 1.51%
Fidelity National Information Services, Inc.	144,033	10,612

Insurance 5.09%
Chubb Ltd. (Switzerland)(a)	179,156	23,417
Hartford Financial Services Group, Inc. (The)	277,997	12,338
Total		35,755

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

		Fair
		Value
Investments	Shares	(000)
Life Sciences Tools & Services 1.49%
Thermo Fisher Scientific, Inc.	70,670	$10,442

Machinery 3.05%
Caterpillar, Inc.	75,967	5,759
Dover Corp.	128,265	8,891
ITT, Inc.	211,593	6,767
Total		21,417

Media 1.72%
Time Warner, Inc.	163,856	12,050

Multi-Line Retail 0.52%
Target Corp.	52,399	3,659

Multi-Utilities 1.76%
Sempra Energy	108,284	12,347

Oil, Gas & Consumable Fuels 9.74%
Devon Energy Corp.	200,900	7,283
EOG Resources, Inc.	230,568	19,234
Exxon Mobil Corp.	255,100	23,913
Occidental Petroleum Corp.	238,300	18,006
Total		68,436

Pharmaceuticals 8.68%
Allergan plc*	14,799	3,420
Johnson & Johnson	247,073	29,970
Pfizer, Inc.	782,800	27,562
Total		60,952

Real Estate Investment Trusts 2.58%
Simon Property Group, Inc.	29,500	6,399
Vornado Realty Trust	116,900	11,704
Total		18,103

Road & Rail 1.17%
CSX Corp.	316,445	8,253
		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 4.70%
Broadcom Ltd. (Singapore)(a)	43,902	$6,822
Intel Corp.	115,514	3,789
Microchip Technology, Inc.	182,673	9,273
QUALCOMM, Inc.	245,294	13,140
Total		33,024

Software 1.51%
Microsoft Corp.	207,443	10,615

Technology Hardware, Storage & Peripheral 1.48%
Hewlett Packard Enterprise Co.	569,133	10,398
Total Common Stocks (cost $648,235,340)		688,214

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 3.18%

Repurchase Agreement
Repurchase Agreement dated 6/30/2016, 0.03% due 7/1/2016 with Fixed Income Clearing Corp. collateralized by $22,015,000 U.S. Treasury Note at 1.75% due 9/30/2022; value: $22,785,525; proceeds: $22,333,890 (cost $22,333,871)	$22,334	22,334
Total Investments in Securities 101.14% (cost $670,569,211)		710,548
Liabilities in Excess of Other Assets (1.14)%		(8,033)
Net Assets 100.00%		$702,515

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$688,214	$–	$–	$688,214
Repurchase Agreement	–	22,334	–	22,334
Total	$688,214	$22,334	$–	$710,548

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $670,569,211)	$710,548,149
Receivables:
Interest and dividends	1,055,159
Capital shares sold	1,483
Prepaid expenses	787
Total assets	711,605,578
LIABILITIES:
Payables:
Investment securities purchased	3,566,922
Capital shares reacquired	4,325,161
Management fee	291,269
Directors’ fees	201,650
Fund administration	23,302
Accrued expenses	682,122
Total liabilities	9,090,426
NET ASSETS	$702,515,152
COMPOSITION OF NET ASSETS:
Paid-in capital	$672,504,678
Undistributed net investment income	5,452,013
Accumulated net realized loss on investments	(15,420,477)
Net unrealized appreciation on investments	39,978,938
Net Assets	$702,515,152
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	20,797,592
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$33.78

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Dividends (net of foreign withholding taxes of $18,543)	$8,884,307
Interest	1,842
Total investment income	8,886,149
Expenses:
Management fee	1,724,256
Non 12b-1 service fees	861,666
Shareholder servicing	377,359
Fund administration	137,941
Reports to shareholders	53,311
Professional	28,984
Directors’ fees	9,822
Custody	7,424
Other	22,741
Gross expenses	3,223,504
Expense reductions (See Note 8)	(1,245)
Net expenses	3,222,259
Net investment income	5,663,890
Net realized and unrealized gain (loss):
Net realized loss on investments	(13,108,436)
Net change in unrealized appreciation/depreciation on investments	39,828,772
Net realized and unrealized gain	26,720,336
Net Increase in Net Assets Resulting From Operations	$32,384,226

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2016	For the Year Ended
DECREASE IN NET ASSETS	(unaudited)	December 31, 2015
Operations:
Net investment income	$5,663,890	$9,241,205
Net realized gain (loss) on investments	(13,108,436)	42,515,767
Net change in unrealized appreciation/depreciation on investments	39,828,772	(73,693,173)
Net increase (decrease) in net assets resulting from operations	32,384,226	(21,936,201)
Distributions to shareholders from:
Net investment income	–	(9,227,497)
Net realized gain	–	(39,500,983)
Total distributions to shareholders	–	(48,728,480)
Capital share transactions (See Note 12):
Proceeds from sales of shares	9,978,744	26,361,103
Reinvestment of distributions	–	48,728,480
Cost of shares reacquired	(64,145,617)	(162,506,468)
Net decrease in net assets resulting from capital share transactions	(54,166,873)	(87,416,885)
Net decrease in net assets	(21,782,647)	(158,081,566)
NET ASSETS:
Beginning of period	$724,297,799	$882,379,365
End of period	$702,515,152	$724,297,799
Undistributed (distributions in excess of) net investment income	$5,452,013	$(211,877)

See Notes to Financial Statements.	9

Financial Highlights

`

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
	Net asset value, beginning of year	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2016(c)	$32.21	$0.26	$1.31	$1.57	$–	$–	$–
12/31/2015	35.54	0.40	(1.43)	(1.03)	(0.44)	(1.86)	(2.30)
12/31/2014	33.24	0.22	2.33	2.55	(0.25)	–	(0.25)
12/31/2013	24.59	0.16	8.66	8.82	(0.17)	–	(0.17)
12/31/2012	22.15	0.22	2.46	2.68	(0.24)	–	(0.24)
12/31/2011	23.77	0.16	(1.61)	(1.45)	(0.17)	–	(0.17)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:		Supplemental Data:

Net				Net
asset			Net	assets,	Portfolio
value,	Total	Total	investment	end of	turnover
end of	return(b)	expenses	income	period	rate
year	(%)	(%)	(%)	(000)	(%)

$33.78	4.87 (d)	$ 0.47 (d)	$ 0.82 (d)	$702,515	64.05 (d)
32.21	(2.86)	0.94	1.15	724,298	105.13
35.54	7.65	0.93	0.65	882,379	121.75
33.24	35.90	0.92	0.54	1,011,786	87.90
24.59	12.09	0.91	0.94	964,703	72.59
22.15	(6.08)	0.92	0.70	993,595	70.69

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund’s Variable Contract class shares (“Class VC Shares”), are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

13

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2016, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The

14

Notes to Financial Statements (unaudited)(continued)

Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and fiscal year ended December 31, 2015 was as follows:

	Six Months Ended	Year Ended
	6/30/2016	12/31/2015
Distributions paid from:
Ordinary income	$–	$9,226,920
Net long-term capital gains	–	39,501,560
Total distributions paid	$–	$48,728,480

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$675,025,196
Gross unrealized gain	46,821,726
Gross unrealized loss	(11,298,773)
Net unrealized security gain	$35,522,953

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

Purchases	Sales
$440,437,220	$500,496,382

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2016.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The

15

Notes to Financial Statements (unaudited)(continued)

following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$22,333,871	$–	$22,333,871
Total	$22,333,871	$–	$22,333,871

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$22,333,871	$–	$–	$(22,333,871)	$–
Total	$22,333,871	$–	$–	$(22,333,871)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2016.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the

16

Notes to Financial Statements (unaudited)(concluded)

lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investments in multinational companies, foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Six Months Ended		Year Ended
	June 30, 2016	December 31,
	(unaudited )	2015
Shares sold	308,555	762,180
Reinvestment of distributions	–	1,522,289
Shares reacquired	(1,996,799)	(4,628,201)
Decrease	(1,688,244)	(2,343,732)

13.	SUBSEQUENT EVENT

On July 26, 2016, the Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Growth and Income Portfolio	LASFGI-3 (08/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Growth Opportunities Portfolio

For the six-month period ended June 30, 2016

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth Opportunities Portfolio Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
	1/1/16	6/30/16	1/1/16 – 6/30/16
Class VC*
Actual	$1,000.00	$1,005.10	$5.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.82

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.10%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

Hypothetical
(5% Return
Actual	Before Expenses)
$5.48	$5.52

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Consumer Discretionary	21.30%
Consumer Staples	8.93%
Financials	9.58%
Health Care	19.44%
Industrials	14.49%
Information Technology	20.31%
Materials	5.43%
Utilities	0.52%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2016

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 100.40%

Aerospace & Defense 0.75%
TransDigm Group, Inc.*	3,405	$898

Beverages 2.67%
Brown-Forman Corp. Class B	7,002	699
Dr. Pepper Snapple Group, Inc.	12,976	1,254
Monster Beverage Corp.*	7,862	1,263
Total		3,216

Biotechnology 2.21%
BioMarin Pharmaceutical, Inc.*	11,041	859
Incyte Corp., Ltd.*	10,096	807
Medivation, Inc.*	16,478	994
Total		2,660

Building Products 3.55%
A.O. Smith Corp.	12,355	1,089
Allegion PLC (Ireland)(a)	15,026	1,043
Fortune Brands Home & Security, Inc.	24,772	1,436
Lennox International, Inc.	4,956	707
Total		4,275

Chemicals 2.43%
International Flavors & Fragrances, Inc.	11,388	1,436
RPM International, Inc.	29,738	1,485
Total		2,921

Commercial Services & Supplies 1.56%
Stericycle, Inc.*	12,188	1,269
Waste Connections, Inc. (Canada)*(a)	8,415	606
Total		1,875

Construction Materials 1.65%
Vulcan Materials Co.	16,534	1,990
		Fair
		Value
Investments	Shares	(000)
Containers & Packaging 1.37%
Ball Corp.	16,753	$1,211
Owens-Illinois, Inc.*	24,521	442
Total		1,653

Distributors 1.20%
LKQ Corp.*	45,559	1,444

Diversified Financial Services 5.14%
CBOE Holdings, Inc.	25,775	1,717
Intercontinental Exchange, Inc.	2,520	645
Moody’s Corp.	20,090	1,883
MSCI, Inc.	25,163	1,940
Total		6,185

Electrical Equipment 1.02%
Rockwell Automation, Inc.	10,694	1,228

Food Products 5.43%
Hershey Co. (The)	7,777	883
Kellogg Co.	15,682	1,280
McCormick & Co., Inc.	18,129	1,934
Mead Johnson Nutrition Co.	10,211	927
WhiteWave Foods Co. (The)*	32,084	1,506
Total		6,530

Health Care Equipment & Supplies 9.26%
Align Technology, Inc.*	15,341	1,236
C.R. Bard, Inc.	5,805	1,365
Cooper Cos., Inc. (The)	11,039	1,894
DENTSPLY SIRONA, Inc.	24,111	1,496
DexCom, Inc.*	10,595	841
IDEXX Laboratories, Inc.*	16,996	1,578
Intuitive Surgical, Inc.*	2,622	1,734
NuVasive, Inc.*	16,685	996
Total		11,140

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

		Fair
		Value
Investments	Shares	(000)
Health Care Providers & Services 3.82%
Acadia Healthcare Co., Inc.*	9,967	$552
Centene Corp.*	23,363	1,668
Diplomat Pharmacy, Inc.*	16,430	575
Henry Schein, Inc.*	6,393	1,130
Universal Health Services, Inc. Class B	5,058	678
Total		4,603

Hotels, Restaurants & Leisure 3.74%
Chipotle Mexican Grill, Inc.*	1,959	789
Norwegian Cruise Line Holdings Ltd.*	30,096	1,199
Panera Bread Co. Class A*	5,328	1,129
Vail Resorts, Inc.	9,970	1,378
Total		4,495

Household Durables 0.86%
Mohawk Industries, Inc.*	5,440	1,032

Household Products 0.87%
Church & Dwight Co., Inc.	10,198	1,049

Industrial Conglomerates 1.15%
Roper Technologies, Inc.	8,085	1,379

Information Technology Services 4.58%
Fiserv, Inc.*	16,926	1,840
Genpact Ltd.*	24,009	644
Sabre Corp.	57,175	1,532
Vantiv, Inc. Class A*	26,356	1,492
Total		5,508

Internet & Catalog Retail 0.56%
Expedia, Inc.	6,307	670

Internet Software & Services 2.43%
Akamai Technologies, Inc.*	30,162	1,687
CoStar Group, Inc.*	5,688	1,244
Total		2,931

Leisure Product 1.14%
Hasbro, Inc.	16,392	1,377
		Fair
		Value
Investments	Shares	(000)
Life Sciences Tools & Services 2.46%
Agilent Technologies, Inc.	29,323	$1,301
Mettler-Toledo
International, Inc.*	4,553	1,661
Total		2,962

Machinery 3.30%
IDEX Corp.	15,061	1,237
Ingersoll-Rand plc (Ireland)	9,452	602
Middleby Corp. (The)*	10,479	1,208
Wabtec Corp.	13,106	920
Total		3,967

Multi-Line Retail 4.65%
Dollar General Corp.	32,704	3,074
Dollar Tree, Inc.*	26,717	2,518
Total		5,592

Multi-Utilities 0.52%
CMS Energy Corp.	13,644	626

Pharmaceuticals 1.77%
Zoetis, Inc.	44,765	2,125

Professional Services 1.00%
Nielsen Holdings plc	23,227	1,207

Real Estate Investment Trusts 3.98%
Extra Space Storage, Inc.	16,024	1,483
Federal Realty Investment Trust	7,334	1,214
Healthcare Trust of America, Inc. Class A	33,561	1,085
Ventas, Inc.	13,879	1,011
Total		4,793

Real Estate Management & Development 0.49%
CBRE Group, Inc. Class A*	22,473	595

Road & Rail 0.77%
J.B. Hunt Transport Services, Inc.	11,420	924

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2016

		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 4.22%
Applied Materials, Inc.	63,150	$1,514
Lam Research Corp.	12,437	1,046
Microchip Technology, Inc.	30,267	1,536
Skyworks Solutions, Inc.	15,539	983
Total		5,079

Software 9.16%
Activision Blizzard, Inc.	43,691	1,731
Electronic Arts, Inc.*	30,181	2,287
FireEye, Inc.*	43,009	708
Fortinet, Inc.*	24,229	765
Red Hat, Inc.*	23,580	1,712
ServiceNow, Inc.*	27,493	1,826
Splunk, Inc.*	20,240	1,097
Workday, Inc. Class A*	12,000	896
Total		11,022
		Fair
		Value
Investments	Shares	(000)
Specialty Retail 9.24%
Advance Auto Parts, Inc.	4,811	$778
AutoZone, Inc.*	2,088	1,658
L Brands, Inc.	13,139	882
Michaels Cos, Inc. (The)*	58,278	1,657
O’Reilly Automotive, Inc.*	6,879	1,865
Tractor Supply Co.	23,398	2,133
Ulta Salon, Cosmetics & Fragrance, Inc.*	8,827	2,151
Total		11,124

Trading Companies & Distributors 1.45%
HD Supply Holdings, Inc.*	25,096	874
United Rentals, Inc.*	13,034	874
Total		1,748
Total Investments in Common Stock 100.40% (cost $115,095,970)		120,823
Liabilities in Excess of Other Assets (0.40)%		(478)
Net Assets 100.00%		$120,345

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$120,823	$—	$—	$120,823
Total	$120,823	$—	$—	$120,823

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $115,095,970)	$120,822,991
Receivables:
Investment securities sold	6,413,998
Dividends	51,231
From advisor (See Note 3)	19,635
Capital shares sold	15,159
Total assets	127,323,014
LIABILITIES:
Payables:
To bank	4,649,672
Investment securities purchased	1,958,067
Capital shares reacquired	142,962
Management fee	75,059
Directors’ fees	15,483
Fund administration	3,753
Accrued expenses	132,802
Total liabilities	6,977,798
NET ASSETS	$120,345,216
COMPOSITION OF NET ASSETS:
Paid-in capital	$120,111,938
Accumulated net investment loss	(151,935)
Accumulated net realized loss on investments	(5,341,808)
Net unrealized appreciation on investments	5,727,021
Net Assets	$120,345,216
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	10,075,002
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$11.94

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Dividends	$382,112
Interest	245
Total investment income	382,357
Expenses:
Management fee	356,702
Non 12b-1 service fees	111,715
Shareholder servicing	56,092
Professional	22,265
Fund administration	17,835
Reports to shareholders	11,713
Custody	9,764
Directors’ fees	1,226
Other	4,286
Gross expenses	591,598
Expense reductions (See Note 7)	(155)
Fees waived and expenses reimbursed (See Note 3)	(73,086)
Net expenses	518,357
Net investment loss	(136,000)
Net realized and unrealized gain (loss):
Net realized loss on investments	(4,438,988)
Net change in unrealized appreciation/depreciation on investments	4,152,812
Net realized and unrealized loss	(286,176)
Net Decrease in Net Assets Resulting From Operations	$(422,176)

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2016	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2015
Operations:
Net investment loss	$(136,000)	$(443,994)
Net realized gain (loss) on investments	(4,438,988)	9,932,960
Net change in unrealized appreciation/depreciation on investments	4,152,812	(7,390,033)
Net increase (decrease) in net assets resulting from operations	(422,176)	2,098,933
Distributions to shareholders from:
Net realized gain	–	(9,756,067)
Capital share transactions (See Note 11):
Proceeds from sales of shares	103,368,726	101,073,915
Reinvestment of distributions	–	9,756,067
Cost of shares reacquired	(74,578,311)	(98,429,963)
Net increase in net assets resulting from capital share transactions	28,790,415	12,400,019
Net increase in net assets	28,368,239	4,742,885
NET ASSETS:
Beginning of period	$91,976,977	$87,234,092
End of period	$120,345,216	$91,976,977
Accumulated net investment loss	$(151,935)	$(15,935)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
6/30/2016(c)	$11.88	$(0.02)	$ 0.08	$ 0.06	$ –	$11.94
12/31/2015	12.91	(0.06)	0.41	0.35	(1.38)	11.88
12/31/2014	15.25	(0.04)	0.95	0.91	(3.25)	12.91
12/31/2013	13.19	(0.08)	4.93	4.85	(2.79)	15.25
12/31/2012	12.23	(0.02)	1.75	1.73	(0.77)	13.19
12/31/2011	17.58	(0.07)	(1.64)	(1.71)	(3.64)	12.23

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of Period (000)	Portfolio turnover rate (%)

0.51	(d)	0.58	(d)	0.66	(d)	(0.15	)(d)	$120,345	64.51	(d)
2.72		1.20		1.31		(0.42)		91,977	125.17
6.07		1.20		1.32		(0.28)		87,234	197.85
37.08		1.20		1.31		(0.49)		98,244	120.75
14.10		1.20		1.31		(0.12)		89,376	138.33
(10.05)		1.20		1.28		(0.43)		89,416	116.06

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

Notes to Financial Statements (unaudited)(continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended June 30, 2016, the effective management fee, net of waivers, was at an annualized rate of .63% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets.

Effective May 1, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.10%. This agreement may be terminated only upon the approval

Notes to Financial Statements (unaudited)(continued)

of the Board. Prior to May 1, 2016, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net operating expenses to an annual rate of 1.20%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and the fiscal year ended December 31, 2015 was as follows:

	Six Months Ended 6/30/2016 (unaudited)	Year Ended 12/31/2015
Distributions paid from:
Ordinary income	$–	$2,224,813
Net long-term capital gains	–	7,531,254
Total distributions paid	$–	$9,756,067

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$115,769,499
Gross unrealized gain	7,384,178
Gross unrealized loss	(2,330,686)
Net unrealized security gain	$5,053,492

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

Purchases	Sales
$89,128,574	$59,408,602

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2016.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s

16

Notes to Financial Statements (unaudited)(concluded)

assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
Shares sold	8,913,429	7,558,407
Reinvestment of distributions	–	815,710
Shares reacquired	(6,579,287)	(7,389,904)
Increase	2,334,142	984,213

12.	SUBSEQUENT EVENT

On July 26, 2016, the Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc. Growth Opportunities Portfolio

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LASFGO-3 (08/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—International Core Equity Portfolio

For the six-month period ended June 30, 2016

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

16	Notes to Financial Statements

23	Supplemental Information to Shareholders

Lord Abbett Series Fund — International Core Equity Portfolio
Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — International Core Equity Portfolio for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/16 -
	1/1/16	6/30/16	6/30/16
Class VC
Actual	$1,000.00	$ 939.70	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.37

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Consumer Discretionary	9.40%
Consumer Staples	14.03%
Energy	3.70%
Financials	21.13%
Health Care	12.92%
Industrials	15.49%
Information Technology	4.22%
Materials	7.70%
Telecommunication Services	7.38%
Utilities	3.82%
Repurchase Agreement	0.21%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 97.32%

COMMON STOCKS 97.29%

Australia 5.44%

Beverages 0.10%
Coca-Cola Amatil Ltd.	9,226	$57

Commercial Services & Supplies 0.26%
Downer EDI Ltd.	52,119	150

Construction Materials 0.40%
CSR Ltd.	84,477	232

Diversified Telecommunication Services 0.33%
Vocus Communications Ltd.	30,653	188

Food & Staples Retailing 0.42%
Metcash Ltd.*	166,148	238

Metals & Mining 2.77%
BlueScope Steel Ltd.	32,335	156
Evolution Mining Ltd.	105,657	185
Fortescue Metals Group Ltd.	175,450	469
Newcrest Mining Ltd.*	23,984	416
South32 Ltd.*	307,615	361
		1,587

Real Estate Investment Trusts 1.16%
Mirvac Group	435,362	662
Total Australia		3,114

Belgium 3.22%

Beverages 2.09%
Anheuser-Busch InBev NV	9,049	1,197

Chemicals 0.47%
Solvay SA	2,848	266

Food & Staples Retailing 0.66%
Delhaize Group	3,591	379
Total Belgium		1,842
		U.S. $
		Fair Value
Investments	Shares	(000)
Canada 3.01%

Banks 0.47%
Bank of Montreal	4,200	$267

Electric: Utilities 2.54%
Emera, Inc.	22,200	835
Fortis Inc.	18,400	622
		1,457
Total Canada		1,724

China 0.98%

Internet Software & Services
Tencent Holdings Ltd.	24,600	564

Denmark 1.11%

Banks
Danske Bank A/S	24,079	634

Finland 1.05%

Paper & Forest Products
Stora Enso OYJ R Shares	24,449	197
UPM-Kymmene OYJ	22,113	406
		603

France 11.55%

Aerospace & Defense 1.19%
Thales SA	5,505	457
Zodiac Aerospace	9,649	225
		682

Auto Components 0.66%
Valeo SA	8,469	376

Automobiles 1.65%
Renault SA	12,514	945

Banks 1.29%
BNP Paribas SA	16,850	739

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
France (continued)

Construction & Engineering 1.03%
Vinci SA	8,373	$591

Diversified Telecommunication Services 1.19%
Orange SA	41,998	683

Electrical Equipment 0.92%
Schneider Electric SE	9,000	525

Food Products 1.65%
Danone SA	13,520	946

Information Technology Services 0.53%
Atos SE	3,656	302

Life Sciences Tools & Services 0.39%
Genfit*	8,190	223

Media 0.42%
Publicis Groupe SA	3,615	242

Oil, Gas & Consumable Fuels 0.63%
Total SA	7,556	362
Total France		6,616

Germany 10.07%

Diversified Telecommunication Services 1.21%
Deutsche Telekom AG Registered Shares	40,670	693

Health Care Providers & Services 1.33%
Fresenius Medical Care AG & Co. KGaA	8,744	762

Industrial Conglomerates 1.93%
Siemens AG Registered Shares	10,780	1,106
		U.S. $
		Fair Value
Investments	Shares	(000)
Insurance 1.61%
Allianz SE Registered Shares	4,705	$671
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	1,486	249
		920

Life Sciences Tools & Services 0.40%
MorphoSys AG*	5,444	227

Machinery 0.56%
GEA Group AG	6,774	320

Media 0.36%
ProSiebenSat.1 Media SE	4,727	207

Semiconductors & Semiconductor Equipment 0.49%
Infineon Technologies AG	19,466	282

Software 1.05%
SAP SE	8,013	602

Textiles, Apparel & Luxury Goods 1.13%
adidas AG	4,511	647
Total Germany		5,766

Hong Kong 1.62%

Real Estate Investment Trusts 1.26%
Link REIT	105,000	718

Real Estate Management & Development 0.36%
Wheelock & Co., Ltd.	44,000	207
Total Hong Kong		925

Ireland 2.15%

Biotechnology
Shire plc	19,943	1,233

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
Israel 0.69%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	7,845	$394

Italy 0.80%

Electric: Utilities
Enel SpA	102,756	456

Japan 20.96%

Airlines 1.32%
Japan Airlines Co., Ltd.	23,500	756

Automobiles 1.46%
Fuji Heavy Industries Ltd.	8,600	296
Honda Motor Co., Ltd.	15,700	394
Mazda Motor Corp.	11,200	148
		838

Banks 4.22%
Mitsubishi UFJ Financial Group, Inc.	264,300	1,185
Sumitomo Mitsui Financial Group, Inc.	32,100	927
Sumitomo Mitsui Trust Holdings, Inc.	93,000	302
		2,414

Chemicals 1.37%
Asahi Kasei Corp.	84,215	586
Teijin Ltd.	60,000	199
		785

Construction & Engineering 1.85%
Obayashi Corp.	28,800	306
Shimizu Corp.	48,000	450
Taisei Corp.	37,000	304
		1,060
		U.S. $
		Fair Value
Investments	Shares	(000)
Diversified Financial Services 0.95%
ORIX Corp.	42,000	$543

Diversified Telecommunication Services 1.04%
Nippon Telegraph & Telephone Corp.	12,700	596

Food & Staples Retailing 1.08%
Seven & i Holdings Co., Ltd.	14,800	621

Household Durables 0.50%
Sony Corp.	9,800	289

Insurance 0.44%
Tokio Marine Holdings, Inc.	7,600	253

Machinery 0.48%
FANUC Corp.	1,700	277

Metals & Mining 0.61%
JFE Holdings, Inc.	19,500	254
Nippon Steel & Sumitomo Metal Corp.	4,900	95
		349

Oil, Gas & Consumable Fuels 0.26%
JX Holdings, Inc.	37,500	146

Real Estate Management & Development 0.95%
Daito Trust Construction Co., Ltd.	2,900	471
Nomura Real Estate Holdings, Inc.	4,200	73
		544

Road & Rail 1.18%
Central Japan Railway Co.	3,800	676

Trading Companies & Distributors 0.90%
ITOCHU Corp.	41,900	513

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan (continued)

Wireless Telecommunication Services 2.35%
NTT DOCOMO, Inc.	19,900	$536
SoftBank Group Corp.	14,300	809
		1,345
Total Japan		12,005

Mexico 0.27%

Consumer Finance
Gentera SAB de CV	87,898	156

Netherlands 3.60%

Banks 0.35%
ING Groep NV CVA	19,155	198

Food & Staples Retailing 1.34%
Koninklijke Ahold NV	34,847	769

Industrial Conglomerates 0.29%
Koninklijke Philips NV	6,748	168

Insurance 0.55%
NN Group NV	11,390	314

Oil, Gas & Consumable Fuels 1.07%
Royal Dutch Shell plc B Shares	22,095	610
Total Netherlands		2,059

New Zealand 0.32%

Construction Materials
Fletcher Building Ltd.	29,802	183

Norway 0.12%

Metals & Mining
Norsk Hydro ASA	18,763	69
		U.S. $
		Fair Value
Investments	Shares	(000)
Philippines 0.37%

Diversified Financial Services
Metro Pacific Investments Corp.	1,431,500	$213

Portugal 0.38%

Electric: Utilities
EDP—Energias de Portugal SA	71,476	219

Singapore 1.24%

Real Estate Investment Trusts 0.60%
Ascendas Real Estate Investment Trust	186,800	346

Transportation Infrastructure 0.64%
Hutchison Port Holdings Trust Unit	796,300	364
Total Singapore		710

South Africa 0.39%

Oil, Gas & Consumable Fuels
Sasol Ltd.	8,210	222

South Korea 0.48%

Biotechnology
Celltrion, Inc.*	3,271	275

Spain 1.23%

Oil, Gas & Consumable Fuels
Repsol SA	55,116	706

Sweden 1.64%

Commercial Banks 0.50%
Swedbank AB A Shares	13,647	287

Machinery 0.23%
Volvo AB B Shares	13,180	131

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
Sweden (continued)

Real Estate Management & Development 0.91%
Castellum AB	36,586	$520
Total Sweden		938

Switzerland 3.92%

Beverages 0.25%
Coca-Cola HBC AG*	7,018	142

Insurance 0.71%
Swiss Life Holding AG Registered Shares*	1,145	264
Swiss Re AG	1,656	145
		409

Pharmaceuticals 2.96%
Roche Holding AG	6,425	1,696
Total Switzerland		2,247

Taiwan 1.07%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	121,000	610

United Kingdom 18.12%

Air Freight & Logistics 0.87%
Royal Mail plc	73,986	497

Auto Components 0.97%
GKN plc	153,834	556

Banks 2.14%
HSBC Holdings plc	110,979	688
Lloyds Banking Group plc	744,806	539
		1,227

Diversified Telecommunication Services 1.04%
BT Group plc	108,772	598
		U.S. $
		Fair Value
Investments	Shares	(000)
Insurance 0.41%
Old Mutual plc	86,549	$234

Media 0.52%
RELX plc	16,091	296

Metals & Mining 0.40%
Anglo American plc	23,149	227

Personal Products 1.84%
Unilever NV CVA	22,604	1,051

Pharmaceuticals 4.21%
AstraZeneca plc	24,595	1,470
GlaxoSmithKline plc	43,839	942
		2,412

Tobacco 4.26%
British American Tobacco plc	24,311	1,576
Imperial Brands plc	15,885	862
		2,438

Trading Companies & Distributors 1.46%
Ashtead Group plc	58,754	839
Total United Kingdom		10,375

United States 1.49%

Hotels, Restaurants & Leisure
Carnival plc	19,248	854
Total Common Stocks (cost $56,906,849)		55,712

RIGHTS 0.03%

Spain

Oil, Gas & Consumable Fuels
Repsol SA* (cost $18,113)	55,116	18

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

	Principal	U.S. $
	Amount	Fair Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.20%

Repurchase Agreement
Repurchase Agreement dated 6/30/2016, 0.03% due 7/1/2016 with Fixed Income Clearing Corp. collateralized by $115,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $121,968; proceeds: $115,918 (cost $115,918)	$116	$116
Total Investments in Securities 97.52% (cost $57,040,880)		55,846
Foreign Cash and Other Assets in Excess of Liabilities 2.48%		1,421
Net Assets 100.00%		$57,267

Unit	More than one class of securities traded together.
ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3		Total
Investment Type(2)(3)	(000)	(000)	(000)		(000)
Common Stocks
Australia	$–	$2,926	$188	(4)	$3,114
Belgium	–	1,842	–		1,842
Canada	1,724	–	–		1,724
China	–	564	–		564
Denmark	–	634	–		634
Finland	–	603	–		603
France	–	6,616	–		6,616
Germany	–	5,766	–		5,766
Hong Kong	–	925	–		925
Ireland	–	1,233	–		1,233
Israel	394	–	–		394
Italy	–	456	–		456
Japan	–	12,005	–		12,005
Mexico	156	–	–		156
Netherlands	–	2,059	–		2,059
New Zealand	–	183	–		183
Norway	–	69	–		69
Philippines	–	213	–		213
Portugal	–	219	–		219
Singapore	–	710	–		710
South Africa	–	222	–		222
South Korea	–	275	–		275
Spain	–	706	–		706
Sweden	–	938	–		938
Switzerland	–	2,247	–		2,247
Taiwan	–	610	–		610
United Kingdom	1,051	9,324	–		10,375
United States	–	854	–		854
Right	18	–	–		18
Repurchase Agreement	–	116	–		116
Total	$3,343	$52,315	$188		$55,846

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.
(4)	Security (Vocus Communications Ltd.) valued utilizing third party pricing information without adjustment. Such valuation is based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks
Balance as of January 1, 2016	$–
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	9
Purchases	179
Sales	–
Net transfers in or out of Level 3	–
Balance as of June 30, 2016	$188

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $57,040,880)	$55,845,716
Foreign cash, at value (cost $333,496)	334,179
Receivables:
Investment securities sold	2,297,742
Dividends	187,889
Capital shares sold	109,963
From advisor (See Note 3)	23,578
Total assets	58,799,067
LIABILITIES:
Payables:
Investment securities purchased	1,401,635
Management fee	35,787
Directors’ fees	3,637
Fund administration	1,909
Capital shares reacquired	5
Accrued expenses	89,080
Total liabilities	1,532,053
NET ASSETS	$57,267,014
COMPOSITION OF NET ASSETS:
Paid-in capital	$65,893,338
Undistributed net investment income	1,098,036
Accumulated net realized loss on investments and foreign currency related transactions	(8,524,644)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,199,716)
Net Assets	$57,267,014
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	3,951,183
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.49

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Dividends (net of foreign withholding taxes of $156,823)	$1,372,331
Total investment income	1,372,331
Expenses:
Management fee	214,334
Non 12b-1 service fees	71,323
Shareholder servicing	30,522
Professional	24,469
Custody	23,544
Fund administration	11,431
Reports to shareholders	9,510
Directors’ fees	808
Other	9,748
Gross expenses	395,689
Expense reductions (See Note 8)	(104)
Fees waived and expenses reimbursed (See Note 3)	(146,957)
Net expenses	248,628
Net investment income	1,123,703
Net realized and unrealized loss:
Net realized loss on investments (net of foreign capital gains tax of $1,186)	(3,954,933)
Net realized gain on foreign currency related transactions	60,879
Net change in unrealized appreciation/depreciation on investments	(852,890)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(1,363)
Net realized and unrealized loss	(4,748,307)
Net Decrease in Net Assets Resulting From Operations	$(3,624,604)

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Operations:
Net investment income	$1,123,703	$1,111,868
Net realized loss on investments and foreign currency related transactions	(3,894,054)	(3,769,237)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(854,253)	1,259,624
Net decrease in net assets resulting from operations	(3,624,604)	(1,397,745)
Distributions to shareholders from:
Net investment income	–	(911,329)
Tax return of capital	–	(31,072)
Total distributions to shareholders	–	(942,311)
Capital share transactions (See Note 12):
Proceeds from sales of shares	2,025,228	10,297,052
Reinvestment of distributions	–	942,311
Cost of shares reacquired	(1,358,147)	(1,303,723)
Net increase in net assets resulting from capital share transactions	667,081	9,935,640
Net increase (decrease) in net assets	(2,957,523)	7,595,584
NET ASSETS:
Beginning of period	$60,224,537	$52,628,953
End of period	$57,267,014	$60,224,537
Undistributed (distributions in excess of) net investment income	$1,098,036	$(25,667)

See Notes to Financial Statements.	13

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
6/30/2016(c)	$15.42	$0.29	$(1.22)	$(0.93)	$–	$–	$–
12/31/2015	15.95	0.30	(0.59)	(0.29)	(0.23)	–	(0.01)
12/31/2014	18.38	0.26	(1.99)	(1.73)	(0.18)	(0.52)	–
12/31/2013	15.31	0.22	3.32	3.54	(0.24)	(0.23)	–
12/31/2012	13.48	0.29	1.75	2.04	(0.21)	–	–
12/31/2011	15.72	0.24	(2.36)	(2.12)	(0.12)	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

14	See Notes to Financial Statements.

				Ratios to Average Net Assets:						Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$–	14.49	(6.03	)(d)	0.43	(d)	0.69	(d)	1.96	(d)	$57,267	118.21	(d)
(0.24)	15.42	(1.78)		0.87		1.43		1.84		60,225	59.93
(0.70)	15.95	(9.47)		0.87		1.59		1.49		52,629	57.80
(0.47)	18.38	23.16		0.87		2.02		1.31		31,923	56.36
(0.21)	15.31	15.13		0.87		3.81		2.03		9,945	78.47
(0.12)	13.48	(13.47)		0.87		10.75		1.65		3,376	61.91

See Notes to Financial Statements.	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers International Core Equity Portfolio (the “Fund”).

The Fund’s investment objective is to seek long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

16

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on foreign currency related transactions in the Fund’s Statement of Operations.

17

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

18

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2016, the effective management fee, net of waivers, was at an annualized rate of .24% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any acquired fund fees and expenses, to an annual rate of .87%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and fiscal year ended December 31, 2015 was as follows:

	Six Months Ended 6/30/2016 (unaudited)	Year Ended 12/31/2015
Distributions paid from:
Ordinary income	$–	$ 911,239
Return of capital	–	31,072
Total distributions paid	$–	$ 942,311

19

Notes to Financial Statements (unaudited)(continued)

As of December 31, 2015, the fund had a capital loss carryforward of $2,235,469, which will carry forward indefinitely.

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$57,804,073
Gross unrealized gain	2,141,249
Gross unrealized loss	(4,099,606)
Net unrealized security loss	$(1,958,357)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

Purchases	Sales
$69,199,063	$66,745,580

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2016.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$115,918	$–	$115,918
Total	$115,918	$–	$115,918

20

Notes to Financial Statements (unaudited)(continued)

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$115,918	$–	$–	$(115,918)	$–
Total	$115,918	$–	$–	$(115,918)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2016.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

21

Notes to Financial Statements (unaudited)(concluded)

Large company value stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks.

The Fund is subject to the risks of investing in foreign securities and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015
Shares sold	138,850	624,933
Reinvestment of distributions	–	61,468
Shares reacquired	(92,132)	(81,333)
Increase	46,718	605,068

13.	SUBSEQUENT EVENT

On July 26, 2016, the Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

22

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

23

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		SFICE-3
	International Core Equity Portfolio	(08/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—International Opportunities Portfolio

For the six-month period ended June 30, 2016

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

16	Notes to Financial Statements

24	Supplemental Information to Shareholders

Lord Abbett Series Fund — International Opportunities Portfolio
Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — International Opportunities Portfolio for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/16 -
	1/1/16	6/30/16	6/30/16
Class VC
Actual	$1,000.00	$ 936.70	$5.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.02

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
3.55%
Consumer Discretionary	14.84%
Consumer Staples	8.37%
Energy	3.50%
Financials	19.27%
Health Care	5.65%
Industrials	17.74%
Information Technology	12.71%
Materials	4.09%
Telecommunication Services	1.41%
Utilities	3.36%
Repurchase Agreement	5.51%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 97.83%

COMMON STOCKS 97.83%

Australia 5.37%

Beverages 0.76%
Treasury Wine Estates Ltd.	50,904	$354

Commercial Services & Supplies 1.06%
Spotless Group Holdings Ltd. 577,362		489

Electric: Utilities 1.35%
AusNet Services	506,264	623

Hotels, Restaurants & Leisure 0.87%
Mantra Group Ltd.	153,352	404

Real Estate Investment Trusts 1.33%
Charter Hall Group	161,948	617
Total Australia		2,487

Austria 0.61%

Semiconductors & Semiconductor Equipment
ams AG	10,218	284

Canada 5.60%

Electric: Utilities 1.38%
Emera, Inc.	17,000	640

Metals & Mining 0.68%
HudBay Minerals, Inc.	66,302	317

Oil, Gas & Consumable Fuels 3.07%
Africa Oil Corp.*	133,886	196
Canacol Energy Ltd.*	101,900	343
Vermilion Energy, Inc.	11,300	360
Whitecap Resources, Inc.	68,000	520
		1,419

Paper & Forest Products 0.47%
Interfor Corp.*	25,300	217
Total Canada		2,593
		U.S. $
		Fair Value
Investments	Shares	(000)
Finland 2.84%

Leisure Product 1.51%
Amer Sports OYJ	25,531	$700

Trading Companies & Distributors 1.33%
Cramo OYJ	29,834	615
Total Finland		1,315

France 5.65%

Commercial Services & Supplies 1.77%
Elior Participations SCA+	37,837	821

Health Care Providers & Services 1.18%
Korian SA	16,849	545

Information Technology Services 1.35%
Altran Technologies SA*	47,262	626

Life Sciences Tools & Services 0.31%
Genfit*	5,356	146

Real Estate Management & Development 1.04%
Nexity SA*	9,493	480
Total France		2,618

Germany 3.99%

Internet Software & Services 1.02%
XING AG	2,468	471

Life Sciences Tools & Services 1.75%
Gerresheimer AG	8,041	619
MorphoSys AG*	4,629	193
		812

Machinery 0.49%
Deutz AG	54,520	225

Real Estate Management & Development 0.73%
Patrizia Immobilien AG*	14,121	340
Total Germany		1,848

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
Hong Kong 3.00%

Communications Equipment 0.62%
VTech Holdings Ltd.	27,400	$289

Diversified Telecommunication Services 0.50%
HKBN Ltd.	218,380	230

Household Durables 1.34%
Techtronic Industries Co., Ltd.	148,500	620

Paper & Forest Products 0.54%
Lee & Man Paper Manufacturing Ltd.	334,000	250
Total Hong Kong		1,389

India 1.40%

Information Technology Services 0.22%
Vakrangee Ltd.	37,006	103

Thrifts & Mortgage Finance 1.18%
Dewan Housing Finance Corp., Ltd.	179,490	545
Total India		648

Indonesia 2.43%

Banks 1.41%
Bank Tabungan Negara Persero Tbk PT	4,985,496	651

Consumer Finance 0.32%
PT Clipan Finance Indonesia Tbk*	8,129,400	149

Real Estate Management & Development 0.70%
Pakuwon Jati Tbk PT	3,698,300	172
Summarecon Agung Tbk PT	1,108,300	152
		324
Total Indonesia		1,124

Ireland 4.63%

Beverages 0.48%
C&C Group plc	55,848	222
		U.S. $
		Fair Value
Investments	Shares	(000)
Food Products 0.50%
Greencore Group plc	56,401	$232

Health Care Providers & Services 1.49%
UDG Healthcare plc	86,903	688

Household Durables 1.23%
Cairn Homes plc*	536,278	571

Real Estate Investment Trusts 0.93%
Hibernia REIT plc	289,349	430
Total Ireland		2,143

Israel 1.36%

Chemicals
Frutarom Industries Ltd.	13,646	630

Italy 3.31%

Beverages 1.20%
Davide Campari-Milano SpA	56,214	557

Electrical Equipment 0.62%
Prysmian SpA	13,121	288

Textiles, Apparel & Luxury Goods 1.49%
Brunello Cucinelli SpA	25,831	463
Moncler SpA	14,389	227
		690
Total Italy		1,535

Japan 23.97%

Construction & Engineering 1.09%
SHO-BOND Holdings Co., Ltd.	11,100	504

Containers & Packaging 0.37%
Fuji Seal International, Inc.	4,800	170

Electronic Equipment, Instruments & Components 1.23%
Hitachi High-Technologies Corp.	20,900	572

Food & Staples Retailing 1.52%
Sundrug Co., Ltd.	7,500	704

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan (continued)

Food Products 1.08%
Nichirei Corp.	54,000	$498

Hotels, Restaurants & Leisure 3.08%
HIS Co., Ltd.	14,500	468
Resorttrust, Inc.	18,700	404
St. Marc Holdings Co., Ltd.	18,400	557
		1,429

Household Durables 0.36%
Iida Group Holdings Co., Ltd.	8,100	166

Information Technology Services 3.38%
NS Solutions Corp.	15,600	240
Obic Co., Ltd.	15,600	859
SCSK Corp.	12,400	465
		1,564

Machinery 1.92%
CKD Corp.	56,800	425
Nabtesco Corp.	19,500	465
		890

Pharmaceuticals 1.12%
Sawai Pharmaceutical Co., Ltd.	6,700	519

Professional Services 2.15%
en-japan, Inc.	20,900	388
Tanseisha Co., Ltd.	51,000	378
Temp Holdings Co., Ltd.	13,200	229
		995

Real Estate Investment Trusts 1.56%
GLP J-Reit	408	515
Hulic Reit, Inc.	115	210
		725

Real Estate Management & Development 1.93%
Hulic Co., Ltd.	57,900	610
Takara Leben Co., Ltd.	36,800	282
		892
		U.S. $
		Fair Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 0.63%
Ulvac, Inc.	9,500	$292

Software 1.58%
NSD Co., Ltd.	31,800	507
Trend Micro, Inc.	6,300	225
		732

Wireless Telecommunication Services 0.97%
Okinawa Cellular Telephone Co.	15,200	448
Total Japan		11,100

Luxembourg 2.34%

Machinery 1.07%
Stabilus SA*	10,400	495

Multi-Line Retail 0.53%
B&M European Value Retail SA	72,330	246

Real Estate Management & Development 0.74%
Grand City Properties SA	16,609	342
Total Luxembourg		1,083

Netherlands 2.58%

Air Freight & Logistics 1.51%
PostNL NV*	171,280	699

Hotels, Restaurants & Leisure 0.75%
Basic-Fit NV*+	22,400	347

Machinery 0.32%
Aalberts Industries NV	4,921	147
Total Netherlands		1,193

Philippines 1.37%

Banks 0.22%
Rizal Commercial Banking Corp.	149,040	101

Real Estate Management & Development 1.15%
Filinvest Land, Inc.	12,599,500	534
Total Philippines		635

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
Portugal 0.75%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	123,343	$347

Singapore 0.80%

Real Estate Investment Trusts
Mapletree Industrial Trust	290,300	371

South Korea 1.14%
Semiconductors & Semiconductor Equipment 0.47%
Viatron Technologies, Inc.	10,578	219

Specialty Retail 0.67%
Hotel Shilla Co., Ltd.	5,253	310
Total South Korea		529

Spain 3.42%

Food Products 1.85%
Ebro Foods SA	37,332	859

Real Estate Investment Trusts 0.85%
Merlin Properties Socimi SA	37,265	393

Real Estate Management & Development 0.72%
Hispania Activos Inmobiliarios SOCIMI SA	28,455	333
Total Spain		1,585

Sweden 4.06%

Auto Components 0.53%
Dometic Group AB*+	36,911	244

Commercial Services & Supplies 1.41%
Loomis AB Class B	26,810	656

Consumer Finance 1.07%
Hoist Finance AB+	55,972	494

Food & Staples Retailing 1.05%
Axfood AB	25,296	486
Total Sweden		1,880
		U.S. $
		Fair Value
Investments	Shares	(000)
Switzerland 2.56%

Consumer Finance 1.58%
Cembra Money Bank AG*	10,489	$734

Household Durables 0.98%
Forbo Holding AG Registered Shares	381	452
Total Switzerland		1,186

Taiwan 0.78%

Technology Hardware, Storage & Peripherals
Adlink Technology, Inc.	174,370	362

United Kingdom 9.52%

Beverages 0.22%
Britvic plc	13,163	103

Capital Markets 0.28%
Jupiter Fund Management plc 26,749		131

Chemicals 0.81%
Essentra plc	54,579	375

Communications Equipment 0.59%
Telit Communications plc	83,726	272

Consumer Finance 1.41%
Arrow Global Group plc	246,467	654

Household Durables 1.46%
Countryside Properties plc*+	134,314	399
DFS Furniture plc	100,266	279
		678

Internet & Catalog Retail 0.56%
ASOS PLC*	4,837	258

Machinery 1.45%
Bodycote plc	42,109	291
Concentric AB	33,528	382
		673

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2016

		U.S. $
		Fair Value
Investments	Shares	(000)
United Kingdom (continued)

Oil, Gas & Consumable Fuels 0.56%
Tullow Oil plc*	72,956	$257

Professional Services 0.85%
Exova Group plc	164,187	392

Trading Companies & Distributors 1.33%
Diploma plc	55,460	618
Total United Kingdom		4,411

United States 4.35%

Exchange-Traded Fund 3.68%
VanEck Vectors Junior Gold Miners	39,966	1,703

Semiconductors & Semiconductor Equipment 0.67%
CEVA, Inc.*	11,449	311
Total United States		2,014
Total Common Stocks (cost $43,508,788)		45,310
	Principal	U.S. $
	Amount	Fair Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 5.70%

Repurchase Agreement
Repurchase Agreement dated 6/30/2016, 0.03% due 7/1/2016 with Fixed Income Clearing Corp. collateralized by $2,545,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $2,699,214; proceeds: $2,641,688 (cost $2,641,686)	$2,642	$2,642
Total Investments in Securities 103.53% (cost $46,150,474)		47,952
Liabilities in Excess of Foreign Cash and Other Assets(a) (3.53)%		(1,637)
Net Assets 100.00%		$46,315

*	Non-income producing security.
+	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2016:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Indonesian rupiah	Buy	State Street Bank
		and Trust	7/11/2016	324,965,941	$24,704	$24,639	$(65)

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2		Level 3	Total
Investment Type(2)	(000)	(000)		(000)	(000)
Common Stocks
Australia	$–	$2,487		$–	$2,487
Austria	–	284		–	284
Canada	2,397	196		–	2,593
Finland	–	1,315		–	1,315
France	–	2,618		–	2,618
Germany	–	1,848		–	1,848
Hong Kong	–	1,389		–	1,389
India(4)	103	545		–	648
Indonesia	473	651		–	1.124
Ireland(4)	1,001	1,142		–	2,143
Israel	–	630		–	630
Italy(4)	463	1,072		–	1,535
Japan	–	11,100		–	11,100
Luxembourg(4)	–	1,083		–	1,083
Netherlands	347	846		–	1,193
Philippines	–	653		–	635
Portugal	–	347		–	347
Singapore	–	371		–	371
South Korea	310	219		–	529
Spain	–	1,585		–	1,585
Sweden(4)	–	1,880		–	1,880
Switzerland	–	1,186		–	1,186
Taiwan	–	362		–	362
United Kingdom(4)	1,714	2,697		–	4,411
United States	2,014	–		–	2,014
Repurchase Agreement	–	2,642		–	2,642
Total	$8,822	$39,130		$–	$47,952
Other Financial Instruments
Forward Foreign Currency Exchange Contract
Assets	$–	$–		$–	$–
Liabilities	–	–	(3)	–	–	(3)
Total	$–	$–	(3)	$–	$–	(3)
(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	Less than $1,000.
(4)	The following securities were transferred during the period ended June 30, 2016:

			Transfer	Valuation Method
Security	Country	Level Transfer	Amount	on 6/30/2016*
Vakrangee Ltd.	India	from Level 2 to Level 1	$422,853	Last sale price
C&C Group Plc	Ireland	from Level 1 to Level 2	$561,343	Adjusted Valuation
Brunello Cucinelli Spa	Italy	from Level 2 to Level 1	$534,213	Last sale price
B&M European Value Retail SA	Luxembourg	from Level 1 to Level 2	$392,781	Adjusted Valuation
Dometic Group AB	Sweden	from Level 1 to Level 2	$194,572	Adjusted Valuation
Telit Communications Plc	United Kingdom	from Level 1 to Level 2	$263,521	Adjusted Valuation

* See Note 2(a)

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $46,150,474)	$47,952,064
Foreign cash, at value (cost $147,382)	147,678
Receivables:
Investment securities sold	1,142,932
Interest and dividends	114,406
From advisor (See Note 3)	11,187
Capital shares sold	1,706
Prepaid expenses	8
Total assets	49,369,981
LIABILITIES:
Payables:
Investment securities purchased	2,823,672
Capital shares reacquired	77,438
Management fee	29,841
Directors’ fees	7,437
Fund administration	1,591
Unrealized depreciation on forward foreign currency exchange contracts	65
Accrued expenses	114,830
Total liabilities	3,054,874
NET ASSETS	$46,315,107
COMPOSITION OF NET ASSETS:
Paid-in capital	$47,442,651
Undistributed net investment income	131,443
Accumulated net realized loss on investments and foreign currency related transactions	(3,053,171)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,794,184
Net Assets	$46,315,107
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	6,016,903
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$7.70

10	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Dividends (net of foreign withholding taxes of $73,910)	$697,809
Interest	105
Total investment income	697,914
Expenses:
Management fee	178,055
Non 12b-1 service fees	59,246
Shareholder servicing	36,273
Custody	31,872
Professional	27,498
Reports to shareholders	9,923
Fund administration	9,496
Directors’ fees	677
Other	7,361
Gross expenses	360,401
Expense reductions (See Note 9)	(86)
Fees waived and expenses reimbursed (See Note 3)	(75,328)
Net expenses	284,987
Net investment income	412,927
Net realized and unrealized loss:
Net realized loss on investments	(1,424,207)
Net realized gain on foreign currency related transactions	2,871
Net change in unrealized appreciation/depreciation on investments	(2,512,503)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(5,002)
Net realized and unrealized loss	(3,938,841)
Net Decrease in Net Assets Resulting From Operations	$(3,525,914)

See Notes to Financial Statements.	11

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2016	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2015
Operations:
Net investment income	$412,927	$396,752
Net realized gain (loss) on investments and foreign currency related transactions	(1,421,336)	2,180,525
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,517,505)	2,676,561
Net increase (decrease) in net assets resulting from operations	(3,525,914)	5,253,838
Distributions to shareholders from:
Net investment income	–	(441,845)
Net realized gain	–	(4,088,313)
Total distributions to shareholders	–	(4,530,158)
Capital share transactions (See Note 13):
Proceeds from sales of shares	6,053,057	26,580,824
Reinvestment of distributions	–	4,530,158
Cost of shares reacquired	(10,030,523)	(26,523,881)
Net increase (decrease) in net assets resulting from capital share transactions	(3,977,466)	4,587,101
Net increase (decrease) in net assets	(7,503,380)	5,310,781
NET ASSETS:
Beginning of period	$53,818,487	$48,507,706
End of period	$46,315,107	$53,818,487
Undistributed (distributions in excess of) net investment income	$131,443	$(281,484)

12	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:

				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	oper-	investment	realized	distri-
	of period	income(a)	gain (loss)	ations	income	gain	butions
6/30/2016(c)	$8.22	$0.07	$(0.59)	$(0.52)	$–	$–	$–
12/31/2015	8.07	0.06	0.83	0.89	(0.07)	(0.67)	(0.74)
12/31/2014	10.08	0.09	(0.64)	(0.55)	(0.13)	(1.33)	(1.46)
12/31/2013	8.48	0.09	2.56	2.65	(0.19)	(0.86)	(1.05)
12/31/2012	7.30	0.12	1.37	1.49	(0.17)	(0.14)	(0.31)
12/31/2011	8.76	0.09	(1.47)	(1.38)	(0.08)	–	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:

			Total
			expenses
Net			after
asset			waivers		Net	Net	Portfolio
value,	Total		and/or	Total	investment	assets, end	turnover
end of	return		reimbursements	expenses	income	of period	rate
period	(%)(b)		(%)	(%)	(%)	(000)	(%)
$7.70	(6.33	)(d)	0.60 (d)	0.76 (d)	0.87 (d)	$46,315	41.87 (d)
8.22	11.10		1.20	1.52	0.73	53,818	87.07
8.07	(5.76)		1.20	1.49	0.90	48,508	64.58
10.08	31.70		1.20	1.44	0.93	57,067	89.28
8.48	20.38		1.20	1.42	1.44	49,131	100.44
7.30	(15.72)		1.20	1.51	1.03	42,917	99.73

See Notes to Financial Statements.	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers International Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on foreign currency related transactions in the Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2016, the effective management fee, net of waivers, was at an annualized rate of .43% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and fiscal year ended December 31, 2015 was as follows:

	Six Months Ended
	6/30/2016	Year Ended
	(unaudited)	12/31/2015
Distributions paid from:
Ordinary income	$ –	$1,143,859
Net long-term capital gains	–	3,386,299
Total distributions paid	$ –	$4,530,158

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$46,974,997
Gross unrealized gain	3,911,536
Gross unrealized loss	(2,934,469)
Net unrealized security gain	$977,067

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

Purchases	Sales
$19,794,567	$23,442,147

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2016.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2016 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

As of June 30, 2016, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Foreign
Currency
Liability Derivatives	Contracts
Forward Foreign Currency Exchange Contracts(1)	$65

(1)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2016, were as follows:

Forward
Currency
Contracts
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$(65)
Average Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$24,704

*	Calculated based on notional amounts for the six months ended June 30, 2016.
(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$2,641,686	$ –	$2,641,686
Total	$2,641,686	$ –	$2,641,686

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$2,641,686	$ –	$ –	$(2,641,686)	$ –
Total	$2,641,686	$ –	$ –	$(2,641,686)	$ –

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$65	$ –	$65
Total	$65	$ –	$65

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
State Street Bank and Trust	$65	$ –	$ –	$ –	$65
Total	$65	$ –	$ –	$ –	$65

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2016.
(c)	Net amount represents the amount owed by the Fund by the counterparty as of June 30, 2016.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

Notes to Financial Statements (unaudited)(concluded)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. These include the risks of investing in equity markets in foreign countries, the risk of investing in derivatives, liquidity risk, and the risks from leverage. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries. Investing in small companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other instruments.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015
Shares sold	767,585	3,003,758
Reinvestment of distributions	–	550,391
Shares reacquired	(1,296,246)	(3,020,048)
Increase (decrease)	(528,661)	534,101

14.	SUBSEQUENT EVENT

On July 26, 2016, the Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc. International Opportunities Portfolio

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		SFIO-PORT-3 (08/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Mid Cap Stock Portfolio

For the six-month period ended June 30, 2016

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Mid Cap Stock Portfolio
Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Mid Cap Stock Portfolio for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/16 -
	1/1/16	6/30/16	6/30/16
Class VC
Actual	$1,000.00	$1,055.80	$5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.82

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Consumer Discretionary	9.78%
Consumer Staples	4.73%
Energy	11.55%
Financials	31.08%
Health Care	6.05%
Industrials	6.28%
Information Technology	11.32%
Materials	4.59%
Utilities	12.49%
Repurchase Agreement	2.13%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.37%

Aerospace & Defense 1.46%
Orbital ATK, Inc.	59,254	$5,045

Banks 7.06%
CIT Group, Inc.	108,199	3,453
Citizens Financial Group, Inc.	280,900	5,612
East West Bancorp, Inc.	140,100	4,788
M&T Bank Corp.	64,000	7,567
Webster Financial Corp.	88,420	3,002
Total		24,422

Beverages 1.48%
Molson Coors Brewing Co. Class B	50,756	5,133

Capital Markets 2.24%
Affiliated Managers Group, Inc.*	16,100	2,267
E*TRADE Financial Corp.*	68,800	1,616
Invesco Ltd.	151,800	3,877
Total		7,760

Chemicals 2.63%
Albemarle Corp.	60,482	4,797
Eastman Chemical Co.	56,617	3,844
Ingevity Corp.*	13,066	445
Total		9,086

Communications Equipment 4.33%
Harris Corp.	59,442	4,960
Juniper Networks, Inc.	210,800	4,741
Motorola Solutions, Inc.	80,200	5,291
Total		14,992

Containers & Packaging 0.88%
WestRock Co.	78,400	3,047
Investments	Shares	Fair Value (000)
Electric: Utilities 10.06%
Edison International	140,100	$10,882
Great Plains Energy, Inc.	197,900	6,016
Portland General Electric Co.	186,000	8,206
PPL Corp.	231,800	8,750
Westar Energy, Inc.	17,285	970
Total		34,824

Electrical Equipment 1.51%
Hubbell, Inc.	49,439	5,214

Electronic Equipment, Instruments & Components 1.10%
VeriFone Systems, Inc.*	205,900	3,817

Energy Equipment & Services 2.91%
Patterson-UTI Energy, Inc.	240,912	5,136
Superior Energy Services, Inc.	268,600	4,945
Total		10,081

Food Products 3.32%
Bunge Ltd.	59,017	3,491
Pinnacle Foods, Inc.	97,462	4,511
Snyder’s-Lance, Inc.	102,941	3,489
Total		11,491

Health Care Equipment & Supplies 0.65%
Alere, Inc.*	54,100	2,255

Health Care Providers & Services 2.11%
Cardinal Health, Inc.	45,567	3,554
HealthSouth Corp.	96,774	3,757
Total		7,311

Hotels, Restaurants & Leisure 3.85%
Aramark	124,230	4,152
MGM Resorts International*	230,978	5,227
Wyndham Worldwide Corp.	55,400	3,946
Total		13,325

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Shares	Fair Value (000)
Household Durables 4.80%
Lennar Corp. Class A	76,900	$3,545
Newell Brands, Inc.	143,019	6,946
Whirlpool Corp.	36,700	6,116
Total		16,607

Information Technology Services 3.82%
CSRA, Inc.	254,279	5,958
Fidelity National Information Services, Inc.	98,500	7,257
Total		13,215

Insurance 9.85%
Allied World Assurance Co.
Holdings AG (Switzerland)(a)	110,700	3,890
Allstate Corp. (The)	59,545	4,165
Argo Group International Holdings Ltd.	52,967	2,749
Endurance Specialty Holdings Ltd.	74,200	4,983
Hanover Insurance Group, Inc. (The)	47,438	4,014
Hartford Financial Services Group, Inc. (The)	92,586	4,109
Lincoln National Corp.	49,461	1,918
XL Group plc (Ireland)(a)	248,100	8,264
Total		34,092

Life Sciences Tools & Services 2.30%
Agilent Technologies, Inc.	109,300	4,849
PerkinElmer, Inc.	59,100	3,098
Total		7,947

Machinery 3.42%
Ingersoll-Rand plc (Ireland)(a)	85,200	5,426
ITT, Inc.	93,627	2,994
Kennametal, Inc.	153,909	3,403
Total		11,823

Metals & Mining 1.15%
Steel Dynamics, Inc.	162,700	3,986
Investments	Shares	Fair Value (000)
Multi-Utilities 2.62%
Sempra Energy	79,500	$9,065

Oil, Gas & Consumable Fuels 8.81%
Cimarex Energy Co.	75,569	9,017
Concho Resources, Inc.*	35,346	4,216
EQT Corp.	47,800	3,701
Gulfport Energy Corp.*	80,000	2,501
Marathon Oil Corp.	204,900	3,075
Noble Energy, Inc.	222,744	7,990
Total		30,500

Pharmaceuticals 1.08%
Mallinckrodt plc*	61,505	3,738

Real Estate Investment Trusts 12.40%
Alexandria Real Estate Equities, Inc.	34,806	3,603
Boston Properties, Inc.	48,600	6,411
Brixmor Property Group, Inc.	95,160	2,518
Duke Realty Corp.	239,500	6,385
Healthcare Trust of America, Inc. Class A	193,540	6,259
Highwoods Properties, Inc.	30,025	1,585
Kimco Realty Corp.	211,800	6,646
UDR, Inc.	167,814	6,196
Vornado Realty Trust	33,209	3,325
Total		42,928

Semiconductors & Semiconductor Equipment 2.24%
Microchip Technology, Inc.	45,610	2,315
Micron Technology, Inc.*	64,100	882
NVIDIA Corp.	56,500	2,656
NXP Semiconductors NV (Netherlands)*(a)	24,100	1,888
Total		7,741

Textiles, Apparel & Luxury Goods 1.29%
PVH Corp.	47,200	4,448
Total Common Stocks (cost $323,928,852)		343,893

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.16%

Repurchase Agreement
Repurchase Agreement dated 6/30/2016, 0.03% due 7/1/2016 with Fixed Income Clearing Corp. collateralized by $7,190,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $7,625,678; proceeds: $7,473,623 (cost $7,473,616)	$7,474	$7,474
Total Investments in Securities 101.53% (cost $331,402,468)		351,367
Liabilities in Excess of Cash and Other Assets (1.53)%		(5,309)
Net Assets 100.00%		$346,058

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$343,893	$–	$–	$343,893
Repurchase Agreement	–	7,474	–	7,474
Total	$343,893	$7,474	$–	$351,367

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $331,402,468)	$351,366,851
Cash	36,928
Receivables:
Investment securities sold	5,543,728
Interest and dividends	648,866
Capital shares sold	23,085
Prepaid expenses	362
Total assets	357,619,820
LIABILITIES:
Payables:
Capital shares reacquired	5,886,832
Investment securities purchased	4,696,782
Management fee	218,247
Directors’ fees	102,050
Fund administration	11,640
Accrued expenses	646,044
Total liabilities	11,561,595
NET ASSETS	$346,058,225
COMPOSITION OF NET ASSETS:
Paid-in capital	$313,000,506
Undistributed net investment income	1,480,455
Accumulated net realized gain on investments	11,612,881
Net unrealized appreciation on investments	19,964,383
Net Assets	$346,058,225
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	14,080,369
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$24.58

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Dividends	$3,503,599
Interest	831
Total investment income	3,504,430
Expenses:
Management fee	1,256,732
Non 12b-1 service fees	418,946
Shareholder servicing	121,667
Fund administration	67,026
Professional	27,768
Reports to shareholders	27,903
Custody	5,701
Directors’ fees	4,709
Other	12,090
Gross expenses	1,942,542
Expense reductions (See Note 8)	(607)
Net expenses	1,941,935
Net investment income	1,562,495
Net realized and unrealized gain:
Net realized gain on investments	11,174,880
Net change in unrealized appreciation/depreciation on investments	5,362,912
Net realized and unrealized gain	16,537,792
Net Increase in Net Assets Resulting From Operations	$18,100,287

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Operations:
Net investment income	$1,562,495	$2,184,144
Net realized gain on investments	11,174,880	46,095,610
Net change in unrealized appreciation/depreciation on investments	5,362,912	(61,653,829)
Net increase (decrease) in net assets resulting from operations	18,100,287	(13,374,075)
Distributions to shareholders from:
Net investment income	–	(2,135,083)
Net realized gain	–	(21,990,439)
Total distributions to shareholders	–	(24,125,522)
Capital share transactions (See Note 12):
Proceeds from sales of shares	16,442,695	20,306,034
Reinvestment of distributions	–	24,125,522
Cost of shares reacquired	(36,010,804)	(77,570,107)
Net decrease in net assets resulting from capital share transactions	(19,568,109)	(33,138,551)
Net decrease in net assets	(1,467,822)	(70,638,148)
NET ASSETS:
Beginning of period	$347,526,047	$418,164,195
End of period	$346,058,225	$347,526,047
Undistributed (distributions in excess of) net investment income	$1,480,455	$(82,040)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2016(c)	$23.28	$0.11	$1.19	$1.30	$–	$–	$–
12/31/2015	26.02	0.15	(1.16)	(1.01)	(0.15)	(1.58)	(1.73)
12/31/2014	23.43	0.10	2.60	2.70	(0.11)	–	(0.11)
12/31/2013	18.05	0.10	5.37	5.47	(0.09)	–	(0.09)
12/31/2012	15.86	0.11	2.20	2.31	(0.12)	–	(0.12)
12/31/2011	16.56	0.03	(0.69)	(0.66)	(0.04)	–	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$24.58	5.58 (d)	0.58	(d)	0.46	(d)	$346,058	26.55	(d)
23.28	(3.79)	1.18		0.56		347,526	61.00
26.02	11.53	1.16		0.40		418,164	58.45
23.43	30.32	1.14		0.49		437,155	62.17
18.05	14.55	1.16		0.66		399,199	65.70
15.86	(4.01)	1.17		0.20		414,004	41.69

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

12

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an

13

Notes to Financial Statements (unaudited)(continued)

independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2016, the effective management was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

14

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and the fiscal year ended December 31, 2015 was as follows:

	Six Months Ended
	6/30/2016	Year Ended
	(unaudited)	12/31/2015
Distributions paid from:
Ordinary income	$—	$2,135,083
Net long-term capital gains	—	21,990,439
Total distributions paid	$—	$24,125,522

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$332,183,719
Gross unrealized gain	35,965,851
Gross unrealized loss	(16,782,719)
Net unrealized security gain	$19,183,132

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

Purchases	Sales
$89,109,019	$104,790,270

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2016.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$7,473,616	$–	$7,473,616
Total	$7,473,616	$–	$7,473,616

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$7,473,616	$–	$–	$(7,473,616)	$–
Total	$7,473,616	$–	$–	$(7,473,616)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2016.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in

16

Notes to Financial Statements (unaudited)(continued)

the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

17

Notes to Financial Statements (unaudited)(concluded)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2016 (unaudited )	Year Ended December 31, 2015
Shares sold	703,809	783,314
Reinvestment of distributions	–	1,050,654
Shares reacquired	(1,549,437)	(2,978,195)
Decrease	(845,628)	(1,144,227)

13.	SUBSEQUENT EVENT

On July 26, 2016, the Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LASFMCV-3 (08/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Short Duration Income Portfolio

For the six-month period ended June 30, 2016

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

34	Statement of Assets and Liabilities

35	Statement of Operations

36	Statements of Changes in Net Assets

38	Financial Highlights

40	Notes to Financial Statements

50	Supplemental Information to Shareholders

Lord Abbett Series Fund — Short Duration Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Short Duration Income Portfolio for the period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016, through June 30, 2016).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/16 -
	1/1/16	6/30/16	6/30/16
Class VC
Actual	$1,000.00	$1,027.00	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.02

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Auto	2.72%
Basic Industry	0.60%
Capital Goods	1.24%
Consumer Cyclical	1.80%
Consumer Discretionary	0.96%
Consumer Services	1.91%
Consumer Staples	0.50%
Energy	11.30%
Financial Services	49.92%
Foreign Government	0.02%
Health Care	3.38%
Integrated Oils	1.07%
Materials & Processing	2.84%
Municipal	0.17%
Other	0.18%
Producer Durables	0.37%
Technology	3.99%
Telecommunications	1.44%
Transportation	1.36%
U.S. Government	7.14%
Utilities	2.17%
Repurchase Agreement	4.92%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 92.51%

ASSET-BACKED SECURITIES 14.12%

Automobiles 6.95%
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$19	$19,450
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	8	8,049
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	6	5,608
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	100	102,599
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	100	101,530
BMW Vehicle Owner Trust 2014-A A3	0.97%	11/26/2018	11	11,280
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	33	33,071
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	37	36,642
California Republic Auto Receivables Trust 2014-4 A3	1.27%	1/15/2019	9	8,556
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	6	6,005
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	15	15,218
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	27	26,610
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	11	11,111
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	12	12,603
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	30	30,251
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	58	59,133
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	11	11,024
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	15	15,069
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	21	21,132
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	14	14,023
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	11	11,100
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	10	10,082
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	9	9,158

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	$12		$12,109
CarMax Auto Owner Trust 2013-1 C	1.54%	12/15/2018	5		5,014
Carmax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	3		2,847
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	4		3,695
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	27		27,173
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	4		4,298
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	–	(a)	211
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	18		17,967
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	3		3,008
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	42		42,247
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	11		11,039
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	63		63,566
Drive Auto Receivables Trust 2015-AA D†	4.12%	7/15/2022	60		60,098
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	11		11,024
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	3		3,003
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	5		4,966
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	25		25,321
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	22		22,183
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	58		58,929
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	20		20,095
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	20		20,053
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	41		41,777
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	26		26,227
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	13		13,168
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	8		7,717
Ford Credit Auto Lease Trust 2016-A A3	1.71%	4/15/2019	35		35,315
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	12		12,019
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	11		10,995
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	4		3,631
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%	3/15/2019	43		43,096
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	100		99,737
Nissan Auto Receivables Owner Trust 2014-B A3	1.11%	5/15/2019	50		49,643
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	26		26,198
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	14		14,130

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	$23	$23,276
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	36	36,405
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	11	11,077
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	13	13,212
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	17	17,349
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	27	27,877
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	25	26,032
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	10	10,050
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	34	34,070
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	29	28,839
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	10	9,905
TCF Auto Receivables Owner Trust 2015-2A A2†	1.64%		1/15/2019	9	9,120
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%		9/15/2021	6	5,993
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	4	4,014
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%		8/15/2022	10	10,072
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	25	24,717
Total					1,673,811

Credit Cards 1.14%
BA Credit Card Trust 2016-A1 A	0.835%	#	10/15/2021	48	48,000
Capital One Multi-Asset Execution Trust 2015-A3	0.842%	#	3/15/2023	50	49,612
Capital One Multi-Asset Execution Trust 2016-A1	0.90%	#	2/15/2022	74	74,173
Discover Card Execution Note Trust 2016-A2	0.982%	#	9/15/2021	100	100,473
First National Master Note Trust 2015-1 A	1.212%	#	9/15/2020	3	3,008
Total					275,266

Other 6.03%
Ally Master Owner Trust 2012-5 A	1.54%		9/15/2019	100	100,344
Ally Master Owner Trust 2014-5 A2	1.60%		10/15/2019	17	17,083
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%		11/13/2018	63	63,128
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	11	11,159
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	6	6,070
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	103	103,718
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	15	15,027
GE Dealer Floorplan Master Note Trust 2014-1 A	0.828%	#	7/20/2019	15	14,969
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	100	100,125
Nomura CRE CDO Ltd. 2007-2A A2†	0.934%	#	5/21/2042	96	96,159
Oaktree EIF I Ltd. 2015-A1 A†	2.265%	#	10/18/2027	250	249,432
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.142%	#	4/15/2026	250	249,614

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	$107	$107,102
SLM Private Education Loan Trust 2011-B A1†	1.284%	#	12/16/2024	2	1,596
SLM Private Education Loan Trust 2012-A A1†	1.834%	#	8/15/2025	14	13,993
SLM Private Education Loan Trust 2013-B A1†	1.084%	#	7/15/2022	31	31,367
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	25	25,376
Tryon Park CLO Ltd. 2013-1A A1†	1.742%	#	7/15/2025	250	247,034
Total					1,453,296
Total Asset-Backed Securities (cost $3,385,745)					3,402,373

CONVERTIBLE BONDS 0.07%

Retail
Restoration Hardware Holdings, Inc.†	Zero Coupon		6/15/2019	14	11,392
Restoration Hardware Holdings, Inc.†	Zero Coupon		7/15/2020	6	4,530
Total Convertible Bonds (cost $15,525)					15,922

CORPORATE BONDS 45.75%

Aerospace/Defense 0.34%
BAE Systems plc (United Kingdom)†(b)	3.50%		10/11/2016	5	5,031
Harris Corp.	4.25%		10/1/2016	65	65,398
Litton Industries, Inc.	6.75%		4/15/2018	10	10,902
Total					81,331

Air Transportation 0.04%
Air Canada (Canada)†(b)	8.75%		4/1/2020	5	5,306
Continental Airlines 2012-1 Class B Pass Through Trust	6.25%		4/11/2020	3	3,707
Total					9,013

Auto Parts: Original Equipment 0.12%
BorgWarner, Inc.	5.75%		11/1/2016	8	8,097
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	20	20,100
Total					28,197

Automotive 2.54%
Ford Motor Credit Co. LLC	6.625%		8/15/2017	200	211,163
General Motors Co.	3.50%		10/2/2018	49	50,476
General Motors Financial Co., Inc.	2.40%		4/10/2018	17	17,141
General Motors Financial Co., Inc.	3.00%		9/25/2017	4	4,061
General Motors Financial Co., Inc.	3.10%		1/15/2019	75	76,663

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
General Motors Financial Co., Inc.	3.20%	7/13/2020	$20	$20,280
General Motors Financial Co., Inc.	3.25%	5/15/2018	5	5,106
General Motors Financial Co., Inc.	4.75%	8/15/2017	12	12,385
Hyundai Capital America†	2.40%	10/30/2018	15	15,215
Volkswagen International Finance NV (Netherlands)†(b)	1.60%	11/20/2017	200	199,810
Total				612,300

Banks: Regional 4.64%
Associated Banc-Corp.	2.75%	11/15/2019	5	5,064
Bank of America Corp.	5.625%	7/1/2020	53	59,681
Bank of America Corp.	7.625%	6/1/2019	45	52,119
Bank of America Corp.	7.80%	9/15/2016	125	126,562
Capital One Financial Corp.	5.25%	2/21/2017	5	5,118
CIT Group, Inc.	4.25%	8/15/2017	28	28,588
CIT Group, Inc.†	5.50%	2/15/2019	61	63,974
Citigroup, Inc.	1.80%	2/5/2018	20	20,090
Citigroup, Inc.	2.05%	12/7/2018	13	13,111
Citigroup, Inc.	2.50%	7/29/2019	7	7,136
Citigroup, Inc.	2.65%	10/26/2020	32	32,597
Fifth Third Bancorp	5.45%	1/15/2017	5	5,124
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	8	8,525
Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	15	17,131
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018	100	107,510
Huntington Bancshares, Inc.	2.60%	8/2/2018	41	41,806
Huntington Bancshares, Inc.	3.15%	3/14/2021	10	10,370
Huntington Bancshares, Inc.	7.00%	12/15/2020	13	15,269
JPMorgan Chase & Co.	2.25%	1/23/2020	18	18,257
Lloyds Bank plc (United Kingdom)(b)	9.875%	12/16/2021	125	129,275
Morgan Stanley	2.80%	6/16/2020	11	11,281
National City Corp.	6.875%	5/15/2019	47	53,011
Popular, Inc.	7.00%	7/1/2019	27	26,595
Regions Financial Corp.	2.00%	5/15/2018	27	27,059
Royal Bank of Scotland NV (Netherlands)(b)	4.65%	6/4/2018	2	2,051
Royal Bank of Scotland plc (The) (United Kingdom)(b)	9.50%	3/16/2022	77	80,262
Santander UK Group Holdings plc (United Kingdom)(b)	2.875%	10/16/2020	41	40,765
Santander UK Group Holdings plc (United Kingdom)(b)	3.125%	1/8/2021	7	7,024

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Santander UK plc (United Kingdom)(b)	2.00%		8/24/2018	$4	$4,007
Santander UK plc (United Kingdom)(b)	2.50%		3/14/2019	38	38,403
Santander UK plc (United Kingdom)(b)	3.05%		8/23/2018	15	15,359
SVB Financial Group	5.375%		9/15/2020	5	5,587
Synovus Financial Corp.	7.875%		2/15/2019	35	38,894
Total					1,117,605

Beverages 0.01%
Beam Suntory, Inc.	1.75%		6/15/2018	2	2,015

Building Materials 0.32%
Fortune Brands Home & Security, Inc.	3.00%		6/15/2020	5	5,170
Louisiana-Pacific Corp.	7.50%		6/1/2020	5	5,172
Martin Marietta Materials, Inc.	1.731%	#	6/30/2017	32	31,904
Martin Marietta Materials, Inc.	6.60%		4/15/2018	12	12,931
Owens Corning	9.00%		6/15/2019	3	3,477
Standard Industries, Inc.†	5.125%		2/15/2021	5	5,162
Vulcan Materials Co.	7.50%		6/15/2021	10	12,063
Total					75,879

Business Services 0.47%
APX Group, Inc.	6.375%		12/1/2019	14	13,930
ERAC USA Finance LLC†	6.375%		10/15/2017	7	7,422
NES Rentals Holdings, Inc.†	7.875%		5/1/2018	16	15,280
Verisk Analytics, Inc.	4.875%		1/15/2019	17	18,137
Western Union Co. (The)	2.875%		12/10/2017	25	25,429
Western Union Co. (The)	3.35%		5/22/2019	20	20,506
Western Union Co. (The)	3.65%		8/22/2018	2	2,079
Western Union Co. (The)	5.93%		10/1/2016	10	10,098
Total					112,881

Chemicals 0.62%
Blue Cube Spinco, Inc.†	9.75%		10/15/2023	42	48,825
Cytec Industries, Inc.	8.95%		7/1/2017	50	53,133
Yara International ASA (Norway)†(b)	7.875%		6/11/2019	40	46,407
Total					148,365

Computer Hardware 1.75%
Denali International LLC/Denali Finance Corp.†	5.625%		10/15/2020	142	149,313
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	3.48%		6/1/2019	94	96,361

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%		6/15/2021	$48	$49,459
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%		6/15/2021	12	12,248
Hewlett Packard Enterprise Co.†	2.369%	#	10/5/2017	25	25,269
Hewlett Packard Enterprise Co.†	2.45%		10/5/2017	19	19,252
Hewlett Packard Enterprise Co.†	2.85%		10/5/2018	55	56,354
Leidos Holdings, Inc.	4.45%		12/1/2020	11	11,055
NetApp, Inc.	2.00%		12/15/2017	2	2,010
Total					421,321

Computer Software 0.56%
Activision Blizzard, Inc.†	5.625%		9/15/2021	52	54,535
Aspect Software, Inc.(c)	10.625%		5/15/2017	7	1
Change Healthcare Holdings, Inc.	11.00%		12/31/2019	31	32,984
Dun & Bradstreet Corp. (The)	3.25%		12/1/2017	13	13,096
Fidelity National Information Services, Inc.	2.85%		10/15/2018	32	32,859
Fidelity National Information Services, Inc.	5.00%		3/15/2022	2	2,084
Total					135,559

Containers 0.27%
Coveris Holding Corp.†	10.00%		6/1/2018	26	26,130
Novelis, Inc.	8.75%		12/15/2020	37	38,589
Total					64,719

Drugs 1.99%
Actavis Funding SCS (Luxembourg)(b)	2.35%		3/12/2018	10	10,140
Capsugel SA PIK (Luxembourg)†(b)	7.00%		5/15/2019	21	21,052
Express Scripts, Inc.	7.25%		6/15/2019	3	3,458
Forest Laboratories LLC†	4.375%		2/1/2019	156	164,640
Medco Health Solutions, Inc.	7.125%		3/15/2018	13	14,199
Mylan NV†	2.50%		6/7/2019	10	10,140
Mylan NV†	3.00%		12/15/2018	10	10,244
Mylan NV†	3.15%		6/15/2021	16	16,248
Mylan NV†	3.75%		12/15/2020	25	26,091
Mylan, Inc.	1.35%		11/29/2016	29	28,971
Mylan, Inc.	2.55%		3/28/2019	11	11,142
Mylan, Inc.	2.60%		6/24/2018	88	89,160
NBTY, Inc.†	7.625%		5/15/2021	8	8,030
Zoetis, Inc.	1.875%		2/1/2018	66	66,219
Total					479,734

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.93%
Dayton Power & Light Co. (The)	1.875%	9/15/2016	$125	$125,169
Dominion Resources, Inc.	2.962%	7/1/2019	12	12,225
Dominion Resources, Inc.	4.104%	4/1/2021	33	34,959
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	10	11,516
Emera US Finance LP†	2.15%	6/15/2019	13	13,161
Emera US Finance LP†	2.70%	6/15/2021	16	16,323
Entergy Corp.	4.70%	1/15/2017	40	40,568
Exelon Generation Co. LLC	2.95%	1/15/2020	35	36,033
Exelon Generation Co. LLC	4.00%	10/1/2020	21	22,421
Exelon Generation Co. LLC	5.20%	10/1/2019	1	1,107
Exelon Generation Co. LLC	6.20%	10/1/2017	5	5,285
FirstEnergy Solutions Corp.	6.05%	8/15/2021	2	2,168
ITC Holdings Corp.†	6.05%	1/31/2018	75	79,546
Jersey Central Power & Light Co.	7.35%	2/1/2019	15	16,927
Metropolitan Edison Co.	7.70%	1/15/2019	11	12,426
Pennsylvania Electric Co.	5.20%	4/1/2020	11	11,643
Pennsylvania Electric Co.	6.05%	9/1/2017	4	4,203
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	5	5,573
Progress Energy, Inc.	7.05%	3/15/2019	4	4,568
TECO Finance, Inc.	5.15%	3/15/2020	2	2,224
TECO Finance, Inc.	6.572%	11/1/2017	7	7,434
Total				465,479

Electrical Equipment 0.58%
Freescale Semiconductor, Inc.†	6.00%	1/15/2022	60	63,420
KLA-Tencor Corp.	2.375%	11/1/2017	20	20,177
KLA-Tencor Corp.	3.375%	11/1/2019	46	47,606
Lam Research Corp.	2.80%	6/15/2021	9	9,224
Total				140,427

Electronics 0.45%
FLIR Systems, Inc.	3.75%	9/1/2016	13	13,059
Jabil Circuit, Inc.	7.75%	7/15/2016	72	72,077
Jabil Circuit, Inc.	8.25%	3/15/2018	22	24,117
Total				109,253

Engineering & Contracting Services 0.05%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	13	12,122

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Entertainment 0.57%
CCM Merger, Inc.†	9.125%	5/1/2019	$22		$23,090
DreamWorks Animation SKG, Inc.†	6.875%	8/15/2020	11		11,653
Isle of Capri Casinos, Inc.	8.875%	6/15/2020	20		20,850
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	24		24,064
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	22		22,116
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	20		20,513
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	14		15,330
Total					137,616

Environmental Services 0.09%
Advanced Disposal Services, Inc.	8.25%	10/1/2020	22		22,330

Financial Services 3.86%
Air Lease Corp.	5.625%	4/1/2017	172		175,973
Alliance Data Systems Corp.†	6.375%	4/1/2020	22		22,247
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	32		32,746
Discover Financial Services	6.45%	6/12/2017	68		70,741
E*TRADE Financial Corp.	5.375%	11/15/2022	17		18,020
International Lease Finance Corp.	5.875%	4/1/2019	2		2,138
International Lease Finance Corp.	6.25%	5/15/2019	50		53,687
International Lease Finance Corp.†	7.125%	9/1/2018	36		39,616
Jefferies Group LLC	8.50%	7/15/2019	79		90,345
Lazard Group LLC	4.25%	11/14/2020	59		62,863
Lazard Group LLC	6.85%	6/15/2017	6		6,276
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020	75		83,677
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	18		16,965
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	27		28,046
Navient Corp.	4.875%	6/17/2019	40		38,700
Navient Corp.	5.50%	1/15/2019	32		32,181
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	54		56,430
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	27		28,114
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	70		70,427
Utility Contract Funding LLC†	7.944%	10/1/2016	–	(a)	115
Total					929,307

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.31%
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	$20	$19,875
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021 - 6/1/2021	47	48,880
JBS USA LLC/JBS USA Finance, Inc.†	8.25%	2/1/2020	6	6,240
Total				74,995

Health Care Products 0.58%
Boston Scientific Corp.	6.00%	1/15/2020	50	56,965
Immucor, Inc.	11.125%	8/15/2019	12	10,980
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	13	12,318
Life Technologies Corp.	6.00%	3/1/2020	22	24,848
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	10	10,088
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	25	25,325
Total				140,524

Health Care Services 0.48%
CHS/Community Health Systems, Inc.	7.125%	7/15/2020	37	34,487
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	19	19,950
HealthSouth Corp.	7.75%	9/15/2022	8	8,290
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	38	36,694
Tenet Healthcare Corp.	8.00%	8/1/2020	16	16,420
Total				115,841

Household Equipment/Products 0.11%
Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	25	25,406
Newell Brands, Inc.	6.25%	4/15/2018	2	2,145
Total				27,551

Insurance 0.99%
CNO Financial Group, Inc.	4.50%	5/30/2020	52	54,080
Fidelity National Financial, Inc.	6.60%	5/15/2017	11	11,462
HUB International Ltd.†	9.25%	2/15/2021	5	5,250
Kemper Corp.	6.00%	5/15/2017	23	23,816
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	2	2,012
Lincoln National Corp.	8.75%	7/1/2019	32	37,879
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	47	48,188
Trinity Acquisition plc (United Kingdom)(b)	3.50%	9/15/2021	19	19,718
Willis North America, Inc.	6.20%	3/28/2017	34	35,106
Total				237,511

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.91%
Aviation Capital Group Corp.†	2.875%	9/17/2018	$20	$19,825
Aviation Capital Group Corp.†	3.875%	9/27/2016	6	6,016
Aviation Capital Group Corp.†	4.625%	1/31/2018	17	17,361
Aviation Capital Group Corp.†	7.125%	10/15/2020	77	87,491
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	6/15/2019	7	7,081
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	2	2,038
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	63	64,498
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	4	4,100
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	10	10,191
Total				218,601

Lodging 0.39%
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	57,336
Starwood Hotels & Resorts Worldwide, Inc.	3.125%	2/15/2023	7	7,087
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	5	5,457
Station Casinos LLC	7.50%	3/1/2021	23	24,355
Total				94,235

Machinery: Agricultural 0.06%
Reynolds American, Inc.	3.50%	8/4/2016	2	2,004
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	12	12,040
Total				14,044

Machinery: Industrial/Specialty 0.26%
CNH Industrial Capital LLC	6.25%	11/1/2016	50	50,666
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	12	12,420
Total				63,086

Manufacturing 0.06%
Pentair Finance SA (Luxembourg)(b)	1.875%	9/15/2017	2	1,997
Smith & Wesson Holding Corp.†	5.00%	7/15/2018	5	5,088
Textron, Inc.	5.60%	12/1/2017	7	7,363
Total				14,448

Media 1.41%
Block Communications, Inc.†	7.25%	2/1/2020	12	12,180
Cox Communications, Inc.†	5.875%	12/1/2016	33	33,569
Cox Communications, Inc.†	6.25%	6/1/2018	5	5,372
Cox Communications, Inc.†	9.375%	1/15/2019	45	52,454
Discovery Communications LLC	5.05%	6/1/2020	22	24,283

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
Discovery Communications LLC	5.625%		8/15/2019	$23	$25,368
Mediacom LLC/Mediacom Capital Corp.	7.25%		2/15/2022	15	15,844
Sirius XM Radio, Inc.†	5.25%		8/15/2022	5	5,281
Sky plc (United Kingdom)†(b)	9.50%		11/15/2018	3	3,505
Time Warner Cable, Inc.	8.25%		4/1/2019	10	11,619
Time Warner Cable, Inc.	8.75%		2/14/2019	6	7,010
Univision Communications, Inc.†	8.50%		5/15/2021	33	34,516
Viacom, Inc.	2.20%		4/1/2019	30	30,153
Viacom, Inc.	2.75%		12/15/2019	55	55,843
Viacom, Inc.	3.50%		4/1/2017	10	10,144
Viacom, Inc.	3.875%		12/15/2021	9	9,508
Viacom, Inc.	6.125%		10/5/2017	4	4,218
Total					340,867

Metals & Minerals: Miscellaneous 1.20%
Barrick Gold Corp. (Canada)(b)	6.95%		4/1/2019	2	2,229
Barrick North America Finance LLC	4.40%		5/30/2021	32	34,493
Barrick PD Australia Finance Pty Ltd. (Australia)(b)	4.95%		1/15/2020	2	2,144
BHP Billiton Finance USA Ltd. (Australia)(b)	5.40%		3/29/2017	5	5,153
BHP Billiton Finance USA Ltd. (Australia)(b)	6.50%		4/1/2019	4	4,529
Glencore Finance Canada Ltd. (Canada)†(b)	2.70%		10/25/2017	26	25,911
Glencore Finance Canada Ltd. (Canada)†(b)	3.60%		1/15/2017	4	4,003
Glencore Finance Canada Ltd. (Canada)†(b)	4.95%		11/15/2021	15	15,018
Glencore Funding LLC†	1.988%	#	1/15/2019	71	67,273
Goldcorp, Inc. (Canada)(b)	2.125%		3/15/2018	7	7,013
Goldcorp, Inc. (Canada)(b)	3.625%		6/9/2021	40	41,248
Kinross Gold Corp. (Canada)(b)	3.625%		9/1/2016	37	37,101
New Gold, Inc. (Canada)†(b)	7.00%		4/15/2020	37	37,925
Teck Resources Ltd. (Canada)†(b)	8.00%		6/1/2021	6	6,195
Total					290,235

Natural Gas 0.53%
CenterPoint Energy Resources Corp.	4.50%		1/15/2021	10	10,861
CenterPoint Energy Resources Corp.	6.00%		5/15/2018	5	5,393
CenterPoint Energy, Inc.	5.95%		2/1/2017	50	51,248
Sempra Energy	6.15%		6/15/2018	30	32,644
Sempra Energy	9.80%		2/15/2019	18	21,678
Spire, Inc.	1.376%	#	8/15/2017	5	4,984
Total					126,808

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil 6.23%
Anadarko Holding Co.	7.05%		5/15/2018	$4	$4,288
Anadarko Petroleum Corp.	6.95%		6/15/2019	38	42,138
Anadarko Petroleum Corp.	8.70%		3/15/2019	62	70,749
Bill Barrett Corp.	7.00%		10/15/2022	3	2,175
BP Capital Markets plc (United Kingdom)(b)	1.17%	#	5/10/2019	6	5,955
Canadian Natural Resources Ltd. (Canada)(b)	1.75%		1/15/2018	4	3,966
Canadian Natural Resources Ltd. (Canada)(b)	5.70%		5/15/2017	86	88,491
Canadian Natural Resources Ltd. (Canada)(b)	5.90%		2/1/2018	2	2,114
Carrizo Oil & Gas, Inc.	6.25%		4/15/2023	10	9,675
Carrizo Oil & Gas, Inc.	7.50%		9/15/2020	34	34,595
Cimarex Energy Co.	5.875%		5/1/2022	11	11,525
Clayton Williams Energy, Inc.	7.75%		4/1/2019	3	2,280
CNOOC Finance 2013 Ltd. (Hong Kong)(b)	1.75%		5/9/2018	200	200,239
Concho Resources, Inc.	6.50%		1/15/2022	24	24,690
Concho Resources, Inc.	7.00%		1/15/2021	35	36,138
ConocoPhillips	5.75%		2/1/2019	53	58,344
ConocoPhillips	6.00%		1/15/2020	21	23,904
Continental Resources, Inc.	7.125%		4/1/2021	91	94,071
Continental Resources, Inc.	7.375%		10/1/2020	25	25,875
Delek & Avner Tamar Bond Ltd. (Israel)†(b)	2.803%		12/30/2016	100	100,280
Denbury Resources, Inc.	5.50%		5/1/2022	16	10,880
Devon Energy Corp.	1.193%	#	12/15/2016	34	33,791
Devon Energy Corp.	4.00%		7/15/2021	2	2,026
Devon Energy Corp.	6.30%		1/15/2019	42	45,527
Encana Corp. (Canada)(b)	6.50%		5/15/2019	22	23,375
Eni SpA (Italy)†(b)	4.15%		10/1/2020	100	106,000
EOG Resources, Inc.	5.625%		6/1/2019	6	6,634
Hess Corp.	1.30%		6/15/2017	50	49,677
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%		4/15/2021	52	53,690
Marathon Petroleum Corp.	2.70%		12/14/2018	25	25,576
Marathon Petroleum Corp.	3.40%		12/15/2020	4	4,139
MEG Energy Corp. (Canada)†(b)	6.50%		3/15/2021	21	16,380
MEG Energy Corp. (Canada)†(b)	7.00%		3/31/2024	2	1,550
Memorial Resource Development Corp.	5.875%		7/1/2022	50	50,000
Noble Energy, Inc.	5.625%		5/1/2021	24	25,027
Pioneer Natural Resources Co.	6.65%		3/15/2017	7	7,246
Pioneer Natural Resources Co.	6.875%		5/1/2018	11	11,897
Pioneer Natural Resources Co.	7.50%		1/15/2020	4	4,687

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Precision Drilling Corp. (Canada)(b)	6.625%	11/15/2020	$22	$20,075
Range Resources Corp.	5.75%	6/1/2021	29	28,493
Sanchez Energy Corp.	6.125%	1/15/2023	3	2,333
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	17	17,701
SM Energy Co.	6.125%	11/15/2022	6	5,543
SM Energy Co.	6.50%	11/15/2021	8	7,540
SM Energy Co.	6.50%	1/1/2023	2	1,870
Suncor Energy, Inc. (Canada)(b)	6.10%	6/1/2018	15	16,228
Sunoco, Inc.	5.75%	1/15/2017	2	2,038
Transocean, Inc.	6.00%	3/15/2018	6	6,120
Transocean, Inc.	6.50%	11/15/2020	2	1,787
Valero Energy Corp.	6.125%	6/15/2017	25	26,000
Valero Energy Corp.	9.375%	3/15/2019	38	45,439
Total				1,500,761

Oil: Crude Producers 4.06%
Buckeye Partners LP	6.05%	1/15/2018	7	7,384
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	10	10,037
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	46	47,603
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	15	15,538
DCP Midstream LLC†	9.75%	3/15/2019	31	34,061
Enbridge Energy Partners LP	6.50%	4/15/2018	20	21,219
Enbridge Energy Partners LP	9.875%	3/1/2019	32	36,714
Energy Transfer Partners LP	2.50%	6/15/2018	6	5,975
Energy Transfer Partners LP	9.00%	4/15/2019	64	71,587
Energy Transfer Partners LP	9.70%	3/15/2019	42	47,580
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	13	13,109
Enterprise Products Operating LLC	6.30%	9/15/2017	5	5,284
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	8	8,672
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	29	32,756
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	15	15,192
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.†	7.25%	10/1/2020	144	149,580
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	12	12,038
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	2	2,020
Kinder Morgan, Inc.	7.25%	6/1/2018	23	24,885
Magellan Midstream Partners LP	5.65%	10/15/2016	42	42,497
Magellan Midstream Partners LP	6.55%	7/15/2019	19	21,470

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	$33	$31,598
ONEOK Partners LP	2.00%	10/1/2017	24	23,974
Panhandle Eastern Pipeline Co. LP	6.20%	11/1/2017	6	6,243
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	2	2,288
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	49	50,632
Rockies Express Pipeline LLC†	6.00%	1/15/2019	12	12,270
Rockies Express Pipeline LLC†	6.85%	7/15/2018	7	7,298
Sabine Pass LNG LP	6.50%	11/1/2020	69	72,148
Spectra Energy Capital LLC	6.20%	4/15/2018	2	2,129
Texas Eastern Transmission LP†	6.00%	9/15/2017	14	14,691
TransCanada PipeLines Ltd. (Canada)(b)	1.625%	11/9/2017	1	1,003
TransCanada PipeLines Ltd. (Canada)(b)	1.875%	1/12/2018	4	4,020
TransCanada PipeLines Ltd. (Canada)(b)	6.50%	8/15/2018	1	1,097
TransCanada PipeLines Ltd. (Canada)(b)	7.125%	1/15/2019	25	28,148
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	11	10,647
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	83	85,217
Total				978,604

Oil: Integrated Domestic 1.09%
Cameron International Corp.	1.40%	6/15/2017	4	4,003
FMC Technologies, Inc.	2.00%	10/1/2017	75	74,506
Halliburton Co.	3.25%	11/15/2021	6	6,231
Halliburton Co.	6.15%	9/15/2019	10	11,369
National Oilwell Varco, Inc.	1.35%	12/1/2017	65	64,551
SESI LLC	6.375%	5/1/2019	22	21,285
Weatherford International Ltd.	7.75%	6/15/2021	13	12,708
Weatherford International Ltd.	9.625%	3/1/2019	63	68,972
Total				263,625

Paper & Forest Products 0.05%
Georgia-Pacific LLC†	5.40%	11/1/2020	9	10,203
International Paper Co.	9.375%	5/15/2019	2	2,384
Total				12,587

Real Estate Investment Trusts 3.64%
American Tower Corp.	2.80%	6/1/2020	43	44,043
American Tower Corp.	3.30%	2/15/2021	19	19,842
American Tower Corp.	7.25%	5/15/2019	32	36,476
Brandywine Operating Partnership LP	4.95%	4/15/2018	6	6,299

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP	5.70%	5/1/2017	$5	$5,165
DDR Corp.	4.75%	4/15/2018	25	26,094
DDR Corp.	7.50%	4/1/2017	31	32,322
DDR Corp.	7.50%	7/15/2018	5	5,520
Digital Realty Trust LP	3.40%	10/1/2020	20	20,808
Digital Realty Trust LP	5.875%	2/1/2020	47	52,756
EPR Properties	7.75%	7/15/2020	89	103,856
HCP, Inc.	3.75%	2/1/2019	11	11,396
HCP, Inc.	5.375%	2/1/2021	6	6,676
HCP, Inc.	5.625%	5/1/2017	75	77,488
HCP, Inc.	6.00%	1/30/2017	56	57,474
HCP, Inc.	6.30%	9/15/2016	5	5,046
HCP, Inc.	6.70%	1/30/2018	16	17,191
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	2	2,247
Hospitality Properties Trust	6.70%	1/15/2018	5	5,238
Kilroy Realty LP	4.80%	7/15/2018	25	26,278
Kilroy Realty LP	6.625%	6/1/2020	50	57,667
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	5	5,206
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	2	2,066
National Retail Properties, Inc.	6.875%	10/15/2017	10	10,647
Regency Centers LP	5.875%	6/15/2017	2	2,079
Senior Housing Properties Trust	3.25%	5/1/2019	2	2,009
Senior Housing Properties Trust	6.75%	4/15/2020	14	15,414
SL Green Realty Corp.	5.00%	8/15/2018	8	8,394
SL Green Realty Corp.	7.75%	3/15/2020	16	18,720
Vereit Operating Partnership LP	2.00%	2/6/2017	22	22,164
Vereit Operating Partnership LP	3.00%	2/6/2019	88	88,550
Vereit Operating Partnership LP	4.125%	6/1/2021	5	5,228
Vornado Realty LP	2.50%	6/30/2019	25	25,488
Welltower, Inc.	4.125%	4/1/2019	5	5,293
Weyerhaeuser Co.	6.95%	8/1/2017	41	43,227
Weyerhaeuser Co.	7.375%	10/1/2019	2	2,301
Total				876,668

Retail 0.33%
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	34	11,705
Macy’s Retail Holdings, Inc.	7.45%	7/15/2017	5	5,296
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	18	14,760
QVC, Inc.	3.125%	4/1/2019	2	2,055

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
Rite Aid Corp.	9.25%	3/15/2020	$9	$9,508
Serta Simmons Bedding LLC†	8.125%	10/1/2020	34	34,935
Walgreen Co.	5.25%	1/15/2019	2	2,169
Total				80,428

Steel 0.30%
Allegheny Technologies, Inc.	9.375%	6/1/2019	29	29,725
Nucor Corp.	5.75%	12/1/2017	5	5,269
Nucor Corp.	5.85%	6/1/2018	2	2,151
Vale Overseas Ltd. (Brazil)(b)	6.25%	1/23/2017	34	34,864
Total				72,009

Technology 0.27%
Expedia, Inc.	7.456%	8/15/2018	58	64,172
Symantec Corp.	2.75%	6/15/2017	2	2,011
Total				66,183

Telecommunications 1.05%
AT&T, Inc.	2.80%	2/17/2021	5	5,136
Frontier Communications Corp.	8.50%	4/15/2020	5	5,325
Frontier Communications Corp.	8.875%	9/15/2020	54	57,847
Frontier Communications Corp.	9.25%	7/1/2021	38	40,375
GTE Corp.	6.84%	4/15/2018	40	43,054
T-Mobile USA, Inc.	6.464%	4/28/2019	54	55,080
T-Mobile USA, Inc.	6.625%	11/15/2020	19	19,665
Telefonica Emisiones SAU (Spain)(b)	6.221%	7/3/2017	25	26,108
Total				252,590

Toys 0.01%
Mattel, Inc.	1.70%	3/15/2018	2	2,005

Transportation: Miscellaneous 0.10%
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	16	16,000
Ryder System, Inc.	5.85%	11/1/2016	3	3,048
Southern Railway Co.	9.75%	6/15/2020	3	3,861
Total				22,909

Wholesale 0.13%
HD Supply, Inc.	7.50%	7/15/2020	5	5,249
Ingram Micro, Inc.	5.25%	9/1/2017	25	25,701
Total				30,950
Total Corporate Bonds (cost $10,927,781)				11,023,518

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
FLOATING RATE LOANS(d) 5.28%

Auto Parts: Original Equipment 0.14%
Allison Transmission, Inc. Term Loan B3	3.50%	8/23/2019	$15	$14,975
MPG Holdco I, Inc. 2015 Term Loan B	3.75%	10/20/2021	19	18,820
Total				33,795

Biotechnology Research & Production 0.04%
Amgen, Inc. Term Loan	1.631%	9/18/2018	9	9,450

Business Services 0.05%
Neff Rental LLC 2nd Lien Term Loan	7.25%	6/9/2021	13	12,676

Chemicals 0.18%
Huntsman International, LLC 2016 Term Loan B	4.25%	4/1/2023	15	14,995
INEOS US Finance LLC Cash Dollar Term Loan	3.75%	5/4/2018	28	27,858
Total				42,853

Computer Software 0.62%
Activision Blizzard, Inc. Term Loan A	2.46%	10/13/2020	79	78,621
First Data Corp. 2022 Term Loan B	4.202%	7/8/2022	72	71,505
Total				150,126

Containers 0.20%
Owens llinois, Inc. Term Loan A	2.213%–2.88%	4/22/2020	34	33,784
Owens llinois, Inc. Term Loan B	3.50%	9/1/2022	15	14,809
Total				48,593

Drugs 0.07%
Actavis, Inc. 2014 Delayed Draw Term Loan	2.085%	2/15/2019	18	17,694

Electric: Power 0.14%
Moxie Liberty LLC Construction Term Loan B1	7.50%	8/21/2020	5	4,888
Texas Competitive Electric Holdings Co. LLC DIP Term Loan	3.75%	11/7/2016	29	28,956
Total				33,844

Electrical Equipment 0.69%
Avago Technologies Cayman Ltd. 2016 Term Loan A	4.25%	2/1/2021	50	48,781
Avago Technologies Cayman Ltd. Term Loan B	4.25%	2/1/2023	91	90,993
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(b)	3.00%	10/14/2021	26	25,830
Total				165,604

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Entertainment 0.09%
Kasima LLC Term Loan	3.25%		5/17/2021	$23	$22,703

Financial Services 0.03%
Delos Finance S.A.R.L. Term Loan (Luxembourg)(b)	3.50%		3/6/2021	7	7,003

Food 0.12%
Dole Food Co., Inc. Tranche B Term Loan	–	(e)	11/1/2018	16	15,927
Supervalu, Inc. Refi Term Loan B	5.50%		3/21/2019	14	13,987
Total					29,914

Food/Beverage 0.07%
Aramark Corp. Dollar Term Loan E	3.25%		9/7/2019	17	16,632

Government 0.33%
Seminole Tribe of Florida Initial Term Loan	3.00%		4/29/2020	80	79,943

Health Care Products 0.07%
Zimmer Holdings, Inc. Term Loan A	1.835%–1.838%		5/29/2019	16	15,920

Health Care Services 0.10%
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	2.013%		10/30/2019	4	4,115
Laboratory Corp. of America Holdings Term Loan	1.71%		12/19/2019	19	18,988
Total					23,103

Household Equipment/Products 0.07%
Dell International LLC Dollar Term Loan B2	4.00%		4/29/2020	17	16,866

Lodging 0.51%
Cannery Casino Resorts LLC Term Loan B	6.00%		10/2/2018	22	21,730
Las Vegas Sands LLC Term Loan B	3.25%		12/19/2020	102	101,883
Total					123,613

Media 0.51%
AMC Networks, Inc. Term Loan A	1.947%		12/16/2019	79	78,362
Charter Communications Operating LLC Term Loan E	3.00%		7/1/2020	46	45,262
Total					123,624

Miscellaneous 0.19%
Harris Corp. 3 Year Tranche Term Loan	1.97%		3/16/2018	25	24,616
Harris Corp. 5 Year Tranche Term Loan	1.97%		3/16/2020	20	19,769
Total					44,385

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil 0.04%
Callon Petroleum Co. 2nd Lien Term Loan	8.50%		10/8/2021	$8	$8,040
Templar Energy LLC 2nd Lien New Term Loan	8.50%		11/25/2020	3	840
Total					8,880

Retail 0.45%
BJ’s Wholesale Club, Inc.1st Lien Term Loan	4.50%		9/26/2019	19	18,791
J. Crew Group, Inc. Term Loan B	4.00%		3/5/2021	13	8,935
Michaels Stores, Inc. Term Loan B	3.75%		1/28/2020	21	20,954
Phillips-Van Heusen Corp. Dollar Term Loan A	1.946%		5/19/2021	26	25,692
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%		6/21/2021	18	18,032
Yum! Brands Inc. 1st Lien Term Loan B	3.192%		6/16/2023	15	15,038
Total					107,442

Retail: Specialty 0.05%
Vogue International LLC Tranche B Term Loan	7.25%		2/14/2020	13	12,979

Technology 0.09%
Blue Coat Holdings, Inc. Initial Term Loan	4.50%		5/20/2022	4	4,000
Zayo Group LLC Term Loan B	3.75%		5/6/2021	18	17,931
Total					21,931

Telecommunications 0.43%
AT&T, Inc. Delayed Draw Term Loan	1.633%		3/2/2018	4	3,637
Verizon Communications Inc. 5 year Term Loan A	1.701%		7/31/2019	100	99,875
Total					103,512
Total Floating Rate Loans (cost $1,274,618)					1,273,085

FOREIGN GOVERNMENT OBLIGATION(b) 0.02%

Dominican Republic
Dominican Republic† (cost $4,583)	9.04%		1/23/2018	4	4,573

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.31%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69%	#	10/25/2030	20	20,882
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019%	#	1/25/2047	42	43,377
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872%	#	4/25/2045	75	77,320
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.952%	#	6/25/2047	85	88,256
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684%	#	8/25/2045	30	31,007
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.21%	#	3/25/2045	11	11,058
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274%	#	4/25/2046	30	30,521
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.079%	#	10/25/2047	10	10,137

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	$18	$18,007
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	9	9,253
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	21	21,517
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	46	46,811
Government National Mortgage Assoc. 2014-64 IO	1.296%	#	12/16/2054	469	38,439
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	1	1,484
Government National Mortgage Assoc. 2014-78 IO	0.799%	#	3/16/2056	83	5,065
Government National Mortgage Assoc. 2015-47 AE	2.90%		11/16/2055	14	13,914
Government National Mortgage Assoc. 2015-48 AS	2.90%		2/16/2049	34	35,410
Government National Mortgage Assoc. 2015-73 AC	2.90%		2/16/2053	51	53,138
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $552,546)					555,596

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.44%
Federal Home Loan Mortgage Corp.	2.614%	#	6/1/2041	19	20,578
Federal Home Loan Mortgage Corp.	3.079%	#	10/1/2043	22	22,571
Federal Home Loan Mortgage Corp.	3.177%	#	12/1/2040	46	48,817
Federal Home Loan Mortgage Corp.	3.39%	#	6/1/2042	16	16,491
Federal National Mortgage Assoc.	2.719%	#	12/1/2045	12	12,196
Federal National Mortgage Assoc.	2.735%	#	12/1/2045	49	51,523
Federal National Mortgage Assoc.	2.751%	#	10/1/2036	66	69,461
Federal National Mortgage Assoc.	2.843%	#	10/1/2045	12	12,849
Federal National Mortgage Assoc.	2.895%	#	6/1/2042	32	33,982
Federal National Mortgage Assoc.(f)	3.00%		TBA	120	125,681
Federal National Mortgage Assoc.	3.133%	#	3/1/2042	29	30,710
Federal National Mortgage Assoc.	3.358%	#	12/1/2040	4	3,735
Federal National Mortgage Assoc.	3.415%	#	12/1/2040	7	7,114
Federal National Mortgage Assoc.	3.461%	#	10/1/2040	2	2,544
Federal National Mortgage Assoc.	3.70%	#	1/1/2042	62	65,930
Federal National Mortgage Assoc.	3.956%	#	4/1/2040	60	62,934
Total Government Sponsored Enterprises Pass-Throughs (cost $587,103)					587,116

MUNICIPAL BONDS 0.17%

Miscellaneous
Illinois	3.90%		1/1/2018	5	5,120
Illinois	5.163%		2/1/2018	15	15,578
Illinois	5.877%		3/1/2019	10	10,855
New Jersey Transp Tr Fnd Auth	1.087%		12/15/2016	10	10,022
Total					41,575
Total Municipal Bonds (cost $41,264)					41,575

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 22.35%
A10 Bridge Asset Financing LLC 2015-AA A†	2.492%	#	5/15/2030	$75	$75,000
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	52	54,505
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	27	26,698
Aventura Mall Trust 2013-AVM A†	3.743%	#	12/5/2032	100	108,223
BAMLL-DB Trust 2012-OSI A1†	2.343%		4/13/2029	42	42,384
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	35	35,292
Banc of America Commercial Mortgage, Inc. 2006-5 A4	5.414%		9/10/2047	3	2,823
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-1 AJ	5.527%	#	11/10/2042	2	1,796
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	100	100,651
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	100	102,542
BB-UBS Trust 2012-TFT B†	3.468%	#	6/5/2030	100	100,590
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%		11/11/2041	15	16,159
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.445%	#	11/11/2041	25	26,942
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	29	30,115
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	29	30,130
CGGS Commercial Mortgage Trust 2016-RND 2016-RNDA DFX†	4.387%		2/10/2033	100	103,297
Citigroup Commercial Mortgage Trust 2007- C6 A4	5.901%	#	12/10/2049	1	1,030
Citigroup Commercial Mortgage Trust 2007- C6 AM	5.901%	#	12/10/2049	35	35,161
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	100	103,290
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008%	#	1/12/2030	100	99,746
Citigroup Commercial Mortgage Trust 2014-GC19 A1	1.199%		3/10/2047	23	23,413
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.594%	#	6/10/2048	994	31,241
Citigroup Commercial Mortgage Trust 2015-SHP2 XCP IO†	0.114%	#	7/15/2027	46,545	55,389
COBALT CMBS Commercial Mortgage Trust 2007- C3 AM	5.956%	#	5/15/2046	100	103,140
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.297%	#	12/10/2049	50	51,822

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2016

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%		3/10/2039	$35		$38,089
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	10		10,352
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	10		10,096
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	32		32,322
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	143		143,255
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.593%	#	6/15/2034	54		54,409
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.251%	#	9/10/2047	2,000		24,554
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.939%	#	7/10/2050	99		4,599
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	25		26,054
Core Industrial Trust 2015-CALW XA IO†	0.939%	#	2/10/2034	1,006		41,113
Credit Suisse Commercial Mortgage Trust 2006-C5 AM	5.343%		12/15/2039	32		32,300
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	50		54,636
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	100		111,506
Credit Suisse Mortgage Capital Certificates 2007-C2 A2	5.448%		1/15/2049	1	(a)	534
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.242%	#	9/15/2038	100		97,178
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	10		10,490
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.977%	#	1/15/2049	1,000		124,976
DBRR Trust 2013-EZ3 A†	1.636%		12/18/2049	57		57,033
DBUBS Mortgage Trust 2011-LC2A D†	5.687%	#	7/10/2044	100		104,088
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	23		24,207
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.495%	#	12/15/2034	20		19,243
GS Mortgage Securities Corp. II 2013-GC10 A3	2.613%		2/10/2046	100		103,571
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	100		100,527
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.208%	#	1/10/2045	325		27,357
GS Mortgage Securities Trust 2013-GC14 A1	1.217%		8/10/2046	36		36,392
GS Mortgage Securities Trust 2015-GS1 XB IO	0.332%	#	11/10/2048	1,082		21,310
GS Mortgage Securities Trust 2016-RENT C†	4.202%	#	2/10/2029	100		102,346

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
H/2 Asset Funding 2015-1A-AFL	1.837%	#	6/24/2049	$24		$24,048
H/2 Asset Funding 2015-1A-AFX	3.353%	#	6/24/2049	24		24,244
H/2 Asset Funding 2015-1A-BFX	3.993%	#	6/24/2049	25		22,908
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%	#	8/5/2034	1,000		71,155
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	36		36,676
JPMorgan Chase Commercial Mortgage Securities Trust 2004-LN2 A2	5.115%		7/15/2041	3		3,232
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP2 AJ	4.842%		7/15/2042	1	(a)	516
JPMorgan Chase Commercial Mortgage Securities Trust 2006-CB16 A4	5.552%		5/12/2045	1		1,386
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.887%	#	2/12/2049	85		86,579
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.445%	#	12/5/2027	25		29,129
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	25		26,102
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 A1	1.539%		11/15/2047	8		7,915
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.32%	#	1/15/2048	992		61,105
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	100		103,770
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.862%	#	7/15/2048	995		39,303
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	50		51,068
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	50		50,309
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	25		25,296
LMREC, Inc. 2015-CRE1 A†	2.202%	#	2/22/2032	100		98,638
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.957%	#	3/10/2049	1,000		100,938
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	10		10,308
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.897%	#	7/15/2050	496		21,431
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.902%	#	4/12/2049	175		176,337
Morgan Stanley Capital I Trust 2011-C3 A4	4.118%		7/15/2049	61		67,364
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.988%	#	8/12/2045	100		101,995
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	23		23,440
Nationslink Funding Corp. 1999-LTL1 D†	6.45%		1/22/2026	57		59,953

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	$67	$67,704
Palisades Center Trust 2016-PLSD XCP IO†	1.106%	#	5/13/2018	1,000	18,895
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	100	99,140
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	48	50,181
Shops at Crystals Trust 2016-CSTL XB IO†(g)	0.328%	#	7/5/2036	1,000	20,328
TimberStar Trust I 2006-1A A†	5.668%		10/15/2036	190	190,920
UBS-Barclays Commercial Mortgage Trust 2012-C4 AAB	2.459%		12/10/2045	25	25,815
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.203%	#	3/10/2046	955	51,270
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	20	21,520
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	10	9,991
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	25	25,245
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	150	152,619
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	50	51,103
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.799%	#	11/15/2043	100	109,252
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.10%	#	6/15/2048	2,000	7,883
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	10	10,604
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.756%	#	12/15/2048	36	40,631
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.971%	#	12/15/2047	992	53,069
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%		8/20/2021	6	5,627
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	100	105,028
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	35	35,223
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.306%	#	8/15/2045	470	35,304
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	100	100,375
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,414,356)					5,386,788
Total Long-Term Investments (cost $22,203,521)					22,290,546

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
SHORT-TERM INVESTMENTS 10.16%

CORPORATE BONDS 2.52%

Banks: Regional 0.44%
Bank of America Corp.	5.75%	8/15/2016	$55	$55,263
First Midwest Bancorp, Inc.	5.875%	11/22/2016	50	50,738
Total				106,001

Building Materials 0.10%
Lafarge SA (France)(b)	6.50%	7/15/2016	25	25,031

Computer Software 0.01%
Fidelity National Information Services, Inc.	1.45%	6/5/2017	2	1,998

Drugs 0.04%
Actavis Funding SCS (Luxembourg)(b)	1.30%	6/15/2017	9	8,987

Electric: Power 0.16%
Exelon Corp.	1.55%	6/9/2017	2	2,004
Jersey Central Power & Light Co.	5.65%	6/1/2017	6	6,215
TransAlta Corp. (Canada)(b)	1.90%	6/3/2017	30	29,756
Total				37,975

Financial Services 0.02%
International Lease Finance Corp.†	6.75%	9/1/2016	4	4,021

Health Care Products 0.10%
Zimmer Biomet Holdings, Inc.	1.45%	4/1/2017	25	25,020

Insurance 0.06%
Unum Group	7.125%	9/30/2016	15	15,197

Lodging 0.04%
Wyndham Worldwide Corp.	2.95%	3/1/2017	11	11,094

Media 0.03%
Viacom, Inc.	2.50%	12/15/2016	7	7,031

Natural Gas 0.08%
Sempra Energy	2.30%	4/1/2017	19	19,161

Oil 0.04%
Canadian Natural Resources Ltd. (Canada)(b)	6.00%	8/15/2016	2	2,008
Pioneer Natural Resources Co.	5.875%	7/15/2016	8	8,011
Total				10,019

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil: Crude Producers 0.63%
Enbridge, Inc. (Canada)(b)	1.275%	#	10/1/2016	$100	$99,587
Plains All American Pipeline LP/PAA Finance Corp.	5.875%		8/15/2016	50	50,241
Plains All American Pipeline LP/PAA Finance Corp.	6.125%		1/15/2017	2	2,051
Total					151,879

Real Estate Investment Trusts 0.22%
Equity Commonwealth	6.25%		6/15/2017	4	4,079
Highwoods Realty LP	5.85%		3/15/2017	3	3,085
Hospitality Properties Trust	5.625%		3/15/2017	10	10,251
Liberty Property LP	5.50%		12/15/2016	10	10,192
Mid-America Apartments LP	6.05%		9/1/2016	25	25,165
Total					52,772

Savings & Loan 0.04%
Astoria Financial Corp.	5.00%		6/19/2017	9	9,228

Steel 0.15%
Reliance Steel & Aluminum Co.	6.20%		11/15/2016	35	35,531

Transportation: Miscellaneaous 0.36%
Kansas City Southern†	1.334%	#	10/28/2016	75	74,911
Ryder System, Inc.	3.50%		6/1/2017	11	11,206
Total					86,117
Total Corporate Bonds (cost $607,180)					607,062

REPURCHASE AGREEMENT 5.05%
Repurchase Agreement dated 6/30/2016, 0.03% due 7/1/2016 with Fixed Income Clearing Corp. collateralized by $1,175,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $1,246,199; proceeds: $1,217,180 (cost $1,217,179)				1,217	1,217,179

U.S. TREASURY OBLIGATIONS 2.59%
U.S. Treasury Note	0.875%		10/15/2017	444	445,812
U.S. Treasury Note	1.00%		9/30/2016	178	178,294
Total U.S. Treasury Obligations (cost $622,809)					624,106
Total Short-Term Investments (cost $2,447,168)					2,448,347
Total Investments in Securities 102.67% (cost $24,650,689)					24,738,893
Liabilities in Excess of Cash, Foreign Cash and Other Assets(h) (2.67%)					(642,209)
Net Assets 100.00%					$24,096,684

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2016.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2016.
(e)	Interest rate to be determined.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Securities purchased on a when-issued basis (See Note 2(h)).
(h)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 2-Year Treasury Note	September 2016	28	Long	$ 6,141,188	$ 36,841

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 5-Year Treasury Note	September 2016	14	Short	$ (1,710,297)	$ (23,509)

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$–	$3,402,373	$–		$3,402,373
Convertible Bonds	–	15,922	–		15,922
Corporate Bonds
Computer Software	–	135,558	1	(4)	135,559
Remaining Industries	–	11,495,021	–		11,495,021
Floating Rate Loans(5)
Auto Parts: Original Equipment	–	33,795	–		33,795
Biotechnology Research & Production	–	9,450	–		9,450
Business Services	–	12,676	–		12,676
Chemicals	–	42,853	–		42,853
Computer Software	–	150,126	–		150,126
Containers	–	48,593	–		48,593
Drugs	–	–	17,694		17,694
Electric: Power	–	33,844	–		33,844
Electrical Equipment	–	165,604	–		165,604
Entertainment	–	22,703	–		22,703
Financial Services	–	7,003	–		7,003
Food	–	29,914	–		29,914
Food/Beverage	–	16,632	–		16,632
Government	–	79,943	–		79,943
Health Care Products	–	–	15,920		15,920
Health Care Services	–	4,115	18,988		23,103
Household Equipment/Products	–	16,866	–		16,866
Lodging	–	123,613	–		123,613
Media	–	123,624	–		123,624
Miscellaneous	–	–	44,385		44,385
Oil	–	8,880	–		8,880
Retail	–	107,442	–		107,442
Retail: Specialty	–	12,979	–		12,979
Technology	–	21,931	–		21,931
Telecommunications	–	99,875	3,637		103,512
Foreign Government Obligation	–	4,573	–		4,573
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	555,596	–		555,596
Government Sponsored Enterprises Pass-Throughs	–	587,116	–		587,116
Municipal Bonds	–	41,575	–		41,575
Non-Agency Commercial Mortgage-Backed Securities	–	5,020,182	366,606	(6)(7)	5,386,788
Repurchase Agreement	–	1,217,179	–		1,217,179
U.S. Treasury Obligations	–	624,106	–		624,106
Total	$–	$24,271,662	$467,231		$24,738,893

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2016

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts
Assets	$36,841	$–	$–	$36,841
Liabilities	(23,509)	–	–	(23,509)
Total	$13,332	$–	$–	$13,332

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2015.
(4)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(7)	Non-Agency Commerecial Mortgage-Backed Securities categorized as Level 3 investment includes A10 Bridge Asset Financing LLC 2015-AA A, H/2 Asset Funding 2015-1A-AFL, H/2 Asset Funding 2015-1A-AFX, H/2 Asset Funding 2015-1A-BFX, LSTAR Commercial Morgtage Trust 2016-4 XA, Prima Capital CRE Securization 2006-1 and Shops at Crystals Trust 2016-CSTL XB.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

				Non-Agency
				Commercial
	Asset-Backed	Corporate	Floating	Mortgage-Backed
Investment Type	Securities	Bonds	Rate Loans	Securities
Balance as of January 1, 2016	$380,147	$3,850	$68,224	$420,319
Accrued discounts/premiums	–	(30)	15	(68)
Realized gain (loss)	1,013	–	(17)	–
Change in unrealized appreciation/depreciation	31	(3,819)	69	(38)
Purchases	–	–	73,968	121,103
Sales	(112,864)	–	(32,560)	(1,233)
Net transfers in or out of Level 3	(268,327)	–	(9,075)	(173,477)
Balance as of June 30, 2016	$–	$1	$100,624	$366,606

See Notes to Financial Statements.	33

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $24,650,689)	$24,738,893
Deposits with brokers for futures collateral	7,980
Cash	2,784
Foreign cash, at value (cost $2)	2
Receivables:
Interest	215,097
Investment securities sold	130,587
Capital shares sold	71,952
Variation margin	2,342
Prepaid expenses	2
Total assets	25,169,639
LIABILITIES:
Payables:
Investment securities purchased	993,510
Management fee	1,539
Fund administration	771
Directors’ fees	577
Capital shares reacquired	170
Accrued expenses	76,388
Total liabilities	1,072,955
NET ASSETS	$24,096,684
COMPOSITION OF NET ASSETS:
Paid-in capital	$24,160,088
Undistributed net investment income	285,319
Accumulated net realized loss on investments and futures contracts	(450,260)
Net unrealized appreciation on investments and futures contracts	101,537
Net Assets	$24,096,684
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	1,623,327
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.84

34	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Interest and other	$374,025
Total investment income	374,025
Expenses:
Management fee	38,598
Non 12b-1 service fees	27,576
Professional	26,325
Shareholder servicing	10,157
Custody	8,060
Reports to shareholders	6,724
Fund administration	4,411
Directors’ fees	288
Other	1,529
Gross expenses	123,668
Expense reductions (See Note 9)	(39)
Fees waived and expenses reimbursed (See Note 3)	(35,406)
Net expenses	88,223
Net investment income	285,802
Net realized and unrealized gain (loss):
Net realized loss on investments	(38,901)
Net realized loss on futures contracts	(38,894)
Net change in unrealized appreciation/depreciation on investments	405,379
Net change in unrealized appreciation/depreciation on futures contracts	16,813
Net realized and unrealized gain	344,397
Net Increase in Net Assets Resulting From Operations	$630,199

See Notes to Financial Statements.	35

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Operations:
Net investment income	$285,802	$248,388
Net realized loss on investments and futures contracts	(77,795)	(42,214)
Net change in unrealized appreciation/depreciation on investments and futures contracts	422,192	(253,204)
Net increase (decrease) in net assets resulting from operations	630,199	(47,030)
Distributions to shareholders from:
Net investment income	–	(510,223)
Tax return of capital	–	(9,512)
Total distributions to shareholders	–	(519,735)
Capital share transactions (See Note 13):
Proceeds from sales of shares	6,673,980	15,992,964
Reinvestment of distributions	–	519,735
Cost of shares reacquired	(5,010,649)	(1,822,380)
Net increase in net assets resulting from capital share transactions	1,663,331	14,690,319
Net increase in net assets	2,293,530	14,123,554
NET ASSETS:
Beginning of period	$21,803,154	$7,679,600
End of period	$24,096,684	$21,803,154
Undistributed (distributions in excess of) net investment income	$285,319	$(483)

36	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
Class A	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Return of capital
6/30/2016(c)	$14.43	$0.19	$0.22	$0.41	$–	$–
12/31/2015	14.72	0.27	(0.21)	0.06	(0.34)	(0.01)
4/14/2014 –12/31/2014(e)(f)	15.00	0.18	(0.15)	0.03	(0.31)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commencement of operations was 4/4/2014, SEC effective date was 4/14/2014 and date shares first became available to the public was 5/1/2014.
(f)	Net investment income, net realized and unrealized gain (loss) amounted to less than $.01 for the period 4/4/2014 through 4/14/2014.
(g)	Annualized.

38	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:
	Net		Total expenses			Net
	asset		after waivers		Net	assets,	Portfolio
Total	value,	Total	and/or	Total	investment	end of	turnover
distri-	end of	return(b)	reimbursements	expenses	income	period	rate
butions	period	(%)	(%)	(%)	(%)	(000)	(%)
$ –	$14.84	2.70 (d)	0.40 (d)	0.56 (d)	1.29 (d)	$24,097	39.08 (d)
(0.35)	14.43	0.58	0.80	1.45	1.79	21,803	61.27
(0.31)	14.72	0.22 (d)	0.80 (g)	2.02 (g)	1.61 (g)	7,680	102.97 (d)

See Notes to Financial Statements.	39

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Short Duration Income Portfolio (the “Fund”). The Fund commenced operations on April 4, 2014, and its shares became available to the public on May 1, 2014.

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

Notes to Financial Statements (unaudited)(continued)

use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remain open for the fiscal years ended December 31, 2014 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending on jurisdiction

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Offering costs incurred by the Fund are amortized over a twelve month period beginning at the commencement of operations and are included in the Fund’s Statement of Operations.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if any, are included in Net realized loss on futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu

Notes to Financial Statements (unaudited)(continued)

of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Financial Statements (unaudited)(continued)

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2016, the Fund did not have unfunded loan commitments.

(k)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended June 30, 2016, the effective management fee, net of waivers, was at an annualized rate of 0.03% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net operating expenses to an annual rate of .80%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2016 and the fiscal year ended December 31, 2015 was as follows:

	Six Months Ended
	6/30/2016	Year Ended
	(unaudited)	12/31/2015
Distributions paid from:
Ordinary income	$ –	$510,223
Return of capital	–	9,512
Total distributions paid	$ –	$519,735

As of December 31, 2015, the Fund had a capital loss carryforward of $114,697, which will carry forward indefinitely.

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$24,876,075
Gross unrealized gain	1,938
Gross unrealized loss	(139,120)
Net unrealized security loss	$(137,182)

The difference between book-basis and tax-basis unrealized gains (losses) is due to tax treatment of premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases*	Purchases	Sales*	Sales
$2,209,166	$8,885,076	$2,280,282	$5,785,971

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2016, the Fund engaged in cross-trades purchases of $131,476 and sales of $379,569, which resulted in net realized losses of $(4,833).

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2016 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2016, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Notes to Financial Statements (unaudited)(continued)

Interest Rate
Asset Derivatives	Contracts
Futures Contracts(1)	$36,841

Liability Derivatives
Futures Contracts(1)	$23,509

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the six months ended June 30, 2016, were as follows:

Interest
Rate
Contracts
Net Realized Gain (Loss)(1)
Futures Contracts	$(38,894)

Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$16,813

Average Number of Contracts*
Futures Contracts(3)	49

*	Calculated based on the number of contracts for the six months ended June 30, 2016.
(1)	Statements of Operations location: Net realized loss on futures contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(3)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$1,217,179	$ –	$1,217,179
Total	$1,217,179	$ –	$1,217,179

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,217,179	$ –	$ –	$(1,217,179)	$ –
Total	$1,217,179	$ –	$ –	$(1,217,179)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2016.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to

Notes to Financial Statements (unaudited)(continued)

decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below

Notes to Financial Statements (unaudited)(concluded)

investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

The Fund may invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2016	Year Ended
	(unaudited)	December 31, 2015
Shares sold	456,602	1,075,441
Reinvestment of distributions	–	36,013
Shares reacquired	(343,947)	(122,435)
Increase	112,655	989,019

14.	SUBSEQUENT EVENT

On July 26, 2016, the Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Short Duration Income Portfolio	SFSDI-PORT-3 (08/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Total Return Portfolio

For the six-month period ended June 30, 2016

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

25	Statement of Assets and Liabilities

26	Statement of Operations

27	Statements of Changes in Net Assets

28	Financial Highlights

30	Notes to Financial Statements

39	Supplemental Information to Shareholders

Lord Abbett Series Fund — Total Return Portfolio
Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Total Return Portfolio for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†

			1/1/16 -
	1/1/16	6/30/16	6/30/16
Class VC
Actual	$1,000.00	$1,056.00	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.22

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Auto	0.64%
Basic Industry	0.43%
Consumer Cyclical	1.36%
Consumer Discretionary	0.27%
Consumer Services	2.14%
Consumer Staples	0.71%
Energy	3.43%
Financial Services	24.89%
Foreign Government	2.48%
Health Care	1.46%
Integrated Oils	0.56%
Materials & Processing	1.68%
Municipal	0.31%
Other	0.18%
Producer Durables	0.34%
Technology	1.40%
Telecommunications	1.94%
Transportation	0.52%
U.S. Government	51.51%
Utilities	1.06%
Repurchase Agreement	2.69%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 104.19%

ASSET-BACKED SECURITIES 18.81%

Automobiles 10.00%
Ally Auto Receivables Trust 2012-5 A4	0.85%	1/16/2018	$88	$88,221
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	717	730,764
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	260	260,144
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	162	162,183
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	263	262,649
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	402	404,528
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	582	582,110
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	920	920,424
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	475	477,272
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	457	458,643
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	402	405,117
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	1,148	1,158,737
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	525	527,858
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	1,070	1,073,210
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	592	600,812
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	1,074	1,090,436
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	970	984,105
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	596	607,314
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	1,005	1,005,631
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	141	141,189

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	$52	$51,911
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	525	527,969
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	908	916,532
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	115	116,650
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	851	852,599
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	183	183,407
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	240	241,108
Capital Auto Receivables Asset Trust 2013-4 A3	1.09%	3/20/2018	355	355,186
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	938	947,692
Capital Auto Receivables Asset Trust 2015-1 A3	1.61%	6/20/2019	680	683,330
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	975	974,317
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	485	485,780
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	13	13,471
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	487	486,722
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	153	152,811
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	201	201,704
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	382	385,539
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	655	656,811
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	475	476,531
Chrysler Capital Auto Receivables Trust 2014-AA A3†	0.83%	9/17/2018	478	477,461
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	593	594,288
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	439	439,918
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	195	195,684
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	250	253,416
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	255	255,663
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	242	244,172
Drive Auto Receivables Trust 2015-AA D†	4.12%	7/15/2022	336	336,550
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	377	377,818
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	585	592,520
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	607	612,060
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	1,177	1,177,007
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	809	809,854

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
First Investors Auto Owner Trust 2013-2A D†	3.58%		6/15/2020	$261	$259,999
First Investors Auto Owner Trust 2015-2A A1†	1.59%		12/16/2019	728	727,501
Ford Credit Auto Owner Trust 2013-D A3	0.67%		4/15/2018	250	249,730
Ford Credit Auto Owner Trust 2016-B A2A	1.08%		3/15/2019	971	972,036
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%		1/22/2018	284	283,932
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%		12/15/2022	299	302,208
Honda Auto Receivables Owner Trust 2013-3 A3	0.77%		5/15/2017	65	65,387
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%		9/18/2017	129	129,304
Hyundai Auto Receivables Trust 2012-C A4	0.73%		6/15/2018	62	61,873
Hyundai Auto Receivables Trust 2013-B A4	1.01%		2/15/2019	323	323,192
Hyundai Auto Receivables Trust 2015-A A2	0.68%		10/16/2017	98	98,027
M&T Bank Auto Receivables Trust 2013-1A A3†	1.06%		11/15/2017	55	55,455
M&T Bank Auto Receivables Trust 2013-1A A4†	1.57%		8/15/2018	858	860,352
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%		7/16/2018	1,033	1,035,619
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	657	660,172
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%		11/20/2017	884	884,088
Santander Drive Auto Receivables Trust 2014-2 C	2.33%		11/15/2019	375	377,996
Santander Drive Auto Receivables Trust 2014-3 C	2.13%		8/17/2020	433	437,058
Santander Drive Auto Receivables Trust 2014-4 B	1.82%		5/15/2019	515	516,877
Santander Drive Auto Receivables Trust 2014-4 C	2.60%		11/16/2020	638	645,645
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	1,924	1,945,657
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%		7/15/2019	440	440,201
Santander Drive Auto Receivables Trust 2016-2 B	2.08%		2/16/2021	190	190,959
SunTrust Auto Receivables Trust 2015-1A A2†	0.99%		6/15/2018	938	937,970
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	727	723,778
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%		12/16/2019	1,273	1,274,543
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	791	786,610
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	563	563,887
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	424	424,310
Total					43,252,194

Credit Cards 2.85%
Capital One Multi-Asset Execution Trust 2014-A1	0.828%	#	11/15/2019	1,771	1,771,879
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	424	425,401
Capital One Multi-Asset Execution Trust 2016-A1	0.90%	#	2/15/2022	1,335	1,338,117
Chase Issuance Trust 2014-A1	1.15%		1/15/2019	1,940	1,944,062
Chase Issuance Trust 2014-A6	1.26%		7/15/2019	800	803,165

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	$1,422	$1,423,373
Citibank Credit Card Issuance Trust 2014-A2	1.02%		2/22/2019	1,699	1,700,990
Discover Card Execution Note Trust 2013-A5	1.04%		4/15/2019	474	474,397
Discover Card Execution Note Trust 2014-A3	1.22%		10/15/2019	2,440	2,446,848
Total					12,328,232

Home Equity 0.09%
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.606%	#	5/25/2036	36	33,752
Meritage Mortgage Loan Trust 2004-2 M3	1.421%	#	1/25/2035	326	311,704
New Century Home Equity Loan Trust 2005-A A6	4.883%		8/25/2035	63	63,829
Total					409,285

Other 5.87%
Ally Master Owner Trust 2012-5 A	1.54%		9/15/2019	1,129	1,132,883
Ally Master Owner Trust 2014-5 A2	1.60%		10/15/2019	1,114	1,119,442
Apollo Credit Funding IV Ltd. 4A A1†	2.092%	#	4/15/2027	1,000	995,972
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.77%	#	4/18/2025	400	397,820
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.091%	#	4/27/2027	850	846,813
Cent CLO Ltd. 2013-19A A1A†	1.948%	#	10/29/2025	850	841,279
CIFC Funding II Ltd. 2014-2A A1L†	2.105%	#	5/24/2026	250	248,440
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	373	378,402
CNH Wholesale Master Note Trust 2013-2A A†	1.042%	#	8/15/2019	703	703,022
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	259	259,384
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	69	70,695
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	1,237	1,241,035
Ford Credit Floorplan Master Owner Trust 2012-2 A	1.92%		1/15/2019	750	753,121
Fortress Credit BSL II Ltd. 2013-2A A1F†	2.12%	#	10/19/2025	200	199,496
Fortress Credit BSL Ltd. 2013-1A A†	1.80%	#	1/19/2025	900	891,133
GE Dealer Floorplan Master Note Trust 2012-2 A	1.198%	#	4/22/2019	337	337,869
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	394	393,798
Hempstead CLO LP 2013-1A A1†	2.122%	#	1/15/2026	1,000	996,700
Jackson Mill CLO Ltd. 2015-1A A†	2.162%	#	4/15/2027	350	348,559
JFIN Revolver CLO Ltd. 2015-4A A†	1.771%	#	4/22/2020	1,103	1,100,173
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	247	246,500
KKR CLO 11 Ltd.†	2.142%	#	4/15/2027	1,250	1,245,875
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	535	537,796
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	928	928,849

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Marathon CLO IV Ltd. 2012-4A A1†	2.008%	#	5/20/2023	$698	$698,308
MMAF Equipment Finance LLC 2016-AA A5†	2.21%		12/15/2032	320	323,299
NCF Dealer Floorplan Master Trust 2016-1A B†	5.938%	#	3/21/2022	169	164,549
NCF Dealer Floorplan Master Trust 2016-1A C†	8.938%	#	3/21/2022	698	689,049
Oaktree CLO Ltd. 2014-2A A1A†	2.154%	#	10/20/2026	1,000	990,897
Oaktree EIF I Series Ltd. 2015-A1 B†	3.245%	#	10/18/2027	900	902,164
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.142%	#	4/15/2026	500	499,228
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	315	322,841
OZLM Funding Ltd. 2012-1A A2R†	2.971%	#	7/22/2027	750	741,739
OZLM VII Ltd. 2014-7A A1B†	2.11%	#	7/17/2026	1,000	994,881
OZLM VIII Ltd. 2014-8A A1A†	2.06%	#	10/17/2026	410	408,094
Sheridan Square CLO Ltd. 2013-1A A1†	1.672%	#	4/15/2025	500	494,545
SLM Private Education Loan Trust 2010-A 2A†	3.684%	#	5/16/2044	42	42,853
SLM Private Education Loan Trust 2011-B A1†	1.284%	#	12/16/2024	37	37,182
SLM Private Education Loan Trust 2012-A A1†	1.834%	#	8/15/2025	41	41,278
SLM Private Education Loan Trust 2012-C A1†	1.534%	#	8/15/2023	70	69,991
SLM Private Education Loan Trust 2012-E A1†	1.184%	#	10/16/2023	246	246,025
SLM Student Loan Trust 2011-1 A1	0.966%	#	3/25/2026	32	31,546
Tryon Park CLO Ltd. 2013-1A A1†	1.742%	#	7/15/2025	800	790,507
Venture XVIII CLO Ltd. 2014-18A A†	2.072%	#	10/15/2026	500	496,649
Westchester CLO Ltd. 2007-1A A1A†	0.841%	#	8/1/2022	179	177,645
Total					25,378,326
Total Asset-Backed Securities (cost $81,177,439)					81,368,037

CORPORATE BONDS 27.60%

Aerospace/Defense 0.00%
Embraer SA (Brazil)(a)	5.15%		6/15/2022	10	10,313

Air Transportation 0.06%
Air Canada (Canada)†(a)	7.75%		4/15/2021	70	72,975
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		7/15/2022	199	204,933
Total					277,908

Auto Parts: Original Equipment 0.12%
International Automotive Components Group SA (Luxembourg)†(a)	9.125%		6/1/2018	280	281,400
MPG Holdco I, Inc.	7.375%		10/15/2022	253	249,838
Total					531,238

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 0.60%
Ford Motor Co.	6.375%	2/1/2029	$57	$70,357
Ford Motor Co.	7.45%	7/16/2031	626	841,463
General Motors Co.	6.60%	4/1/2036	1,481	1,703,131
Total				2,614,951

Banks: Regional 3.56%
Banco de Bogota SA (Colombia)†(a)	6.25%	5/12/2026	400	408,000
Banco de Credito e Inversiones (Chile)†(a)	4.00%	2/11/2023	200	211,054
Bank of America Corp.	3.95%	4/21/2025	400	408,091
Bank of America Corp.	4.20%	8/26/2024	1,488	1,540,818
Bank of America Corp.	4.25%	10/22/2026	316	328,403
Bank of America Corp.	4.45%	3/3/2026	513	537,619
BBVA Banco Continental SA (Peru)†(a)	5.25%	9/22/2029	200	208,100
Citigroup, Inc.	4.45%	9/29/2027	148	152,793
Citigroup, Inc.	5.50%	9/13/2025	967	1,085,933
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	338	438,939
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	725	897,056
Intesa Sanpaolo SpA (Italy)†(a)	5.71%	1/15/2026	523	496,756
JPMorgan Chase & Co.	3.875%	9/10/2024	645	668,961
JPMorgan Chase & Co.	3.90%	7/15/2025	514	555,000
JPMorgan Chase & Co.	4.25%	10/1/2027	627	664,875
Lloyds Banking Group plc (United Kingdom)†(a)	4.582%	12/10/2025	743	748,327
Macquarie Bank Ltd. (Australia)†(a)	4.875%	6/10/2025	700	726,020
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	271	313,607
Morgan Stanley	4.00%	7/23/2025	27	28,967
Morgan Stanley	4.35%	9/8/2026	757	793,540
Morgan Stanley	7.25%	4/1/2032	84	116,745
Santander UK Group Holdings plc (United Kingdom)†(a)	4.75%	9/15/2025	770	762,277
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	862	1,060,260
UBS Group Funding Jersey Ltd. (Jersey)†(a)	4.125%	4/15/2026	1,167	1,215,279
Wells Fargo & Co.	4.10%	6/3/2026	673	720,731
Wells Fargo Bank NA	5.85%	2/1/2037	234	294,608
Total				15,382,759

Beverages 0.62%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)†(a)	3.375%	11/1/2022	240	217,500
Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	1,387	1,563,668

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)
Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	$205	$213,712
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	27	27,743
Fomento Economico Mexicano SAB de CV (Mexico)(a)	4.375%	5/10/2043	300	314,065
JB y Cia SA de CV (Mexico)†(a)	3.75%	5/13/2025	350	363,596
Total				2,700,284

Biotechnology Research & Production 0.33%
Amgen, Inc.	4.95%	10/1/2041	158	174,165
Amgen, Inc.	6.40%	2/1/2039	968	1,268,946
Total				1,443,111

Building Materials 0.33%
Standard Industries, Inc.†	5.50%	2/15/2023	272	279,480
Standard Industries, Inc.†	6.00%	10/15/2025	1,086	1,140,300
Total				1,419,780

Business Services 0.05%
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	200	212,500

Chemicals 0.55%
Blue Cube Spinco, Inc.†	10.00%	10/15/2025	1,070	1,241,200
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	94	105,280
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	205	217,300
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	624	830,791
Total				2,394,571

Computer Hardware 0.74%
Dell, Inc.	7.10%	4/15/2028	286	281,710
Denali International LLC/Denali Finance Corp.†	5.625%	10/15/2020	527	554,141
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	6.02%	6/15/2026	563	587,998
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	294	307,430
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	8.10%	7/15/2036	354	382,594
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	1,056	1,105,345
Total				3,219,218

Containers 0.05%
Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	200	195,250

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified 0.21%
Argos Merger Sub, Inc.†	7.125%	3/15/2023	$367	$378,928
DH Services Luxembourg Sarl (Luxembourg)†(a)	7.75%	12/15/2020	491	516,777
Total				895,705

Drugs 1.02%
AbbVie, Inc.	4.30%	5/14/2036	581	594,537
Express Scripts Holding Co.	4.80%	7/15/2046	548	549,439
Express Scripts Holding Co.	6.125%	11/15/2041	1,169	1,398,408
Forest Laboratories LLC†	5.00%	12/15/2021	1,093	1,224,625
Mylan NV†	3.95%	6/15/2026	625	633,786
Total				4,400,795

Electric: Power 1.02%
AES Gener SA (Chile)†(a)	5.00%	7/14/2025	400	412,583
Appalachian Power Co.	7.00%	4/1/2038	529	717,240
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	73	100,671
Cleco Corporate Holdings LLC†	3.743%	5/1/2026	601	618,901
Dominion Resources, Inc.	7.00%	6/15/2038	266	358,907
Emera US Finance LP†	3.55%	6/15/2026	573	587,515
Exelon Generation Co. LLC	5.60%	6/15/2042	390	409,177
Exelon Generation Co. LLC	6.25%	10/1/2039	692	762,547
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	375	377,498
Red Oak Power LLC	8.54%	11/30/2019	63	62,980
Total				4,408,019

Engineering & Contracting Services 0.22%
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	900	944,889

Entertainment 0.27%
CCM Merger, Inc.†	9.125%	5/1/2019	258	270,788
Eldorado Resorts, Inc.	7.00%	8/1/2023	100	104,250
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	163	163,436
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	160	164,100
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	475	472,625
Total				1,175,199

Financial Services 0.90%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	125	125,109
Affiliated Managers Group, Inc.	4.25%	2/15/2024	119	126,167

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Ally Financial, Inc.	8.00%	11/1/2031	$245	$284,813
Lazard Group LLC	6.85%	6/15/2017	132	138,072
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	386	363,805
Navient Corp.	4.875%	6/17/2019	657	635,647
Navient Corp.	8.45%	6/15/2018	442	479,570
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	749	782,705
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	868	934,911
Total				3,870,799

Food 0.18%
Arcor SAIC (Argentina)†(a)(b)	6.00%	7/6/2023	279	281,790
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	216,500
Kraft Heinz Foods Co.	6.875%	1/26/2039	217	297,280
Total				795,570

Health Care Services 0.31%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	274	269,890
Acadia Healthcare Co., Inc.†	6.50%	3/1/2024	60	61,050
Aetna, Inc.	4.25%	6/15/2036	399	413,607
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	392	378,525
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	97	102,092
Surgical Care Affiliates, Inc.†	6.00%	4/1/2023	91	93,275
Total				1,318,439

Household Equipment/Products 0.15%
Central Garden & Pet Co.	6.125%	11/15/2023	513	536,085
Kimberly-Clark de Mexico SAB de CV (Mexico)†(a)	3.80%	4/8/2024	100	105,284
Total				641,369

Insurance 0.63%
CNO Financial Group, Inc.	5.25%	5/30/2025	519	537,165
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	906	1,019,335
Trinity Acquistion plc (United Kingdom)(a)	4.40%	3/15/2026	533	557,593
Willis North America, Inc.	7.00%	9/29/2019	524	593,654
Total				2,707,747

Leasing 0.37%
Aviation Capital Group Corp.†	6.75%	4/6/2021	1,398	1,581,488

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.30%
Carnival plc (United Kingdom)	7.875%	6/1/2027	$277	$359,644
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	798	921,690
Total				1,281,334

Lodging 0.67%
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	105	103,688
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.†	5.625%	5/1/2024	224	237,440
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	525	537,229
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	269	267,655
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	1,739	1,754,216
Total				2,900,228

Machinery: Agricultural 0.10%
Reynolds American, Inc.	5.70%	8/15/2035	280	342,030
Reynolds American, Inc.	8.125%	5/1/2040	78	108,405
Total				450,435

Manufacturing 0.28%
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	537	472,560
General Electric Co.	6.75%	3/15/2032	175	245,998
Trinity Industries, Inc.	4.55%	10/1/2024	513	485,075
Total				1,203,633

Media 2.44%
21st Century Fox America, Inc.	6.20%	12/15/2034	106	133,299
21st Century Fox America, Inc.	6.90%	8/15/2039	753	1,010,593
Block Communications, Inc.†	7.25%	2/1/2020	195	197,925
Cablevision Systems Corp.	5.875%	9/15/2022	453	407,020
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	278	287,035
Charter Communications Operating LLC/Charter Communications Operating Capital†	6.384%	10/23/2035	654	776,702
Cox Communications, Inc.†	8.375%	3/1/2039	716	867,650
Discovery Communications LLC	6.35%	6/1/2040	583	603,100
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	800	807,000
Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	350	364,700
Neptune Finco Corp.†	10.875%	10/15/2025	206	235,998
Numericable-SFR SA (France)†(a)	6.00%	5/15/2022	500	488,125

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
Time Warner Cable, Inc.	7.30%	7/1/2038	$1,403	$1,762,207
Time Warner, Inc.	7.625%	4/15/2031	879	1,208,621
Univision Communications, Inc.†	5.125%	2/15/2025	24	23,820
Univision Communications, Inc.†	8.50%	5/15/2021	295	308,551
Viacom, Inc.	4.85%	12/15/2034	44	41,142
Viacom, Inc.	6.875%	4/30/2036	473	520,703
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	507	506,736
Total				10,550,927

Metals & Minerals: Miscellaneous 0.65%
Aleris International, Inc.†	9.50%	4/1/2021	160	164,800
Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	91	96,136
Barrick International Barbados Corp. (Barbados)†(a)	6.35%	10/15/2036	158	163,819
Coeur Mining, Inc.	7.875%	2/1/2021	223	215,752
Glencore Finance Canada Ltd. (Canada)†(a)	6.00%	11/15/2041	648	553,108
Glencore Funding LLC†	4.625%	4/29/2024	88	82,456
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	286	290,146
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(a)	6.625%	10/14/2022	200	222,298
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	671	657,580
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	69	70,725
Teck Resources Ltd. (Canada)(a)	4.75%	1/15/2022	351	298,315
Total				2,815,135

Natural Gas 0.20%
Dominion Gas Holdings LLC	4.60%	12/15/2044	527	550,699
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	102	101,526
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	204,999
Total				857,224

Oil 1.82%
Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020	244	2,074
Apache Corp.	6.00%	1/15/2037	341	390,285
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	88	89,540
Continental Resources, Inc.	4.90%	6/1/2044	186	154,380
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	137	141,966
Eni SpA (Italy)†(a)	5.70%	10/1/2040	1,650	1,732,591
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	200	196,754
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	150	160,329
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	567	585,428

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Kerr-McGee Corp.	7.125%	10/15/2027	$142	$154,613
Kerr-McGee Corp.	7.875%	9/15/2031	422	503,973
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	100	113,215
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	14	10,430
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	1,079	836,225
PDC Energy, Inc.	7.75%	10/15/2022	446	466,070
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	310	252,557
Shell International Finance BV (Netherlands)(a)	2.875%	5/10/2026	317	322,479
Shell International Finance BV (Netherlands)(a)	6.375%	12/15/2038	161	219,152
SM Energy Co.	6.125%	11/15/2022	668	617,065
Valero Energy Corp.	10.50%	3/15/2039	286	419,020
YPF SA (Argentina)†(a)	8.50%	7/28/2025	481	509,980
Total				7,878,126

Oil: Crude Producers 1.88%
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	277	298,289
Enbridge Energy Partners LP	9.875%	3/1/2019	707	811,151
Energy Transfer Partners LP	6.125%	12/15/2045	117	121,737
Energy Transfer Partners LP	6.625%	10/15/2036	271	284,663
Energy Transfer Partners LP	7.50%	7/1/2038	897	993,166
Enterprise Products Operating LLC	7.55%	4/15/2038	423	552,846
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	335	350,208
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	370	407,277
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	176	192,415
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	158	179,297
Kinder Morgan, Inc.	7.75%	1/15/2032	1,264	1,426,294
Kinder Morgan, Inc.	7.80%	8/1/2031	157	176,575
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	160	171,341
Ruby Pipeline LLC†	6.00%	4/1/2022	576	561,717
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	125	129,063
Sabine Pass LNG LP	6.50%	11/1/2020	334	349,239
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	67	76,115
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	200	209,500
Williams Cos., Inc. (The)	8.75%	3/15/2032	794	853,550
Total				8,144,443

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.64%
FTS International, Inc.†	8.153%	#	6/15/2020	$586	$492,533
Halliburton Co.	6.70%		9/15/2038	114	143,970
Halliburton Co.	7.45%		9/15/2039	227	315,308
National Oilwell Varco, Inc.	2.60%		12/1/2022	275	256,800
Oceaneering International, Inc.	4.65%		11/15/2024	451	436,816
Trinidad Drilling Ltd. (Canada)†(a)	7.875%		1/15/2019	501	448,395
Weatherford International Ltd.	9.875%		3/1/2039	755	683,275
Total					2,777,097

Paper & Forest Products 0.45%
Georgia-Pacific LLC	8.875%		5/15/2031	1,210	1,942,875

Real Estate Investment Trusts 1.53%
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%		10/15/2023	620	632,016
EPR Properties	5.25%		7/15/2023	1,150	1,218,082
Equinix, Inc.	5.375%		4/1/2023	1,033	1,071,737
Equinix, Inc.	5.875%		1/15/2026	207	216,186
Hospitality Properties Trust	4.65%		3/15/2024	250	254,954
Kilroy Realty LP	6.625%		6/1/2020	364	419,815
Omega Healthcare Investors, Inc.	4.95%		4/1/2024	87	90,653
Omega Healthcare Investors, Inc.	5.875%		3/15/2024	639	669,470
PLA Administradora Industrial S de RL de CV (Mexico)†(a)	5.25%		11/10/2022	486	493,898
Vereit Operating Partnership LP	3.00%		2/6/2019	1,544	1,553,650
Total					6,620,461

Retail 0.58%
Chinos Intermediate Holdings A, Inc. PIK†	7.75%		5/1/2019	709	241,203
New Albertson’s, Inc.	7.45%		8/1/2029	198	193,050
PVH Corp.	7.75%		11/15/2023	561	639,540
QVC, Inc.	4.375%		3/15/2023	250	251,911
Tops Holding LLC/Top Markets II Corp.†	8.00%		6/15/2022	470	415,950
Walgreens Boots Alliance, Inc.	4.50%		11/18/2034	477	502,183
Walgreens Boots Alliance, Inc.	4.80%		11/18/2044	245	264,611
Total					2,508,448

Savings & Loan 0.09%
First Niagara Financial Group, Inc.	7.25%		12/15/2021	323	381,941

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 0.16%
Allegheny Technologies, Inc.	7.875%	8/15/2023	$740	$621,600
Allegheny Technologies, Inc.	9.375%	6/1/2019	62	63,550
Total				685,150

Technology 0.85%
Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	715	731,995
Amazon.com, Inc.	4.80%	12/5/2034	1,629	1,922,039
Expedia, Inc.	4.50%	8/15/2024	478	491,864
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	510	529,392
Total				3,675,290

Telecommunications 2.21%
America Movil SAB de CV (Mexico)(a)	6.375%	3/1/2035	348	428,909
AT&T, Inc.	6.30%	1/15/2038	1,372	1,654,938
AT&T, Inc.	6.50%	9/1/2037	1,052	1,303,714
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	200	149,750
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	200	171,000
Frontier Communications Corp.	7.625%	4/15/2024	225	200,250
Frontier Communications Corp.	9.25%	7/1/2021	910	966,875
Frontier Communications Corp.	10.50%	9/15/2022	214	227,241
Frontier Communications Corp.	11.00%	9/15/2025	375	389,531
GTH Finance BV (Netherlands)†(a)	7.25%	4/26/2023	200	209,000
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	200	201,750
Motorola Solutions, Inc.	3.75%	5/15/2022	276	276,238
MTN Mauritius Investment Ltd. (Mauritius)†(a)	4.755%	11/11/2024	200	193,000
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	300	304,125
T-Mobile USA, Inc.	6.00%	3/1/2023	841	873,589
T-Mobile USA, Inc.	6.542%	4/28/2020	440	453,755
Verizon Communications, Inc.	4.40%	11/1/2034	474	490,278
Verizon Communications, Inc.	5.05%	3/15/2034	350	389,618
Verizon Communications, Inc.	5.85%	9/15/2035	310	377,445
Verizon Communications, Inc.	6.40%	9/15/2033	232	296,959
Total				9,557,965

Transportation: Miscellaneous 0.17%
Autoridad del Canal de Panama (Panama)†(a)	4.95%	7/29/2035	200	217,000
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	496	496,000
Total				713,000

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.18%
Aquarion Co.†	4.00%	8/15/2024	$742	$788,460

Utilities: Electrical 0.11%
Tennessee Valley Authority	3.50%	12/15/2042	440	477,004
Total Corporate Bonds (cost $117,782,304)				119,351,078

FOREIGN GOVERNMENT OBLIGATIONS 2.83%

Argentina 0.15%
Provincia de Mendoza†(a)	8.375%	5/19/2024	400	416,000
Republic of Argentina(a)	8.28%	12/31/2033	206	230,832
Total				646,832

Bahamas 0.08%
Commonwealth of Bahamas†(a)	6.95%	11/20/2029	300	345,000

Bermuda 0.12%
Government of Bermuda†	5.603%	7/20/2020	471	522,810

Brazil 0.18%
Federal Republic of Brazil(a)	4.25%	1/7/2025	600	590,250
Federal Republic of Brazil(a)	5.00%	1/27/2045	200	180,500
Total				770,750

Chile 0.09%
Republic of Chile(a)	3.125%	3/27/2025	356	375,046

Dominican Republic 0.18%
Dominican Republic†(a)	5.50%	1/27/2025	290	296,525
Dominican Republic†(a)	6.60%	1/28/2024	200	218,000
Dominican Republic†(a)	6.85%	1/27/2045	250	260,000
Total				774,525

El Salvador 0.09%
Republic of EI Salvador†(a)	6.375%	1/18/2027	424	385,840

Ethiopia 0.04%
Republic of Ethiopia†(a)	6.625%	12/11/2024	200	187,500

Honduras 0.13%
Honduras Government†(a)	7.50%	3/15/2024	500	545,000

Hungary 0.11%
Republic of Hungary(a)	5.375%	3/25/2024	420	469,875

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Indonesia 0.18%
Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	$200	$207,740
Perusahaan Penerbit SBSN†(a)	4.325%	5/28/2025	275	284,625
Republic of Indonesia†(a)	5.875%	1/15/2024	250	290,054
Total				782,419

Ivory Coast 0.05%
Ivory Coast Bond†(a)	6.375%	3/3/2028	200	194,250

Latvia 0.07%
Republic of Latvia†(a)	5.25%	6/16/2021	258	295,378

Lithuania 0.16%
Republic of Lithuania†(a)	7.375%	2/11/2020	592	699,270

Mexico 0.17%
United Mexican States(a)	4.00%	10/2/2023	664	716,489

Panama 0.09%
Republic of Panama(a)	4.00%	9/22/2024	200	215,500
Republic of Panama(a)	6.70%	1/26/2036	142	189,215
Total				404,715

Paraguay 0.25%
Republic of Paraguay†(a)	4.625%	1/25/2023	1,050	1,097,250

Peru 0.04%
Republic of Peru(a)	4.125%	8/25/2027	152	167,580

Qatar 0.09%
State of Qatar†(a)	3.25%	6/2/2026	400	408,850

Romania 0.01%
Republic of Romania†(a)	6.125%	1/22/2044	49	61,328

Russia 0.10%
Russia Eurobonds†(a)	4.875%	9/16/2023	400	437,088

Sri Lanka 0.09%
Republic of Sri Lanka†(a)	6.25%	7/27/2021	200	201,905
Republic of Sri Lanka†(a)	6.85%	11/3/2025	200	195,822
Total				397,727

Trinidad And Tobago 0.05%
Republic of Trinidad & Tobago†(a)	4.375%	1/16/2024	200	205,000

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Turkey 0.29%
Republic of Turkey(a)	5.625%		3/30/2021	$616	$672,978
Republic of Turkey(a)	5.75%		3/22/2024	510	569,929
Total					1,242,907

Uruguay 0.02%
Republic of Uruguay PIK(a)	7.875%		1/15/2033	61	83,341
Total Foreign Government Obligations (cost $11,917,523)					12,216,770

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.86%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.35%	#	2/25/2032	2,930	514,103
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	64	64,543
Government National Mortgage Assoc. 2015-47 AE	2.90%		11/16/2055	1,650	1,700,230
Government National Mortgage Assoc. 2015-48 AS	2.90%		2/16/2049	1,025	1,062,308
Government National Mortgage Assoc. 2015-73 AC	2.90%		2/16/2053	372	386,461
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $3,695,697)					3,727,645

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 20.78%
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 3/1/2046	3,025	3,225,687
Federal Home Loan Mortgage Corp.	4.00%		12/1/2044	1,317	1,446,228
Federal Home Loan Mortgage Corp.	5.00%		9/1/2019 - 6/1/2026	351	364,411
Federal National Mortgage Assoc. (d)	3.00%		TBA	31,604	32,882,932
Federal National Mortgage Assoc.	3.133%	#	3/1/2042	1,317	1,381,959
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 4/1/2046	18,320	19,522,253
Federal National Mortgage Assoc.(d)	3.50%		TBA	5,890	6,215,330
Federal National Mortgage Assoc.(d)	4.00%		TBA	5,860	6,283,308
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 11/1/2044	4,798	5,181,245
Federal National Mortgage Assoc.(d)	4.50%		TBA	10,635	11,610,374
Federal National Mortgage Assoc.	5.50%		11/1/2034 - 9/1/2036	1,557	1,766,737
Total Government Sponsored Enterprises Pass-Throughs (cost $88,784,879)					89,880,464

MUNICIPAL BONDS 0.25%

Miscellaneous
Municipal Elec Auth of Georgia	7.055%		4/1/2057	557	684,960
North Texas Tollway Auth	8.91%		2/1/2030	320	386,073
Total Municipal Bonds (cost $981,000)					1,071,033

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.53%
Banc of America Commercial Mortgage Trust 2015-UBS7 C	4.512%	#	9/15/2048	$94	$95,705
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	212	215,676
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	159	161,422
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	820,559
Citigroup Commercial Mortgage Trust 2016-P3 C	4.998%	#	4/15/2049	260	273,363
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#	4/15/2049	203	136,894
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	165	168,739
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.438%	#	8/10/2047	751	48,583
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.801%	#	10/10/2053	350	355,699
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.801%	#	10/10/2053	606	453,913
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.591%	#	7/10/2050	178	180,632
CSAIL Commercial Mortgage Trust 2015-C2 C	4.352%	#	6/15/2057	700	646,558
DBWF Mortgage Trust 2015-LCM D†	3.535%	#	6/10/2034	257	224,323
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495%	#	12/15/2034	278	277,184
GS Mortgage Securities Trust 2014-GC26 D†	4.661%	#	11/10/2047	117	91,469
GS Mortgage Securities Trust 2015-GC32 C	4.559%	#	7/10/2048	195	196,887
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	698,261
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#	8/5/2034	629	607,730
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243%		4/15/2047	300	332,848
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	4.07%	#	1/15/2048	112	87,565
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.456%	#	7/15/2048	157	141,235
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	9	9,082
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	21	20,416
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	22	18,238
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.897%	#	7/15/2050	19,839	857,254
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	1,012	1,011,194

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%		1/5/2043	$250	$251,329
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	14	13,633
UBS-BAMLL Trust 2012-WRM E†	4.379%	#	6/10/2030	595	561,281
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%		8/10/2049	200	217,513
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%	#	3/18/2028	44	42,541
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.433%	#	7/15/2046	364	321,093
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.274%	#	5/15/2048	1,489	1,105,966
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.045%	#	1/15/2059	434	305,841
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,965,035)					10,950,626

U.S. TREASURY OBLIGATIONS 30.53%
U.S. Treasury Bond	2.50%		2/15/2046	12,771	13,298,800
U.S. Treasury Bond	3.00%		5/15/2045	5,060	5,818,013
U.S. Treasury Note	0.875%		10/15/2017	23,697	23,793,731
U.S. Treasury Note	1.00%		6/30/2021	20,472	20,579,949
U.S. Treasury Note	1.25%		11/30/2018	958	971,790
U.S. Treasury Note	1.25%		11/15/2018	27,204	27,590,270
U.S. Treasury Note	1.25%		3/31/2021	8,353	8,450,563
U.S. Treasury Note	1.375%		1/31/2021	4,017	4,088,238
U.S. Treasury Note	1.375%		5/31/2021	11,220	11,422,701
U.S. Treasury Note	1.625%		5/15/2026	11,312	11,450,753
U.S. Treasury Note	2.625%		11/15/2020	4,247	4,551,259
Total U.S. Treasury Obligations (cost $129,814,968)					132,016,067
Total Long-Term Investments (cost $445,118,845)					$450,581,720

SHORT-TERM INVESTMENTS 9.64%

ASSET-BACKED SECURITY 0.12%

Other
Ascentium Equipment Receivables Trust 2016-1A A1† (cost $535,951)	0.95%		4/10/2017	536	535,986

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 6.46%
U.S. Treasury Note	0.875%	9/15/2016	$4,088	$4,092,804
U.S. Treasury Note	1.00%	9/30/2016	12,151	12,171,049
U.S. Treasury Note	1.50%	7/31/2016	11,661	11,673,722
Total U.S. Treasury Obligations (cost $27,934,994)				27,937,575

REPURCHASE AGREEMENT 3.06%
Repurchase Agreement dated 6/30/2016, 0.03% due 7/1/2016 with Fixed Income Clearing Corp. collateralized by $12,740,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $13,511,980; proceeds: $13,245,598 (cost $13,245,587)			13,246	13,245,587
Total Short-Term Investments (cost $41,716,532)				41,719,148
Total Investments in Securities 113.83% (cost $486,835,377)				492,300,868
Liabilities in Excess of Cash and Other Assets(e) (13.83%)				(59,806,685)
Net Assets 100.00%				$432,494,183

IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2016.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Defaulted (non-income producing security).
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2016	283	Long	$34,572,430	$631,830

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2016	109	Short	$(14,495,297)	$(361,082)

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(concluded)

June 30, 2016

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$81,904,023	$–	$81,904,023
Corporate Bonds	–	119,351,078	–	119,351,078
Foreign Government Obligations	–	12,216,770	–	12,216,770
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	3,727,645	–	3,727,645
Government Sponsored Enterprises Pass-Throughs	–	89,880,464	–	89,880,464
Municipal Bonds	–	1,071,033	–	1,071,033
Non-Agency Commercial Mortgage-Backed Securities	–	10,950,626	–	10,950,626
U.S. Treasury Obligations	–	159,953,642	–	159,953,642
Repurchase Agreement	–	13,245,587	–	13,245,587
Total	$–	$492,300,868	$–	$492,300,868

Other Financial Instruments
Futures Contracts
Assets	$631,830	$–	$–	$631,830
Liabilities	(361,082)	–	–	(361,082)
Total	$270,748	$–	$–	$270,748

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Government
Sponsored Enterprises
	Asset-Backed	Collateralized
Investment Type	Securities	Mortgage Obligations
Balance as of January 1, 2016	$1,252,335	$539,804
Accrued discounts/premiums	–	–
Realized gain (loss)	–	–
Change in unrealized appreciation/depreciation	–	–
Purchases	–	–
Sales	–	–
Net transfers in or out of Level 3	(1,252,335)	(539,804)
Balance as of June 30, 2016	$–	$–

24	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $486,835,377)	$492,300,868
Deposits with brokers for futures collateral	153,330
Cash	22,993
Receivables:
Investment securities sold	30,301,638
Interest	2,700,157
From advisor (See Note 3)	82,854
Capital shares sold	56,158
Variation margin	30,681
Prepaid expenses	1
Total assets	525,648,680
LIABILITIES:
Payables:
Investment securities purchased	92,418,013
Capital shares reacquired	285,185
Management fee	156,302
Directors’ fees	20,134
Fund administration	13,894
Accrued expenses	260,969
Total liabilities	93,154,497
NET ASSETS	$432,494,183
COMPOSITION OF NET ASSETS:
Paid-in capital	$422,863,125
Undistributed net investment income	4,573,846
Accumulated net realized loss on investments and futures contracts	(679,027)
Net unrealized appreciation on investments and futures contracts	5,736,239
Net Assets	$432,494,183
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	25,200,443
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$17.16

See Notes to Financial Statements.	25

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Interest and other	$5,812,065
Total investment income	5,812,065
Expenses:
Management fee	899,276
Non 12b-1 service fees	500,019
Shareholder servicing	211,916
Professional	25,461
Reports to shareholders	18,222
Fund administration	79,936
Custody	9,930
Directors’ fees	5,407
Other	11,424
Gross expenses	1,761,591
Expense reductions (See Note 9)	(715)
Fees waived and expenses reimbursed (See Note 3)	(481,905)
Net expenses	1,278,971
Net investment income	4,533,094
Net realized and unrealized gain:
Net realized gain on investments	1,929,897
Net realized gain on futures contracts	28,448
Net change in unrealized appreciation/depreciation on investments	15,451,807
Net change in unrealized appreciation/depreciation on futures contracts	283,925
Net realized and unrealized gain	17,694,077
Net Increase in Net Assets Resulting From Operations	$22,227,171

26	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2016	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2015
Operations:
Net investment income	$4,533,094	$7,790,264
Net realized gain on investments and futures contracts	1,958,345	1,096,299
Net change in unrealized appreciation/depreciation on investments and futures contracts	15,735,732	(11,971,137)
Net increase (decrease) in net assets resulting from operations	22,227,171	(3,084,574)
Distributions to shareholders from:
Net investment income	–	(10,557,123)
Net realized gain	–	(517,492)
Total distributions to shareholders	–	(11,074,615)
Capital share transactions (See Note 13):
Proceeds from sales of shares	40,536,533	112,443,645
Reinvestment of distributions	–	11,074,615
Cost of shares reacquired	(20,424,263)	(36,936,737)
Net increase in net assets resulting from capital share transactions	20,112,270	86,581,523
Net increase in net assets	42,339,441	72,422,334
NET ASSETS:
Beginning of period	$390,154,742	$317,732,408
End of period	$432,494,183	$390,154,742
Undistributed net investment income	$4,573,846	$40,752

See Notes to Financial Statements.	27

Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:

				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
6/30/2016(c)	$16.25	$0.19	$0.72	$0.91	$–	$–	$–
12/31/2015	16.85	0.36	(0.47)	(0.11)	(0.47)	(0.02)	(0.49)
12/31/2014	16.22	0.32	0.66	0.98	(0.32)	(0.03)	(0.35)
12/31/2013	16.73	0.29	(0.47)	(0.18)	(0.32)	(0.01)	(0.33)
12/31/2012	16.06	0.31	0.78	1.09	(0.30)	(0.12)	(0.42)
12/31/2011	15.28	0.40	0.95	1.35	(0.34)	(0.23)	(0.57)

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

28	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

		Expenses
		excluding
		expense
		reductions	Total
		and including	expenses
Net		management	after			Net
asset		fee waived	waivers		Net	assets,	Portfolio
value,	Total	and expenses	and/or reim-	Total	investment	end of	turnover
end of	return(b)	reimbursed	bursements	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(%)	(000)	(%)
$17.16	5.60 (d)	0.32	0.32 (d)	0.44 (d)	1.13 (d)	$432,494	267.74 (d)
16.25	(0.66)	–	0.64	0.89	2.11	390,155	431.81
16.85	6.08	–	0.64	0.90	1.87	317,732	466.40
16.22	(1.10)	–	0.64	0.95	1.74	147,670	625.23
16.73	6.82	–	0.64	1.16	1.85	50,239	588.93
16.06	8.77	–	0.64	1.95	2.48	12,878	645.34

See Notes to Financial Statements.	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the

30

Notes to Financial Statements (unaudited)(continued)

Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on futures contracts in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

31

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

32

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended June 30, 2016, the effective management fee, net of waivers, was at an annualized rate of .21% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .64%. This agreement may be terminated only by the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

33

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and fiscal year ended December 31, 2015 was as follows:

	Six Months Ended
	6/30/2016	Year Ended
	(unaudited)	12/31/2015
Distributions paid from:
Ordinary income	$ –	$11,074,615
Total distributions paid	$ –	$11,074,615

As of December 31, 2015, the Fund had a capital loss carryforward of $80,406, which will carry forward indefinitely.

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$488,511,951
Gross unrealized gain	6,826,757
Gross unrealized loss	(3,037,840)
Net unrealized security gain	$3,788,917

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases*	Purchases	Sales*	Sales
$1,111,101,909	$71,640,802	$1,060,246,876	$77,573,943

*	Includes U.S. Government sponsored enterprises securities.

34

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2016 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2016, the Fund had futures contracts with unrealized appreciation of $270,748, which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Net realized gain of $28,448 and net change in unrealized appreciation of $283,925 are included on the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 378.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$13,245,587	$ –	$13,245,587
Total	$13,245,587	$ –	$13,245,587

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$13,245,587	$ –	$ –	$(13,245,587)	$ –
Total	$13,245,587	$ –	$ –	$(13,245,587)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2016.

35

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended June 30, 2016, the Fund did not utilize the Facility or the SSB Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise.

The Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the

36

Notes to Financial Statements (unaudited)(continued)

price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield bonds (also known as “junk” bonds) in which the Fund may invest are subject to greater price fluctuations, as well as additional risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of the Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2016		Year Ended
	(unaudited	)	December 31, 2015
Shares sold	2,423,204		6,664,833
Reinvestment of distributions	–		680,589
Shares reacquired	(1,237,920)		(2,188,823)
Increase	1,185,284		5,156,599

37

Notes to Financial Statements (unaudited)(concluded)

14.	SUBSEQUENT EVENT

On July 26, 2016, the Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

38

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

39

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc. Total Return Portfolio

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		SFTR-PORT-3
(08/16)

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Value Opportunities Portfolio

For the six-month period ended June 30, 2016

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Value Opportunities Portfolio
Semiannual Report

For the six-month period ended June 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Value Opportunities Portfolio for the six-month period ended June 30, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/16 – 6/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/16 –
	1/1/16	6/30/16	6/30/16
Class VC
Actual	$1,000.00	$1,054.10	$5.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2016

Sector*	%**
Consumer Discretionary	9.89%
Consumer Staples	3.33%
Energy	5.25%
Financials	25.20%
Health Care	10.73%
Industrials	12.01%
Information Technology	17.01%
Materials	7.12%
Telecommunication Services	2.17%
Utilities	7.29%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2016

		Fair
Investments	Shares	Value
COMMON STOCKS 104.17%

Banks 7.10%
Bank of Hawaii Corp.	97	$6,674
Citizens Financial Group, Inc.	229	4,575
East West Bancorp, Inc.	81	2,769
First Republic Bank	44	3,079
Webster Financial Corp.	101	3,429
Western Alliance Bancorp*	180	5,877
Total		26,403

Capital Markets 0.68%
Moelis & Co. Class A	112	2,520

Chemicals 1.32%
Ingevity Corp.*	14	477
RPM International, Inc.	89	4,445
Total		4,922

Commercial Services & Supplies 3.02%
Herman Miller, Inc.	173	5,171
KAR Auction Services, Inc.	145	6,052
Total		11,223

Communications Equipment 1.20%
ARRIS International plc*	213	4,465

Construction & Engineering 3.97%
AECOM*	286	9,086
Jacobs Engineering Group, Inc.*	114	5,679
Total		14,765

Containers & Packaging 3.79%
Berry Plastics Group, Inc.*	142	5,517
Sealed Air Corp.	114	5,240
WestRock Co.	86	3,343
Total		14,100

Diversified Telecommunication Services 2.26%
Zayo Group Holdings, Inc.*	301	8,407
		Fair
Investments	Shares	Value
Electric: Utilities 1.46%
ITC Holdings Corp.	116	$5,431

Electrical Equipment 1.33%
Hubbell, Inc.	47	4,957

Electronic Equipment, Instruments & Components 1.17%
Amphenol Corp. Class A	76	4,357

Energy Equipment & Services 0.69%
Helmerich & Payne, Inc.	38	2,551

Food Products 2.89%
Flowers Foods, Inc.	160	3,000
Pinnacle Foods, Inc.	167	7,730
Total		10,730

Health Care Equipment & Supplies 4.58%
Alere, Inc.*	100	4,168
Cooper Cos., Inc. (The)	44	7,549
STERIS plc (United Kingdom)(a)	77	5,294
Total		17,011

Health Care Providers & Services 4.13%
ExamWorks Group, Inc.*	204	7,109
HealthSouth Corp.	212	8,230
Total		15,339

Hotels, Restaurants & Leisure 2.55%
Aramark	176	5,882
Red Robin Gourmet Burgers, Inc.*	5	237
SeaWorld Entertainment, Inc.	234	3,353
Total		9,472

Household Durables 1.88%
Lennar Corp. Class A	97	4,472
Newell Brands, Inc.	52	2,525
Total		6,997

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2016

		Fair
Investments	Shares	Value
Information Technology Services 11.16%
Acxiom Corp.*	260	$5,717
Amdocs Ltd.	110	6,349
Booz Allen Hamilton
Holding Corp.	265	7,855
Cardtronics, Inc.*	105	4,180
Fidelity National Information
Services, Inc.	109	8,031
MAXIMUS, Inc.	72	3,987
Vantiv, Inc. Class A*	95	5,377
Total		41,496

Insurance 7.04%
Arch Capital Group Ltd.*	104	7,488
Hartford Financial Services
Group, Inc. (The)	107	4,748
Markel Corp.*	6	5,717
RenaissanceRe Holdings Ltd.	70	8,221
Total		26,174

Internet Software & Services 1.32%
Akamai Technologies, Inc.*	88	4,922

Leisure Product 1.16%
Brunswick Corp.	95	4,305

Life Sciences Tools & Services 1.54%
PerkinElmer, Inc.	109	5,714

Media 2.37%
AMC Networks, Inc. Class A*	64	3,867
New York Times Co. (The)
Class A	408	4,937
Total		8,804

Metals & Mining 2.30%
Reliance Steel & Aluminum Co.	111	8,536

Multi-Utilities 3.98%
Black Hills Corp.	84	5,295
CMS Energy Corp.	207	9,493
Total		14,788
		Fair
Investments	Shares	Value
Oil, Gas & Consumable Fuels 4.78%
Carrizo Oil & Gas, Inc.*	83	$2,976
Cimarex Energy Co.	37	4,415
EQT Corp.	56	4,336
Rice Energy, Inc.*	275	6,061
Total		17,788

Personal Products 0.59%
Coty, Inc. Class A	84	2,183

Pharmaceuticals 0.94%
Prestige Brands Holdings, Inc.*	63	3,490

Real Estate Investment Trusts 9.58%
Federal Realty Investment Trust	65	10,761
Highwoods Properties, Inc.	147	7,761
Physicians Realty Trust	361	7,584
Retail Opportunity Investments Corp.	286	6,198
UDR, Inc.	90	3,323
Total		35,627

Real Estate Management & Development 0.78%
Realogy Holdings Corp.*	100	2,902

Road & Rail 2.01%
Genesee & Wyoming, Inc. Class A*	63	3,714
Old Dominion Freight Line, Inc.*	62	3,739
Total		7,453

Semiconductors & Semiconductor Equipment 2.86%
Cypress Semiconductor Corp.	308	3,249
Lam Research Corp.	40	3,363
Synaptics, Inc.*	75	4,031
Total		10,643

Textiles, Apparel & Luxury Goods 2.34%
Ralph Lauren Corp.	25	2,241
Steven Madden Ltd.*	189	6,460
Total		8,701

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2016

		Fair
Investments	Shares	Value
Thrifts & Mortgage Finance 1.06%
Essent Group Ltd.*	181	$3,948

Trading Companies & Distributors 2.18%
MSC Industrial Direct Co., Inc. Class A	65	4,587
Watsco, Inc.	25	3,517
Total		8,104
		Fair
Investments	Shares	Value
Water Utilities 2.16%
American Water Works Co., Inc.	95	$8,029
Total Investments in Common Stock 104.17% (cost $348,218)		387,257
Liabilities in Excess of Cash and Other Assets (4.17)%		(15,507)
Net Assets 100%		$371,750

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$387,257	$–	$–	$387,257
Total	$387,257	$–	$–	$387,257

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2016.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2016

ASSETS:
Investments in securities, at fair value (cost $348,218)	$387,257
Cash	12,818
Receivables:
From advisor (See Note 3)	3,833
Investment securities sold	2,997
Dividends	460
Total assets	407,365
LIABILITIES:
Payables:
Investment securities purchased	2,571
Directors’ fees	36
Accrued expenses	33,008
Total liabilities	35,615
NET ASSETS	$371,750
COMPOSITION OF NET ASSETS:
Paid-in capital	$318,555
Undistributed net investment income	826
Accumulated net realized gain on investments	13,330
Net unrealized appreciation on investments	39,039
Net Assets	$371,750
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	19,065
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$19.50

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2016

Investment income:
Dividends	$2,800
Total investment income	2,800
Expenses:
Professional	16,673
Custody	3,789
Reports to shareholders	3,727
Management fee	1,322
Shareholder servicing	117
Fund administration	70
Non 12b-1 service fees	24
Directors’ fees	5
Other	1,164
Gross expenses	26,891
Expense reductions (See Note 8)	(1)
Fees waived and expenses reimbursed (See Note 3)	(24,951)
Net expenses	1,939
Net investment income	861
Net realized and unrealized gain:
Net realized gain on investments	8,662
Net change in unrealized appreciation/depreciation on investments	9,810
Net realized and unrealized gain	18,472
Net Increase in Net Assets Resulting From Operations	$19,333

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Operations:
Net investment income	$861	$54
Net realized gain on investments	8,662	16,033
Net change in unrealized appreciation/depreciation on investments	9,810	(25,869)
Net increase (decrease) in net assets resulting from operations	19,333	(9,782)
Distributions to shareholders from:
Net investment income	–	(146)
Net realized gain	–	(12,894)
Total distributions to shareholders	–	(13,040)
Capital share transactions (See Note 11):
Proceeds from sales of shares	–	3,575
Reinvestment of distributions	–	13,040
Cost of shares reacquired	(4,636)	(15,898)
Net increase (decrease) in net assets resulting from capital share transactions	(4,636)	717
Net increase (decrease) in net assets	14,697	(22,105)
NET ASSETS:
Beginning of period	$357,053	$379,158
End of period	$371,750	$357,053
Undistributed (distributions in excess of) net investment income	$826	$(35)

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)		Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2016(c)	$18.50	$0.04		$0.96	$1.00	$–	$–	$–
12/31/2015	19.66	–	(e)	(0.49)	(0.49)	(0.01)	(0.66)	(0.67)
12/31/2014	21.09	0.02		1.83	1.85	(0.02)	(3.26)	(3.28)
12/31/2013	17.02	0.03		6.56	6.59	(0.09)	(2.43)	(2.52)
12/31/2012	15.38	0.04		1.64	1.68	(0.04)	–	(0.04)
12/31/2011	16.11	–	(e)	(0.73)	(0.73)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net asset, end of period (000)	Portfolio turnover rate (%)
$19.50	5.41 (d)	0.55	(d)	7.58	(d)	0.24	(d)	$372	20.90	(d)
18.50	(2.53)	1.10		15.21		0.01		357	55.58
19.66	8.92	1.10		14.53		0.10		379	72.37
21.09	38.82	1.10		23.61		0.14		318	65.96
17.02	10.92	1.10		28.69		0.28		229	62.36
15.38	(4.47)	1.10		30.03		0.03		206	66.18

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of thirteen separate portfolios. This report covers Value Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund offers Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2012 through December 31, 2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

13

Notes to Financial Statements (unaudited)(continued)

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2016, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

During the six months ended June 30, 2016 and continuing through April 30, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.10%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

14

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2016 and the fiscal year ended December 31, 2015 was as follows:

Six Months Ended
	6/30/2016	Year Ended
	(unaudited)	12/31/2015
Distributions paid from:
Ordinary income	$–	$ 39
Net long-term capital gains	–	13,001
Total distributions paid	$–	$13,040

As of June 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$348,481
Gross unrealized gain	52,436
Gross unrealized loss	(13,660)
Net unrealized security gain	$38,776

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

Purchases	Sales
$77,642	$82,498

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2016.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net

15

Notes to Financial Statements (unaudited)(continued)

settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty. As of June 30, 2016, the Fund did not have assets or liabilities subject to the FASB disclosure requirements.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Small and mid-sized company stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

16

Notes to Financial Statements (unaudited)(concluded)

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Six Months Ended
	June 30, 2016	Year Ended
	(unaudited )	December 31, 2015
Shares sold	–	185
Reinvestment of distributions	–	695
Shares reacquired	(238)	(863)
Increase (decrease)	(238)	17

12.	SUBSEQUENT EVENT

On July 26, 2016, the Securities and Exchange Commission issued an exemptive order which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing facility to lend money to and borrow money from each other for temporary purposes.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Series Fund, Inc. Value Opportunities Portfolio

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		SFVALOPP-PORT-3 (08/16)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 15, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 15, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 15, 2016